UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
222 Delaware Avenue, Wilmington, DE 19801
(Address of principal executive offices) (Zip code)

CT Corp.
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (888) 374-9999

Date of fiscal year end: August 31
Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
November 30, 2009

Schedules of Investments
November 30, 2009 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.9%

CONSUMER DISCRETIONARY — 11.6%

Auto Components — 0.1%
70,800	WABCO Holdings Inc.	$1,673,004

Automobiles — 0.5%
723,200	Ford Motor Co. (a)*	6,429,248

Distributors — 0.1%
111,700	LKQ Corp.*	1,946,931

Diversified Consumer Services — 0.3%
69,900	Education Management Corp. (a)*	1,480,482
120,000	Weight Watchers International Inc.	3,321,600

	Total Diversified Consumer Services	4,802,082

Hotels, Restaurants & Leisure — 0.2%
71,100	Starbucks Corp.*	1,557,090
17,000	WMS Industries Inc. (a)*	660,960

	Total Hotels, Restaurants & Leisure	2,218,050

Household Durables — 0.1%
29,200	Harman International Industries Inc.	1,098,212

Internet & Catalog Retail — 2.6%
120,800	Amazon.com Inc.*	16,417,928
92,900	priceline.com Inc.*	19,891,748

	Total Internet & Catalog Retail	36,309,676

Media — 2.1%
356,941	DIRECTV, Class A Shares*	11,290,044
35,100	Omnicom Group Inc.	1,288,872
303,150	Viacom Inc., Class B Shares*	8,985,366
244,550	Walt Disney Co.	7,390,301

	Total Media	28,954,583

Multiline Retail — 1.7%
21,700	Dollar Tree Inc.*	1,062,649
196,550	Kohl’s Corp.*	10,444,667
261,900	Target Corp.	12,194,064

	Total Multiline Retail	23,701,380

Specialty Retail — 3.0%
61,700	American Eagle Outfitters Inc.	948,946
55,000	Bed Bath & Beyond Inc.*	2,054,800
171,100	Best Buy Co. Inc. (a)	7,328,213
127,600	Chico’s FAS Inc.*	1,795,332
371,300	Lowe’s Cos. Inc.	8,098,053
22,800	O’Reilly Automotive Inc.*	884,184
560,000	Staples Inc. (a)	13,059,200
218,600	TJX Cos Inc.	8,389,868

	Total Specialty Retail	42,558,596

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

Textiles, Apparel & Luxury Goods — 0.9%
200,000	NIKE Inc., Class B Shares	$12,978,000

	Total Consumer Discretionary	162,669,762

CONSUMER STAPLES — 7.7%

Beverages — 1.8%
195,050	Coca-Cola Co.	11,156,860
236,100	PepsiCo Inc.	14,690,142

	Total Beverages	25,847,002

Food & Staples Retailing — 3.0%
365,400	CVS/Caremark Corp.	11,331,054
359,700	Walgreen Co.	13,988,733
310,800	Wal-Mart Stores Inc.	16,954,140

	Total Food & Staples Retailing	42,273,927

Food Products — 0.2%
17,300	Bunge Ltd. (a)	1,070,870
95,700	Sara Lee Corp. (a)	1,161,798

	Total Food Products	2,232,668

Household Products — 2.7%
39,100	Alberto-Culver Co., Class B Shares (a)	1,100,665
342,400	Avon Products Inc.	11,727,200
400,700	Procter & Gamble Co.	24,983,645

	Total Household Products	37,811,510

	Total Consumer Staples	108,165,107

ENERGY — 6.5%

Energy Equipment & Services — 3.1%
21,800	Cameron International Corp.*	824,040
329,450	Halliburton Co.	9,672,652
341,600	National-Oilwell Varco Inc.*	14,695,632
19,200	Noble Corp.	793,152
70,664	Transocean Ltd.	6,033,999
690,150	Weatherford International Ltd.*	11,525,505

	Total Energy Equipment & Services	43,544,980

Oil, Gas & Consumable Fuels — 3.4%
19,100	Cabot Oil & Gas Corp.	731,530
33,000	Concho Resources Inc.*	1,349,040
47,500	Continental Resources Inc. (a)*	1,788,375
62,600	Denbury Resources Inc. (a)*	830,702
165,000	EOG Resources Inc.	14,270,850
30,500	InterOil Corp. (a)*	1,704,950
21,000	Massey Energy Co.	790,860
65,000	Noble Energy Inc.	4,241,250
74,950	Occidental Petroleum	6,055,211
422,750	Suncor Energy Inc. (a)	15,307,777

	Total Oil, Gas & Consumable Fuels	47,070,545

	Total Energy	90,615,525

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

FINANCIALS — 7.1%

Capital Markets — 1.9%
416,200	Bank of New York Mellon Corp. (The)	$11,087,568
36,000	Franklin Resources Inc.	3,889,080
278,700	Invesco Ltd.	6,201,075
2,400	Legg Mason Inc.	67,896
121,800	Raymond James Financial Inc. (a)	2,958,522
115,700	SEI Investments Co.	2,025,907

	Total Capital Markets	26,230,048

Commercial Banks — 0.7%
447,000	Banco Bradesco SA, ADR (a)	9,471,930

Consumer Finance — 0.6%
203,900	American Express Co.	8,529,137

Diversified Financial Services — 3.2%
544,800	Bank of America Corp. (a)	8,635,080
71,700	CME Group Inc., Class A Shares	23,534,091
130,000	IntercontinentalExchange Inc.*	13,882,700

	Total Diversified Financial Services	46,051,871

Insurance — 0.6%
285,400	Hartford Financial Services Group Inc.	6,980,884
50,400	Principal Financial Group Inc.	1,279,656

	Total Insurance	8,260,540

Real Estate Investment Trusts (REITs) — 0.1%
69,500	Annaly Capital Management Inc.	1,279,495

	Total Financials	99,823,021

HEALTH CARE — 13.0%

Biotechnology — 2.9%
301,018	Celgene Corp.*	16,691,448
12,300	Genzyme Corp.*	623,610
482,405	Gilead Sciences Inc.*	22,214,750
19,800	United Therapeutics Corp.*	902,682

	Total Biotechnology	40,432,490

Health Care Equipment & Supplies — 1.7%
30,100	Beckman Coulter Inc.	1,955,296
431,400	Covidien PLC	20,198,148
15,300	Edwards Lifesciences Corp.*	1,258,884

	Total Health Care Equipment & Supplies	23,412,328

Health Care Providers & Services — 2.6%
39,600	Catalyst Health Solutions Inc.*	1,346,796
109,300	Express Scripts Inc.*	9,377,940
250,000	Medco Health Solutions Inc.*	15,790,000
313,400	UnitedHealth Group Inc.	8,985,178
41,900	VCA Antech Inc.*	949,873

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

	Total Health Care Providers & Services	$36,449,787

Health Care Technology — 0.1%
87,500	Eclipsys Corp.*	1,604,750

Life Sciences Tools & Services — 1.9%
234,000	Illumina Inc. (a)*	6,767,280
11,400	Millipore Corp.*	776,340
142,300	QIAGEN NV (a)*	3,144,830
337,200	Thermo Fisher Scientific Inc.*	15,925,956

	Total Life Sciences Tools & Services	26,614,406

Pharmaceuticals — 3.8%
300,000	Allergan Inc.	17,439,000
1,040,692	Elan Corp. PLC, ADR*	6,577,173
190,000	Novo Nordisk, ADR (a)	12,676,800
289,550	Teva Pharmaceutical Industries Ltd., ADR	15,285,345
82,643	Warner Chilcott PLC, Class A Shares*	2,031,365

	Total Pharmaceuticals	54,009,683

	Total Health Care	182,523,444

INDUSTRIALS — 8.4%

Aerospace & Defense — 1.7%
216,750	Goodrich Corp.	12,861,945
213,900	ITT Industries Inc.	11,062,908

	Total Aerospace & Defense	23,924,853

Air Freight & Logistics — 1.7%
340,000	Expeditors International of Washington Inc.	10,856,200
63,300	HUB Group Inc., Class A Shares (a)*	1,674,285
203,500	United Parcel Service Inc., Class B Shares (a)	11,695,145

	Total Air Freight & Logistics	24,225,630

Airlines — 0.3%
570,000	Delta Air Lines Inc. (a)*	4,668,300

Commercial Services & Supplies — 0.1%
29,800	Republic Services Inc., Class A Shares	840,360

Construction & Engineering — 0.6%
41,100	Aecom Technology Corp.*	1,043,940
97,200	Chicago Bridge & Iron Co. NV (a)	1,709,748
181,723	Foster Wheeler AG*	5,422,614

	Total Construction & Engineering	8,176,302

Electrical Equipment — 1.2%
48,100	A.O. Smith Corp. (a)	2,016,352
43,400	AMETEK Inc.	1,586,704
330,800	Emerson Electric Co.	13,698,428

	Total Electrical Equipment	17,301,484

Industrial Conglomerates — 0.6%
65,700	McDermott International Inc.*	1,375,758

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

200,100	Tyco International Ltd.	$7,177,587

	Total Industrial Conglomerates	8,553,345

Machinery — 2.2%
152,600	Danaher Corp. (a)	10,822,392
172,500	Illinois Tool Works Inc.	8,390,400
173,880	Ingersoll-Rand PLC	6,150,136
121,300	Pall Corp.	3,860,979

	Total Machinery	29,223,907

Road & Rail — 0.0%
21,700	Old Dominion Freight Line Inc.*	574,616

	Total Industrials	117,488,797

INFORMATION TECHNOLOGY — 35.6%

Communications Equipment — 5.4%
26,800	Adtran Inc. (a)	566,284
840,850	Cisco Systems Inc. (a)*	19,675,890
31,100	CommScope Inc.*	781,543
325,600	Juniper Networks Inc.*	8,507,928
1,282,800	Motorola Inc.	10,275,228
801,246	QUALCOMM Inc.	36,056,070

	Total Communications Equipment	75,862,943

Computers & Peripherals — 8.0%
309,984	Apple Inc.*	61,968,901
194,150	Dell Inc.*	2,741,398
258,000	EMC Corp.*	4,342,140
269,542	Hewlett-Packard Corp.	13,223,731
108,230	International Business Machines Corp.	13,674,861
70,300	Seagate Technology	1,063,639
441,700	Teradata Corp.*	12,941,810
50,800	Western Digital Corp.*	1,871,472

	Total Computers & Peripherals	111,827,952

Electronic Equipment & Instruments — 1.2%
47,100	Amphenol Corp., Class A Shares (a)	1,940,520
699,250	Corning Inc.	11,663,490
119,000	Jabil Circuit Inc.	1,583,890
77,400	Tyco Electronics Ltd.	1,796,454

	Total Electronic Equipment & Instruments	16,984,354

Internet Software & Services — 6.3%
332,100	eBay Inc.*	8,126,487
36,800	Equinix Inc. (a)*	3,539,792
96,930	Google Inc., Class A Shares*	56,510,190
550,000	Verisign Inc. (a)*	12,342,000
474,807	Yahoo! Inc.*	7,107,861

	Total Internet Software & Services	87,626,330

IT Services — 5.0%
286,514	Accenture PLC, Class A Shares	11,758,535
45,400	Amdocs Ltd.*	1,199,922

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

82,400	Cognizant Technology Solutions Corp., Class A Shares*	$3,619,832
14,700	Global Payments Inc.	753,522
96,000	Mastercard Inc., Class A Shares (a)	23,122,560
367,800	Visa Inc., Class A Shares	29,791,800

	Total IT Services	70,246,171

Semiconductors & Semiconductor Equipment — 2.0%
49,100	Analog Devices Inc.	1,472,509
283,610	Broadcom Corp., Class A Shares*	8,281,412
568,500	Intel Corp.	10,915,200
77,000	Marvell Technology Group Ltd.*	1,187,340
271,600	Skyworks Solutions Inc. (a)*	3,343,396
117,860	Texas Instruments Inc.	2,980,679

	Total Semiconductors & Semiconductor Equipment	28,180,536

Software — 7.7%
145,800	Activision Blizzard Inc. (a)*	1,660,662
310,000	Adobe Systems Inc.*	10,874,800
303,100	Check Point Software Technologies*	9,574,929
13,700	Factset Research Systems Inc. (a)	991,195
532,900	Intuit Inc.*	15,566,009
30,400	McAfee Inc.*	1,159,760
1,100,710	Microsoft Corp.	32,371,881
1,106,700	Oracle Corp.	24,435,936
623,700	Symantec Corp.*	11,070,675

	Total Software	107,705,847

	Total Information Technology	498,434,133

MATERIALS — 6.1%

Chemicals — 5.1%
87,052	Air Products & Chemicals Inc.	7,219,222
29,400	Airgas Inc.	1,359,750
69,900	Albemarle Corp.	2,359,125
78,600	Celanese Corp., Series A	2,339,136
20,300	Ecolab Inc.	911,673
28,900	FMC Corp. (a)	1,618,111
200,550	Mosaic Co. (The)	10,919,948
260,350	Praxair Inc.	21,356,511
430,500	Syngenta AG, ADR (a)	23,036,054

	Total Chemicals	71,119,530

Containers & Packaging — 0.1%
64,200	Crown Holdings Inc.*	1,615,914

Metals & Mining — 0.9%
53,922	Freeport-McMoRan Copper & Gold Inc. (a)	4,464,742
190,950	Goldcorp Inc.	8,019,900

	Total Metals & Mining	12,484,642

	Total Materials	85,220,086

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES — 1.9%

Wireless Telecommunication Services — 1.9%
211,907	American Tower Corp., Class A Shares*	$8,671,234
473,900	Crown Castle International Corp. (a)*	17,387,391
40,600	NII Holdings Inc.*	1,209,880

	Total Wireless Telecommunication Services	27,268,505

	Total Telecommunication Services	27,268,505

	TOTAL COMMON STOCKS (Cost — $1,153,982,521)	1,372,208,380

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,153,982,521)	1,372,208,380

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS (b) — 10.2%
MONEY MARKET FUNDS — 8.5%
33,448,624	CGCM Money Market Investments (c)	33,448,624
85,333,119	The AIM STIT — Liquid Asset Portfolio (c)	85,333,119
	TOTAL MONEY MARKET FUNDS (Cost — 118,781,743)	118,781,743

TIME DEPOSITS — 1.7%
336,359	Branch Bank & Trust — Grand Cayman, 0.030% due 12/1/09	336,359
24,107,962	Wells Fargo — Grand Cayman, 0.030% due 12/1/09	24,107,962
	TOTAL TIME DEPOSITS (Cost — $24,444,321)	24,444,321

	TOTAL SHORT-TERM INVESTMENTS (Cost — $143,226,064)	143,226,064

	TOTAL INVESTMENTS — 108.1% (Cost — $1,297,208,585#)	1,515,434,444

	Liabilities in Excess of Other Assets — (8.1)%	(113,897,714)
	TOTAL NET ASSETS — 100.0%	$1,401,536,730

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.7%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^

Information Technology	32.9%
Health Care	12.0
Consumer Discretionary	10.7
Industrials	7.8
Consumer Staples	7.1

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Sector^
Financials	6.6
Energy	6.0
Materials	5.6
Telecommunication Services	1.8
Short-Term Investments	9.5

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.5%

CONSUMER DISCRETIONARY — 8.3%

Auto Components — 0.1%
51,000	BorgWarner Inc.	$1,540,710

Distributors — 0.6%
220,900	Genuine Parts Co.	7,914,847

Diversified Consumer Services — 0.2%
113,400	H&R Block Inc. (a)	2,302,020

Hotels, Restaurants & Leisure — 0.2%
127,400	Burger King Holdings Inc. (a)	2,165,800
26,800	Carnival Corp.*	858,404

	Total Hotels, Restaurants & Leisure	3,024,204

Household Durables — 0.1%
38,400	Mohawk Industries Inc. (a)*	1,577,472

Leisure Equipment & Products — 0.8%
567,300	Mattel Inc.	11,039,658

Media — 4.3%
500,000	DIRECTV, Class A Shares*	15,815,000
1,115,000	Interpublic Group Cos. Inc. (a)*	7,057,950
43,300	Marvel Entertainment Inc.*	2,253,765
293,500	McGraw-Hill Cos. Inc.	8,793,260
860,000	News Corp., Class A Shares	9,855,600
73,300	Omnicom Group Inc.	2,691,576
346,001	Time Warner Inc.	10,629,151

	Total Media	57,096,302

Multiline Retail — 0.7%
205,000	Target Corp.	9,544,800

Specialty Retail — 0.7%
3,400	AutoZone Inc.*	502,758
335,600	Home Depot Inc.	9,182,016

	Total Specialty Retail	9,684,774

Textiles, Apparel & Luxury Goods — 0.6%
115,400	V. F. Corp.	8,391,888

	Total Consumer Discretionary	112,116,675

CONSUMER STAPLES — 13.1%

Beverages — 0.6%
123,800	Diageo PLC, ADR	8,370,118

Food & Drug Retailing — 0.1%
55,859	SUPERVALU Inc. (a)	772,530

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Food & Staples Retailing — 1.7%
550,000	CVS/Caremark Corp.	$17,055,500
136,700	Kroger Co.	3,108,558
79,900	Sysco Corp.	2,160,496

	Total Food & Staples Retailing	22,324,554

Food Products — 3.9%
61,700	Campbell Soup Co.	2,157,649
258,100	HJ Heinz Co.	10,956,345
631,000	Kraft Foods Inc., Class A Shares	16,771,980
63,200	Ralcorp Holdings Inc.*	3,660,544
593,300	Unilever NV, NY Registered Shares (a)	18,279,573

	Total Food Products	51,826,091

Household Products — 1.3%
273,200	Kimberly-Clark Corp.	18,023,004

Tobacco — 5.5%
2,240,800	Altria Group Inc.	42,149,448
480,000	Philip Morris International Inc.	23,083,200
183,900	Reynolds American Inc.	9,187,644

	Total Tobacco	74,420,292

	Total Consumer Staples	175,736,589

ENERGY — 18.5%

Energy Equipment & Services — 3.6%
6,600	Baker Hughes Inc. (a)	268,884
168,900	Diamond Offshore Drilling Inc. (a)	16,812,306
370,000	Halliburton Co.	10,863,200
157,500	Nabors Industries Ltd. (a)*	3,252,375
36,800	Pride International Inc.*	1,163,984
935,000	Weatherford International Ltd.*	15,614,500

	Total Energy Equipment & Services	47,975,249

Oil, Gas & Consumable Fuels — 14.9%
178,000	Anadarko Petroleum Corp.	10,596,340
524,800	BP PLC, ADR (a)	30,008,064
339,200	Chesapeake Energy Corp.	8,113,664
441,850	Chevron Corp.	34,481,973
77,200	Cimarex Energy Co.	3,616,048
482,600	ConocoPhillips	24,984,202
237,000	Devon Energy Corp.	15,961,950
16,600	EOG Resources Inc.	1,435,734
280,000	Hess Corp.	16,228,800
259,700	Marathon Oil Corp.	8,471,414
235,000	Peabody Energy Corp. (a)	10,448,100
143,100	Royal Dutch Shell PLC, Class A Shares, ADR (a)	8,551,656
140,100	Total SA, ADR	8,712,819
423,800	Valero Energy Corp.	6,734,182
300,000	XTO Energy Inc.	12,732,000

	Total Oil, Gas & Consumable Fuels	201,076,946

	Total Energy	249,052,195

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 11.6%

Capital Markets — 2.7%
227,000	AllianceBernstein Holding LP (a)*	$5,743,100
322,000	Ameriprise Financial Inc.	12,274,640
375,000	Bank of New York Mellon Corp. (The)	9,990,000
46,200	Goldman Sachs Group Inc.	7,838,292

	Total Capital Markets	35,846,032

Commercial Banks — 0.6%
135,150	HSBC Holdings PLC, ADR (a)	7,975,202

Consumer Finance — 0.0%
3,300	The Student Loan Corp.	163,944

Insurance — 5.2%
205,000	ACE Ltd.*	9,985,550
13,276	Alleghany Corp.*	3,544,161
47,400	Allied World Assurance Co. Holdings Ltd.	2,265,246
281,200	Allstate Corp.	7,988,892
39,900	Arch Capital Group Ltd.*	2,786,616
96,000	Brown & Brown Inc.	1,713,600
197,300	Fidelity National Financial Inc., Class A Shares	2,740,497
240,700	MetLife Inc.	8,229,533
129,000	The Progressive Corp.*	2,163,330
315,050	The Travelers Cos. Inc.	16,505,469
76,900	W.R. Berkley Corp.	1,900,199
385,000	Willis Group Holdings Ltd. (a)	10,452,750

	Total Insurance	70,275,843

Real Estate Investment Trusts (REITs) — 2.0%
1,104,900	Annaly Capital Management Inc.	20,341,209
142,500	Health Care REIT Inc.	6,348,375

	Total Real Estate Investment Trusts (REITs)	26,689,584

Thrifts & Mortgage Finance — 1.1%
596,100	Hudson City Bancorp Inc.	7,922,169
619,400	New York Community Bancorp Inc. (a)	7,240,786

	Total Thrifts & Mortgage Finance	15,162,955

	Total Financials	156,113,560

HEALTH CARE — 12.1%

Health Care Equipment & Supplies — 2.3%
119,600	Becton Dickinson & Co. (a)	8,946,080
220,000	Hospira Inc.*	10,329,000
212,300	Medtronic Inc.	9,010,012
64,500	Stryker Corp. (a)	3,250,800

	Total Health Care Equipment & Supplies	31,535,892

Health Care Providers & Services — 1.1%
360,000	Aetna Inc.	10,479,600
49,000	Cardinal Health Inc. (a)	1,579,270
75,400	CIGNA Corp.	2,418,832

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

	Total Health Care Providers & Services	$14,477,702

Life Sciences Tools & Services — 0.1%
33,400	Covance Inc. (a)*	1,773,874

Pharmaceuticals — 8.6%
305,000	Abbott Laboratories	16,619,450
199,850	AstraZeneca PLC, ADR (a)	8,959,276
359,550	Bristol-Myers Squibb Co.	9,100,211
231,200	Eli Lilly & Co.	8,491,976
416,800	GlaxoSmithKline PLC, ADR	17,284,696
287,500	Johnson & Johnson	18,066,500
1,499,800	Pfizer Inc.	27,251,365
173,000	Teva Pharmaceutical Industries Ltd., ADR	9,132,670

	Total Pharmaceuticals	114,906,144

	Total Health Care	162,693,612

INDUSTRIALS — 12.3%

Aerospace & Defense — 3.5%
336,950	Boeing Co. (a)	17,659,550
420,000	Honeywell International Inc.	16,157,400
34,100	L-3 Communications Holdings Inc.	2,672,417
171,700	Northrop Grumman Corp.	9,409,160
54,700	Rockwell Collins Inc.	2,924,262

	Total Aerospace & Defense	48,822,789

Commercial Services & Supplies — 1.5%
93,900	Cintas Corp.	2,637,651
413,600	R.R. Donnelley & Sons Co.	8,511,888
287,500	Waste Management Inc.	9,441,500

	Total Commercial Services & Supplies	20,591,039

Construction & Engineering — 0.8%
570,000	KBR Inc.	10,619,100

Electrical Equipment — 1.3%
64,300	Acuity Brands Inc. (a)	2,075,604
280,000	Cooper Industries PLC, Class A Shares (a)	11,953,200
59,400	Hubbell Inc., Class B Shares	2,697,354
13,800	Thomas & Betts Corp. (a)*	503,700

	Total Electrical Equipment	17,229,858

Industrial Conglomerates — 1.9%
231,300	3M Co.	17,911,872
464,250	General Electric Co.	7,437,285

	Total Industrial Conglomerates	25,349,157

Machinery — 0.2%
59,800	Dover Corp.	2,444,624

Marine — 0.1%
27,700	Alexander & Baldwin Inc.	846,235

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Professional Services — 0.6%
27,900	Dun & Bradstreet Corp.	$2,192,661
92,400	Equifax Inc.	2,647,260
29,600	Manpower Inc. (a)	1,458,096
66,900	Robert Half International Inc.	1,493,877

	Total Professional Services	7,791,894

Road & Rail — 2.3%
315,000	Norfolk Southern Corp.	16,191,000
51,600	Ryder System Inc. (a)	2,091,864
190,000	Union Pacific Corp.	12,019,400

	Total Road & Rail	30,302,264

Trading Companies & Distributors — 0.1%
55,700	GATX Corp. (a)	1,608,059

	Total Industrials	165,605,019

INFORMATION TECHNOLOGY — 13.3%

Communications Equipment — 1.1%
203,300	Harris Corp.	8,924,870
421,750	Nokia Corp., ADR (a)	5,592,405

	Total Communications Equipment	14,517,275

Computers & Peripherals — 0.8%
73,600	International Business Machines Corp.	9,299,360
75,500	Seagate Technology	1,142,315

	Total Computers & Peripherals	10,441,675

Electronic Equipment & Instruments — 2.0%
90,600	Arrow Electronics Inc.*	2,380,968
108,400	Avnet Inc.*	2,953,900
1,580,000	Flextronics International Ltd.*	11,170,600
605,700	Ingram Micro Inc., Class A Shares*	10,290,843

	Total Electronic Equipment & Instruments	26,796,311

IT Services — 2.4%
178,000	DST Systems Inc. (a)*	7,561,440
70,500	Hewitt Associates Inc., Class A Shares*	2,832,690
116,200	SAIC Inc.*	2,070,684
109,800	Total System Services Inc.	1,897,344
940,000	Western Union Co.	17,343,000

	Total IT Services	31,705,158

Office Electronics — 0.6%
983,600	Xerox Corp.	7,573,720

Semiconductors & Semiconductor Equipment — 2.8%
67,300	Analog Devices Inc.	2,018,327
892,000	Applied Materials Inc.	10,980,520
1,120,250	Intel Corp.	21,508,800
36,600	Lam Research Corp. (a)*	1,244,034
158,800	National Semiconductor Corp. (a)	2,318,480

	Total Semiconductors & Semiconductor Equipment	38,070,161

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Software — 3.6%
1,091,200	Microsoft Corp.	$32,092,192
985,000	Symantec Corp.*	17,483,750

	Total Software	49,575,942

	Total Information Technology	178,680,242

TELECOMMUNICATION SERVICES — 4.6%

Diversified Telecommunication Services — 3.9%
699,234	AT&T Inc.	18,837,364
248,013	CenturyTel Inc. (a)	8,826,783
518,300	Verizon Communications	16,305,718
888,400	Windstream Corp.	8,812,928

	Total Diversified Telecommunication Services	52,782,793

Wireless Telecommunication Services — 0.7%
390,400	Vodafone Group PLC, ADR (a)	8,858,176

	Total Telecommunication Services	61,640,969

UTILITIES — 3.7%

Electric Utilities — 2.2%
272,600	Edison International	9,282,030
133,000	Entergy Corp.	10,460,450
155,500	FPL Group Inc.	8,081,335
64,500	PPL Corp.	1,968,540

	Total Electric Utilities	29,792,355

Multi-Utilities — 1.4%
334,700	Ameren Corp.	8,698,853
175,000	Dominion Resources Inc.	6,366,500
53,500	OGE Energy Corp.	1,851,100
56,400	SCANA Corp.	1,985,280

	Total Multi-Utilities	18,901,733

Water Utilities — 0.1%
59,200	American Water Works Co., Inc. (a)	1,316,608

	Total Utilities	50,010,696

	TOTAL COMMON STOCKS (Cost — $1,158,738,814)	1,311,649,557

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,158,738,814)	1,311,649,557

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 10.7%
MONEY MARKET FUNDS — 8.6%
32,857,906	CGCM Money Market Investments (c)	32,857,906
83,826,098	The AIM STIT — Liquid Assets Portfolio (c)	83,826,098
	TOTAL MONEY MARKET FUNDS
	(Cost — 116,684,004)	116,684,004

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Face
Amount	Security	Value

TIME DEPOSITS — 2.1%
2,450,803	Branch Bank & Trust — Grand Cayman, 0.030% due 12/1/09	$2,450,803
12,780,411	HSBC Bank — Grand Cayman, 0.030% due 12/1/09	12,780,411
12,651,032	Wells Fargo — Grand Cayman, 0.030% due 12/1/09	12,651,032
	TOTAL TIME DEPOSITS (Cost — $27,882,246)	27,882,246

	TOTAL SHORT-TERM INVESTMENTS (Cost — $144,566,250)	144,566,250

	TOTAL INVESTMENTS — 108.2% (Cost — $1,303,305,064#)	1,456,215,807

	Liabilities in Excess of Other Assets — (8.2)%	(110,122,356)

	TOTAL NET ASSETS — 100.0%	$1,346,093,451

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.1%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^

Energy	17.1%
Information Technology	12.3
Consumer Staples	12.1
Industrials	11.4
Health Care	11.2
Financials	10.7
Consumer Discretionary	7.7
Telecommunication Services	4.2
Utilities	3.4
Short-Term Investments	9.9

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.3%

CONSUMER DISCRETIONARY — 15.2%

Auto Components — 1.0%
234,800	Westport Innovations Inc.*	$2,866,908
90,800	Wonder Auto Technology Inc.*	1,082,336

	Total Auto Components	3,949,244

Diversified Consumer Services — 4.3%
32,900	American Public Education Inc. (a)*	1,053,787
122,300	Coinstar Inc. (a)*	3,276,417
108,700	Corinthian Colleges Inc. (a)*	1,610,934
284,000	Grand Canyon Education Inc. (a)*	5,444,280
152,150	K12 Inc. (a)*	2,726,528
585,900	Stewart Enterprises Inc., Class A Shares	2,742,012

	Total Diversified Consumer Services	16,853,958

Hotels, Restaurants & Leisure — 0.6%
122,300	7 Days Group Holdings Ltd., ADR*	1,448,032
48,200	Red Robin Gourmet Burgers Inc. (a)*	752,402

	Total Hotels, Restaurants & Leisure	2,200,434

Household Durables — 0.3%
86,200	KB Home (a)	1,168,010

Internet & Catalog Retail — 1.9%
84,650	NetFlix Inc. (a)*	4,963,030
103,600	NutriSystem Inc. (a)	2,558,920

	Total Internet & Catalog Retail	7,521,950

Media — 0.7%
194,200	MDC Partners Inc., Class A Shares*	1,598,266
77,200	Rentrak Corp.*	1,154,140

	Total Media	2,752,406

Specialty Retail — 4.9%
67,100	Aeropostale Inc. (a)*	2,113,650
178,100	AnnTaylor Stores Corp. (a)*	2,489,838
149,159	bebe stores inc	805,459
338,150	Chico’s FAS Inc.*	4,757,770
69,200	Genesco Inc. (a)*	1,808,888
39,200	Gymboree Corp. (a)*	1,564,864
79,100	J Crew Group Inc. (a)*	3,384,689
166,820	Sonic Automotive Inc., Class A Shares (a)	1,476,357
53,200	Vitamin Shoppe Inc.*	984,200

	Total Specialty Retail	19,385,715

Textiles, Apparel & Luxury Goods — 1.5%
102,900	Lululemon Athletica Inc. (a)*	2,692,893
163,400	True Religion Apparel Inc. (a)*	3,013,096

	Total Textiles, Apparel & Luxury Goods	5,705,989

	Total Consumer Discretionary	59,537,706

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 1.4%

Food & Staples Retailing — 0.3%
219,600	QKL Stores Inc.*	$1,350,540

Food Products — 0.5%
142,900	Zhongpin Inc. (a)*	1,944,869

Personal Products — 0.6%
150,800	China-Biotics Inc.*	2,132,312

	Total Consumer Staples	5,427,721

ENERGY — 8.7%

Energy Equipment & Services — 5.4%
214,980	Exterran Holdings Inc. (a)*	4,503,831
292,300	Key Energy Services Inc.*	2,227,326
83,250	Oil States International Inc. (a)*	2,986,178
187,800	Patterson UTI Energy Inc.	2,890,242
285,200	Pioneer Drilling Co.*	1,728,312
328,100	Superior Energy Services Inc.*	6,936,034

	Total Energy Equipment & Services	21,271,923

Oil, Gas & Consumable Fuels — 3.3%
141,310	Alpha Natural Resources Inc. (a)*	5,228,470
302,700	China Integrated Energy Inc.*	2,149,170
136,798	Quicksilver Resources Inc. (a)*	1,820,781
143,400	T-3 Energy Services Inc.*	3,579,264

	Total Oil, Gas & Consumable Fuels	12,777,685

	Total Energy	34,049,608

FINANCIALS — 3.5%

Capital Markets — 0.8%
55,200	Stifel Financial Corp. (a)*	2,965,344

Commercial Banks — 1.4%
118,000	Signature Bank*	3,655,640
144,700	Texas Capital Bancshares Inc.*	2,101,044

	Total Commercial Banks	5,756,684

Consumer Finance — 0.5%
108,600	First Cash Financial Services Inc.*	2,074,260

Insurance — 0.8%
123,400	Tower Group Inc. (a)	3,045,512

	Total Financials	13,841,800

HEALTH CARE — 25.5%

Biotechnology — 9.1%
169,300	Acorda Therapeutics Inc.*	4,076,744
123,430	Alexion Pharmaceuticals Inc. (a)*	5,597,550
407,800	Allos Therapeutics Inc. (a)*	2,638,466

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

226,600	Amylin Pharmaceuticals Inc. (a)*	$3,231,316
211,200	Array Biopharma Inc.*	363,264
256,600	Celera Corp.*	1,601,184
56,000	Cephalon Inc. (a)*	3,077,200
91,700	Cubist Pharmaceuticals Inc. (a)*	1,529,556
176,200	InterMune Inc. (a)*	1,892,388
126,650	OSI Pharmaceuticals Inc. (a)*	4,218,712
104,000	United Therapeutics Corp.*	4,741,360
68,150	Vertex Pharmaceuticals Inc.*	2,645,583

	Total Biotechnology	35,613,323

Health Care Equipment & Supplies — 6.0%
251,300	American Medical Systems Holdings Inc.*	4,415,341
383,300	ev3 Inc.*	4,867,910
54,700	Greatbatch Inc.*	1,005,933
223,738	Immucor Inc. (a)*	4,127,966
112,700	Masimo Corp.*	2,970,772
57,800	NuVasive Inc. (a)*	1,875,610
53,300	Orthofix International NV*	1,612,325
471,200	Spectranetics Corp.*	2,634,008

	Total Health Care Equipment & Supplies	23,509,865

Health Care Providers & Services — 4.3%
106,550	Brookdale Senior Living Inc.*	1,660,049
76,600	Genoptix Inc. (a)*	2,776,750
259,800	Health Management Associates Inc., Class A Shares*	1,592,574
109,200	Health Net Inc.*	2,317,224
70,600	Lincare Holdings Inc. (a)*	2,507,712
44,400	Mednax Inc. (a)*	2,495,724
228,300	Sun Healthcare Group Inc.*	1,931,418
349,900	Tenet Healthcare Corp. (a)*	1,592,045

	Total Health Care Providers & Services	16,873,496

Health Care Technology — 2.0%
503,800	Phase Forward Inc. (a)*	7,687,988

Life Sciences Tools & Services — 2.0%
15,450	Dionex Corp.*	1,083,200
101,300	Illumina Inc. (a)*	2,929,596
80,900	Kendle International Inc. (a)*	1,211,073
140,000	PerkinElmer Inc.	2,641,800

	Total Life Sciences Tools & Services	7,865,669

Pharmaceuticals — 2.1%
359,000	Adolor Corp.*	542,090
227,800	Medicines Co.*	1,785,952
97,700	Medicis Pharmaceutical Corp., Class A Shares	2,304,743
290,800	Questcor Pharmaceuticals Inc.*	1,250,440
260,400	Santarus Inc.*	1,038,996
70,200	XenoPort Inc.*	1,156,194

	Total Pharmaceuticals	8,078,415

	Total Health Care	99,628,756

INDUSTRIALS — 13.2%

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Aerospace & Defense — 1.3%
53,600	American Science & Engineering Inc.	$3,727,880
133,650	Hexcel Corp.*	1,410,008

	Total Aerospace & Defense	5,137,888

Airlines — 0.7%
769,900	US Airways Group Inc. (a)*	2,840,931

Commercial Services & Supplies — 1.2%
227,100	The Geo Group Inc.*	4,514,748

Construction & Engineering — 1.3%
158,400	Orion Marine Group Inc.*	2,928,816
131,500	Tutor Perini Corp. (a)*	2,185,530

	Total Construction & Engineering	5,114,346

Electrical Equipment — 1.3%
67,500	Energy Conversion Devices Inc. (a)*	669,600
130,000	Harbin Electric Inc.*	2,602,600
122,900	Yingli Green Energy Holding Co., Ltd., ADR (a)*	1,746,409

	Total Electrical Equipment	5,018,609

Machinery — 3.4%
51,300	Bucyrus International Inc., Class A Shares	2,656,827
201,600	Colfax Corp.*	2,503,872
151,000	Duoyuan Printing Inc.*	1,019,250
94,800	Gardner Denver Inc.	3,548,364
97,300	Wabtec Corp. (a)	3,746,049

	Total Machinery	13,474,362

Marine — 0.4%
51,450	Kirby Corp. (a)*	1,715,858

Professional Services — 0.5%
82,850	Huron Consulting Group Inc. (a)*	1,888,980

Road & Rail — 1.4%
109,700	J.B. Hunt Transport Services Inc.	3,495,042
70,800	Old Dominion Freight Line Inc. (a)*	1,874,784

	Total Road & Rail	5,369,826

Trading Companies & Distributors — 0.8%
67,900	Beacon Roofing Supply Inc.*	1,043,623
40,400	Watsco Inc.	2,026,464

	Total Trading Companies & Distributors	3,070,087

Transportation Infrastructure — 0.9%
130,400	Aegean Marine Petroleum Network Inc. (a)	3,505,152

	Total Industrials	51,650,787

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 26.2%

Communications Equipment — 2.1%
291,000	Emulex Corp.*	$2,834,340
191,900	Polycom Inc. (a)*	4,137,364
58,300	Riverbed Technology Inc.*	1,186,988

	Total Communications Equipment	8,158,692

Computers & Peripherals — 0.9%
87,900	3PAR Inc. (a)*	900,975
470,300	Isilon Systems Inc.*	2,798,285

	Total Computers & Peripherals	3,699,260

Internet Software & Services — 3.1%
84,100	comScore Inc.*	1,346,441
23,200	Equinix Inc. (a)*	2,231,608
95,900	GSI Commerce Inc. (a)*	2,142,406
459,200	Skillsoft PLC, ADR*	4,509,344
295,200	Terremark Worldwide Inc. (a)*	1,803,672

	Total Internet Software & Services	12,033,471

IT Services — 1.3%
210,550	Cybersource Corp. (a)*	3,615,144
41,500	Telvent GIT SA	1,325,510

	Total IT Services	4,940,654

Semiconductors & Semiconductor Equipment — 6.2%
127,800	Atheros Communications Inc. (a)*	3,638,465
131,750	ATMI Inc.*	2,048,713
59,300	Cavium Networks Inc. (a)*	1,196,081
137,700	Cypress Semiconductor Corp. (a)*	1,317,789

439,500	Integrated Device Technology Inc.*	2,487,570
153,200	IXYS Corp.*	986,608
113,700	Monolithic Power Systems Inc. (a)*	2,444,550
46,900	Netlogic Microsystems Inc. (a)*	1,913,520
69,700	Omnivision Technologies Inc.*	973,012
69,400	Power Integrations Inc. (a)	2,331,146
36,800	Silicon Laboratories Inc.*	1,554,064
65,450	Varian Semiconductor Equipment Associates Inc.*	1,906,559
143,400	Verigy Ltd.*	1,491,360

	Total Semiconductors & Semiconductor Equipment	24,289,437

Software — 12.5%
34,900	Ansys Inc.*	1,359,006
96,600	AsiaInfo Holdings Inc.*	2,375,394
522,300	Cadence Design Systems Inc.*	3,133,800
231,900	Commvault Systems Inc.*	4,823,519
75,800	Concur Technologies Inc. (a)*	2,809,148
78,600	Fortinet Inc.*	1,335,414
192,285	Informatica Corp. (a)*	4,316,798
92,700	MICROS Systems Inc. (a)*	2,601,162
188,651	Net 1 UEPS Technologies Inc. (a)*	3,524,001
53,500	NICE Systems Ltd., ADR (a)*	1,621,585
550,900	Nuance Communications Inc.*	8,368,170
251,200	Quest Software Inc. (a)*	4,227,696

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

120,200	Red Hat Inc.*	$3,209,340
202,050	SolarWinds Inc. (a)*	3,748,028
66,300	Ultimate Software Group Inc. (a)*	1,785,459

	Total Software	49,238,520

Transactional Software — 0.1%
10,300	Longtop Financial Technologies Ltd., ADR*	364,723

	Total Information Technology	102,724,757

MATERIALS — 2.7%

Chemicals — 2.1%
284,000	Chemspec International Ltd., ADR*	1,704,000
214,700	Flotek Industries Inc. (a)*	249,052
101,300	Intrepid Potash Inc. (a)*	3,083,572
189,800	Solutia Inc.*	2,044,146
93,910	STR Holdings Inc. (a)*	1,249,003

	Total Chemicals	8,329,773

Metals & Mining — 0.6%
172,800	Golden Green Enterprises Ltd.*	902,016
113,900	Jaguar Mining Inc. (a)*	1,330,352

	Total Metals & Mining	2,232,368

	Total Materials	10,562,141

TELECOMMUNICATION SERVICES — 0.4%

Diversified Telecommunication Services — 0.4%
67,900	Neutral Tandem Inc.*	1,566,453

UTILITIES — 0.5%

Gas Utilities — 0.5%
54,600	South Jersey Industries Inc.	1,968,876

	TOTAL COMMON STOCKS
	(Cost — $350,909,466)	380,958,605

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $350,909,466)	380,958,605

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 33.2%
MONEY MARKET FUNDS — 30.2%
33,309,952	CGCM Money Market Investments (c)	33,309,952
84,979,343	The AIM STIT — Liquid Assets Portfolio (c)	84,979,343
	TOTAL MONEY MARKET FUNDS (Cost — $350,909,466)	118,289,295

TIME DEPOSITS — 3.0%
11,571,668	Wells Fargo — Grand Cayman, 0.030% due 12/01/2009 (Cost — 11,571,668)	11,571,668

	TOTAL SHORT-TERM INVESTMENTS (Cost — $129,860,963)	$129,860,963

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Face
Amount	Security	Value

	TOTAL INVESTMENTS — 130.5% (Cost — $480,770,429#)	$510,819,568

	Liabilities in Excess of Other Assets — (30.5)%	(119,513,783)
	TOTAL NET ASSETS — 100.0%	$391,305,785

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^

Information Technology	20.0%
Health Care	19.5
Consumer Discretionary	11.7
Industrials	10.1
Energy	6.7
Financials	2.7
Materials	2.1
Consumer Staples	1.1
Utilities	0.4
Telecommunication Services	0.3
Short-Term Investments	25.4

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 95.3%

CONSUMER DISCRETIONARY — 12.9%

Auto Components — 1.6%
16,000	Autoliv Inc.	$649,760
523,512	Modine Manufacturing Co.*	5,564,933

	Total Auto Components	6,214,693

Automobiles — 0.5%
66,500	Thor Industries Inc.	1,891,925

Diversified Consumer Services — 2.3%
35,200	Brink’s Home Security Holdings Inc.*	1,151,744
213,200	Service Corporation International	1,645,904
323,052	Universal Technical Institute Inc.*	6,102,452

	Total Diversified Consumer Services	8,900,100

Hotels, Restaurants & Leisure — 1.0%
42,200	Brinker International Inc. (a)	582,360
32,800	CEC Entertainment Inc. (a)*	956,448
59,200	International Speedway Corp., Class A Shares	1,596,624
48,200	Jack in the Box Inc. (a)*	899,894

	Total Hotels, Restaurants & Leisure	4,035,326

Household Durables — 0.4%
47,500	MDC Holdings Inc.	1,410,275

Leisure Equipment & Products — 1.5%
299,720	Arctic Cat Inc.*	2,023,110
210,842	Brunswick Corp. (a)	2,116,854
144,900	Sturm Ruger & Co., Inc. (a)	1,559,124

	Total Leisure Equipment & Products	5,699,088

Media — 0.3%
40,000	Meredith Corp. (a)	1,054,000

Multiline Retail — 0.7%
296,034	Fred’s Inc., Class A Shares (a)	2,892,252

Specialty Retail — 2.7%
60,000	Aaron’s Inc. (a)	1,504,200
51,900	bebe stores inc. (a)	280,260
56,700	Buckle Inc. (a)	1,550,177
25,900	Childrens Place Retail Stores Inc. (The) (a)*	826,728
34,100	Collective Brands Inc.*	659,494
70,400	Finish Line Inc. (The), Class A Shares	623,040
40,700	Genesco Inc. (a)*	1,063,898
41,400	Men’s Wearhouse Inc.	844,560
52,600	PETsMART Inc.	1,353,924
65,975	Stage Stores Inc.	797,638
58,800	The Cato Corp., Class A Shares	1,124,844

	Total Specialty Retail	10,628,763

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Textiles, Apparel & Luxury Goods — 1.9%
55,900	Movado Group Inc.	$575,211
60,100	Phillips-Van Heusen Corp.	2,404,000
35,400	Unifirst Corp.	1,555,830
29,300	Warnaco Group Inc.*	1,192,803
61,000	Wolverine World Wide Inc.	1,559,770

	Total Textiles, Apparel & Luxury Goods	7,287,614

	Total Consumer Discretionary	50,014,036

CONSUMER STAPLES — 9.0%

Beverages — 1.9%
723,303	Cott Corp.*	6,133,609
45,500	Embotelladora Andina SA, Class B Shares, ADR	854,945

	Total Beverages	6,988,554

Food & Staples Retailing — 1.2%
52,700	Casey’s General Stores Inc.	1,612,093
57,700	Ruddick Corp. (a)	1,535,974
47,600	Weis Markets Inc.	1,655,528

	Total Food & Staples Retailing	4,803,595

Food Products — 4.7%
62,100	Cal-Maine Foods Inc. (a)	1,704,024
365,765	Chiquita Brands International Inc. (a)*	6,214,348
55,300	Corn Products International Inc.	1,550,612
332,200	Del Monte Foods Co. (a)	3,484,778
28,300	The J.M. Smucker Co.	1,671,964
133,098	Tootsie Roll Industries Inc. (a)	3,383,351

	Total Food Products	18,009,077

Household Products — 0.4%
54,200	WD-40 Co. (a)	1,742,530

Personal Products — 0.4%
35,900	Herbalife Ltd.	1,505,646

Tobacco — 0.4%
39,700	Universal Corp., Richmond VA (a)	1,703,527

	Total Consumer Staples	34,752,929

ENERGY — 5.1%

Energy Equipment & Services — 0.4%
35,100	Tidewater Inc. (a)	1,577,745

Oil, Gas & Consumable Fuels — 4.7%
66,200	Berry Petroleum Co., Class A Shares	1,809,246
37,600	Cimarex Energy Co.	1,761,184
24,600	Encore Acquisition Co.*	1,107,492
44,900	Forest Oil Corp. (a)*	822,568
115,200	Frontier Oil Corp.	1,328,256
63,200	Holly Corp. (a)	1,608,440
59,900	Newfield Exploration Co.*	2,532,572

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

75,400	Southern Union Co.	$1,562,288
76,500	Tsakos Energy Navigation Ltd.	1,272,960
43,200	Whiting Petroleum Corp.*	2,689,200
32,600	World Fuel Services Corp. (a)	1,733,668

	Total Oil, Gas & Consumable Fuels	18,227,874

	Total Energy	19,805,619

FINANCIALS — 14.5%

Capital Markets — 0.7%
60,100	Federated Investors Inc., Class B Shares (a)	1,549,378
48,900	Raymond James Financial Inc. (a)	1,187,781

	Total Capital Markets	2,737,159

Commercial Banks — 4.1%
75,600	Bank of Hawaii Corp. (a)	3,454,920
106,300	Boston Private Financial Holdings Inc. (a)	498,547
45,500	Community Bank System Inc. (a)	844,480
33,100	Cullen/Frost Bankers Inc. (a)	1,589,462
44,100	CVB Financial Corp. (a)	341,775
37,100	East West Bancorp Inc.., Restricted Shares (b)*	541,289
53,800	East-West Bancorp Inc. (a)	784,942
54,100	First Financial Bancorp (a)	718,989
54,900	First Midwest Bancorp Inc. (a)	572,607
46,345	Hancock Holding Co. (a)	1,918,683
56,300	Independent Bank Corp., (Massachusetts) (a)	1,151,335
77,300	NBT Bancorp Inc. (a)	1,591,607
25,300	S&T Bancorp Inc. (a)	403,535
206,400	Sterling Bancshares Inc.	1,036,128
10,100	Univest Corp. of Pennsylvania	163,519
29,300	WesBanco Inc. (a)	378,263

	Total Commercial Banks	15,990,081

Consumer Finance — 0.5%
287,500	Advance America Cash Advance Centers Inc.	1,799,750

Insurance — 4.8%
230,000	American Equity Investment Life Holding Co.	1,683,600
64,600	American Financial Group Inc.	1,567,196
71,950	Delphi Financial Group, Class A Shares	1,572,827
54,300	Harleysville Group Inc. (a)	1,708,821
85,800	Infinity Property & Casualty Corp.	3,428,568
75,500	Platinum Underwriters Holdings Ltd.	2,664,395
30,600	RLI Corp. (a)	1,543,158
117,400	Selective Insurance Group	1,831,440
18,200	StanCorp Financial Group Inc. (a)	675,402
44,646	Validus Holdings Ltd.	1,183,119
41,300	W.R. Berkley Corp.	1,020,523

	Total Insurance	18,879,049

Real Estate Investment Trusts (REITs) — 4.4%
60,964	Brandywine Realty Trust	598,666
395,600	Chimera Investment Corp.	1,594,268
118,273	Education Realty Trust Inc.	585,451

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

84,700	Equity One Inc. (a)	$1,367,905
142,900	Franklin Street Properties Corp. (a)	1,613,341
30,900	Government Properties Income Trust	771,573
71,700	Healthcare Realty Trust (a)	1,583,853
47,200	Highwoods Properties Inc. (a)	1,444,792
199,600	HRPT Properties Trust	1,225,544
46,500	Nationwide Health Properties Inc. (a)	1,581,465
33,100	PS Business Parks Inc.	1,573,574
51,800	Sovran Self Storage Inc. (a)	1,674,177
50,800	Washington Real Estate Investment Trust (a)	1,325,880

	Total Real Estate Investment Trusts (REITs)	16,940,489

	Total Financials	56,346,528

HEALTH CARE — 7.0%

Health Care Equipment & Supplies — 5.8%
205,397	Angiodynamics Inc.*	3,193,923
80,800	Cooper Cos. Inc. (The) (a)	2,705,992
109,195	ICU Medical Inc.*	3,603,435
72,000	Invacare Corp. (a)	1,792,800
317,289	Merit Medical Systems Inc.*	5,228,923
75,600	STERIS Corp. (a)	2,442,636
34,500	Teleflex Inc. (a)	1,797,105
40,200	West Pharmaceutical Services Inc. (a)	1,549,710

	Total Health Care Equipment & Supplies	22,314,524

Health Care Providers & Services — 0.8%
58,800	Alliance HealthCare Services Inc.*	348,096
39,500	Owens & Minor Inc.	1,532,205
23,400	Universal Health Services Inc., Class B Shares	1,307,826

	Total Health Care Providers & Services	3,188,127

Life Sciences Tools & Services — 0.4%
82,106	PerkinElmer Inc.	1,549,340

	Total Health Care	27,051,991

INDUSTRIALS — 19.2%

Aerospace & Defense — 0.4%
53,900	Curtiss-Wright Corp.	1,533,994

Airlines — 0.4%
104,700	SkyWest Inc.	1,540,137

Building Products — 0.5%
49,500	Insteel Industries Inc. (a)	563,805
40,900	Lennox International Inc. (a)	1,518,208

	Total Building Products	2,082,013

Commercial Services & Supplies — 4.3%
877,777	ACCO Brands Corp.*	5,731,884
95,900	Brink’s Co.	2,155,832
106,700	Ennis Inc.	1,546,083
600,510	Schawk Inc., Class A Shares	6,773,753

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

26,800	Viad Corp. (a)	$494,996

	Total Commercial Services & Supplies	16,702,548

Construction & Engineering — 1.9%
43,600	Chicago Bridge & Iron Co. NV (a)	766,924
884,133	Great Lakes Dredge & Dock Corp.	5,207,543
81,700	KBR Inc.	1,522,071

	Total Construction & Engineering	7,496,538

Electrical Equipment — 4.1%
47,500	Acuity Brands Inc. (a)	1,533,300
323,519	Belden Inc.	7,156,240
267,846	EnerSys (a)*	6,096,175
26,900	Regal-Beloit Corp.	1,276,674

	Total Electrical Equipment	16,062,389

Industrial Conglomerates — 0.1%
24,600	Otter Tail Corp. (a)	566,538

Machinery — 5.3%
82,800	Actuant Corp., Class A Shares (a)	1,352,124
39,300	Altra Holdings Inc.*	442,125
97,700	Barnes Group Inc. (a)	1,515,327
305,094	Briggs & Stratton Corp. (a)	5,754,074
37,700	Bucyrus International Inc (a)	1,952,483
63,900	Crane Co.	1,786,005
184,584	FreightCar America Inc.	3,368,658
41,300	Gardner Denver Inc.	1,545,859
48,200	Harsco Corp.	1,495,646
116,600	Mueller Water Products Inc., Class A Shares (a)	587,664
19,500	Wabtec Corp. (a)	750,750

	Total Machinery	20,550,715

Marine — 0.8%
55,400	Alexander & Baldwin Inc. (a)	1,692,470
36,600	Kirby Corp. (a)*	1,220,610

	Total Marine	2,913,080

Road & Rail — 1.0%
32,600	Saia Inc.*	470,092
189,000	Werner Enterprises Inc. (a)	3,526,740

	Total Road & Rail	3,996,832

Trading Companies & Distributors — 0.4%
72,600	Applied Industrial Technologies Inc.	1,506,450

	Total Industrials	74,951,234

INFORMATION TECHNOLOGY — 9.8%

Communications Equipment — 0.1%
81,000	Brocade Communications Systems Inc.*	574,290

Computers & Peripherals — 0.5%
59,700	Diebold Inc.	1,500,858

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

50,500	Electronics for Imaging Inc.*	$606,505

	Total Computers & Peripherals	2,107,363

Electronic Equipment & Instruments — 4.7%
117,000	AVX Corp.	1,411,020
65,500	Checkpoint Systems Inc.*	928,790
343,914	Cognex Corp. (a)	5,660,824
133,200	Jabil Circuit Inc.	1,772,892
212,654	Littelfuse Inc. (a)*	5,567,282
27,400	Tech Data Corp.*	1,153,814
165,200	Vishay Intertechnology Inc.*	1,197,700

	Total Electronic Equipment & Instruments	17,692,322

IT Services — 0.7%
1,344,337	Lionbridge Technologies Inc.*	2,675,231

Semiconductors & Semiconductor Equipment — 2.0%
152,900	Amkor Technology Inc. (a)*	848,595
232,700	Cirrus Logic Inc.*	1,263,561
98,300	ON Semiconductor Corp.*	762,808
543,587	Zoran Corp.*	4,968,385

	Total Semiconductors & Semiconductor Equipment	7,843,349

Software — 1.8%
142,300	Compuware Corp.*	987,562
104,900	Parametric Technology Corp.*	1,579,794
46,700	QAD Inc.	259,185
49,600	Sybase Inc. (a)*	1,995,904
99,400	Synopsys Inc.*	2,233,518

	Total Software	7,055,963

	Total Information Technology	37,948,518

MATERIALS — 11.7%

Chemicals — 6.7%
58,800	Albemarle Corp.	1,984,500
56,100	Cytec Industries Inc.	1,906,278
48,300	FMC Corp. (a)	2,704,317
78,600	Innophos Holdings Inc.	1,946,922
41,400	International Flavors & Fragrances Inc.	1,685,808
27,000	Lubrizol Corp.	1,958,040
93,900	Methanex Corp.	1,683,627
84,300	RPM International Inc.	1,652,280
61,000	Sensient Technologies Corp.	1,545,740
503,943	Solutia Inc.*	5,427,466
45,600	Terra Industries Inc.	1,759,248
58,200	Valspar Corp.	1,526,004

	Total Chemicals	25,780,230

Containers & Packaging — 1.7%
91,700	Crown Holdings Inc.*	2,308,089
532,500	Intertape Polymer Group Inc.*	1,251,375
29,500	Silgan Holdings Inc.	1,580,315
57,300	Sonoco Products Co.	1,614,714

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Containers & Packaging	$6,754,493

Metals & Mining — 3.1%
97,800	Commercial Metals Co.	1,555,020
28,300	Compass Minerals International Inc. (a)	1,842,047
108,200	IAMGOLD Corp. (a)	2,050,390
22,900	Kaiser Aluminum Corp. (a)	884,856
38,400	Royal Gold Inc. (a)	2,066,688
92,100	Thompson Creek Metals Co., Inc. (a)*	1,103,358
34,000	Walter Industries Inc. (a)	2,332,400

	Total Metals & Mining	11,834,759

Paper & Forest Products — 0.2%
13,200	Schweitzer-Mauduit International Inc. (a)	812,592

	Total Materials	45,182,074

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
92,100	Premiere Global Services Inc.*	696,276

UTILITIES — 5.9%

Electric Utilities — 1.3%
61,100	Cleco Corp. (a)	1,559,272
85,500	El Paso Electric Co.*	1,692,900
80,300	Westar Energy Inc.	1,653,377

	Total Electric Utilities	4,905,549

Gas Utilities — 3.1%
45,700	AGL Resources Inc.	1,578,935
55,500	Atmos Energy Corp. (a)	1,520,145
35,600	Energen Corp.	1,548,600
33,900	National Fuel Gas Co. (a)	1,587,537
122,300	Southwest Gas Corp.	3,205,483
65,400	UGI Corp.	1,535,592
49,700	WGL Holdings Inc.	1,564,556

	Total Gas Utilities	12,540,848

Multi-Utilities — 1.0%
27,900	Black Hills Corp. (a)	657,603
45,800	OGE Energy Corp.	1,584,680
65,700	Vectren Corp.	1,543,293

	Total Multi-Utilities	3,785,576

Water Utilities — 0.5%
80,900	American Water Works Co., Inc. (a)	1,799,216

	Total Utilities	23,031,189

	TOTAL COMMON STOCKS (Cost — $328,371,528)	369,780,394

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS— 0.3%

FINANCIALS — 0.3%

Commercial Banks — 0.3%
641	East West Bancorp Inc. (b)*	$1,034,535

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $641,000)	1,034,535
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $329,012,528)	370,814,929

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (c) — 27.6%
COMMERCIAL PAPER — 0.9%
3,510,000	Societe Generale North America Inc., 0.150% due 12/01/2009 (d)
	(Cost — 3,509,985)	3,509,985

MONEY MARKET FUNDS — 23.1%
25,184,263	CGCM Money Market Investments (e)	25,184,263
64,249,330	The AIM STIT — Liquid Asset Portfolio (e)	64,249,330
	TOTAL MONEY MARKET FUNDS (Cost — 89,433,593)	89,433,593

TIME DEPOSITS — 3.6%
13,890,881	Wells Fargo — Grand Cayman, 0.030% due 12/01/2009 (Cost — 13,890,881)	13,890,881

	TOTAL SHORT-TERM INVESTMENTS (Cost — $106,834,459)	106,834,459

	TOTAL INVESTMENTS — 123.2% (Cost — $435,846,987#)	477,649,388

	Liabilities in Excess of Other Assets — (23.2)%	(90,033,180)

	TOTAL NET ASSETS — 100.0%	$387,616,208

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.5%.

(d)	Rate shown represents yield-to-maturity.

(e)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Security Sector^
Industrials	15.7%
Financials	12.0
Consumer Discretionary	10.5
Materials	9.5

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Sector^
Information Technology	7.9
Consumer Staples	7.3
Health Care	5.7
Utilities	4.8
Energy	4.1
Telecommunication Services	0.1
Short-Term Investments	22.4

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.5%

Australia — 2.1%
5,614	Adelaide Brighton Ltd.	$12,779
158,767	Aspen Group	71,117
195,224	Australia & New Zealand Banking Group Ltd.	3,952,979
20,873	Australian Worldwide Exploration Ltd.*	51,137
1,788	Bank of Queensland Ltd.	18,208
57,587	Beach Petroleum Ltd.	44,220
97,858	BHP Billiton Ltd.	3,694,570
3,133	Challenger Financial Services Group Ltd.	11,714
31,932	Cromwell Group	21,893
82,522	CSL Ltd. Australia	2,379,298
8,614	Customers Ltd.*	24,568
18,874	Downer EDI Ltd.	147,174
6,663	DUET Group	11,086
91,320	Emeco Holdings Ltd.	67,619
59,558	Envestra Ltd.	26,678
6,853	Felix Resources Ltd.	105,309
8,053	Fleetwood Corp., Ltd.	54,697
1,107	Flight Centre Ltd.	17,719
14,501	Hastie Group Ltd.	23,198
19,618	Hastings Diversified Utilities Fund	18,830
7,871	Healthscope Ltd.	35,041
22,092	iiNET Ltd.	38,371
26,029	iSOFT Group Ltd.	18,084
9,677	Kingsgate Consolidated Ltd.	86,162
2,765	MacArthur Coal Ltd.	23,507
128,862	Macquarie CountryWide Trust	67,146
38,100	Macquarie Group Ltd.	1,671,797
5,901	Metcash Ltd.	25,246
88,873	Mount Gibson Iron Ltd.*	125,927
81,419	National Australia Bank Ltd.(a)	2,130,163
73,072	NRW Holdings Ltd.	116,898
36,301	Orica Ltd.	828,950
27,548	Panoramic Resources Ltd.	60,439
2,301	Platinum Asset Management Ltd.	10,118
42,210	PMP Ltd.*	25,467
8,924	Premier Investments Ltd.	70,974
1,761	Primary Health Care Ltd.	9,417
34,643	Sigma Pharmaceuticals Ltd.	30,402
7,760	South Australia Coal Corp. (b)*	709
28,645	Straits Resources Ltd.*	43,076
81,537	STW Communications Group Ltd.	55,903

	Total Australia	16,228,590

Austria — 0.3%
1,456	Flughafen Wien AG	73,438
185	Mayr Melnhof Karton AG	18,390
51,390	OMV AG	2,171,314
922	Rosenbauer International AG	41,790
1,244	Semperit AG Holding	49,017

	Total Austria	2,353,949

Belgium — 0.5%

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

73,423	Anheuser-Busch InBev NV	$3,659,285
1,844	Arseus NV	21,565
781	Compagnie d’Entreprises CFE	41,430
277	D’ieteren SA	118,367
1,508	Gimv NV	79,701
1,446	Kinepolis Group NV	59,578
625	Leasinvest Real Estate SCA	54,698
3,755	Recticel SA	28,995
280	Tessenderlo Chemie NV	9,219
465	Wereldhave Belgium NV	40,437

	Total Belgium	4,113,275

Bermuda — 0.2%
16,589	Catlin Group Ltd.	83,588
17,101	Hiscox Ltd.	84,372
8,292	Lancashire Holdings Ltd.	57,699
41,328	Signet Jewelers Ltd.	1,046,969

	Total Bermuda	1,272,628

Brazil — 5.6%
283,600	BM&F BOVESPA SA	1,911,182
80,940	Brasil Telecom SA, ADR*	2,430,628
45,917	Brasil Telecom SA, ADR*	727,784
149,500	Cia Paranaense de Energia, ADR(a)	3,018,405
159,300	Cyrela Brazil Realty SA	2,247,122
56,200	Empresa Brasileira de Aeronautica SA, ADR*	1,142,546
138,300	Gafisa SA	2,293,679
196,072	Itau Unibanco Banco Multiplo SA, ADR(a)	4,362,602
133,600	JBS SA	732,473
88,800	Natura Cosmeticos SA	1,701,451
2,700	OGX Petroleo e Gas Participacoes SA	2,289,819
146,100	PDG Realty SA Empreendimentos e Participacoes	1,501,885
161,352	Petroleo Brasileiro SA, ADR	8,274,130
180,372	Redecard SA	2,760,691
35,000	Usinas Siderurgicas de Minas Gerais SA, ADR	1,050,000
219,777	Vale SA, ADR(a)	6,301,007

	Total Brazil	42,745,404

Canada — 2.9%
21,363	Cameco Corp.	612,797
59,660	Canadian National Railway Co.	3,121,285
47,560	Canadian Natural Resources Ltd.	3,170,816
39,391	Canadian Pacific Railway Ltd.	1,899,488
32,218	Niko Resources Ltd.	2,692,657
20,656	Potash Corp. of Saskatchewan(a)	2,322,148
87,100	Rogers Communications Inc., Class B Shares	2,616,296
78,781	Suncor Energy Inc.	2,824,777
143,800	Talisman Energy Inc.	2,476,026

	Total Canada	21,736,290

China — 4.1%
7,579	Baidu.com Inc., ADR*	3,287,315
2,796,000	Bank of China Ltd., Class H Shares	1,573,006
1,345,669	China Merchants Bank Co., Ltd., Class H Shares	3,655,081
1,042,200	China Petroleum & Chemical Corp., Class H Shares	867,396

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

24,900	Ctrip.com International Ltd., ADR*	$1,826,415
331,200	Dongfang Electric Corp., Ltd., Class H Shares(a)	1,735,094
8,805,300	Industrials & Commercial Bank of China Ltd., Class H Shares	7,442,044
28,020	Longtop Financial Technologies Ltd., ADR(a)*	992,188
52,700	Netease.com, ADR*	2,015,248
178,000	Pacific Textile Holdings Ltd.	90,724
277,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	2,584,192
22,300	Sina Corp.(a)*	1,009,298
316,000	Sinopharm Group Co., Class H Shares(a)*	1,115,196
44,500	Tencent Holdings Ltd.	822,835
2,749,000	Want Want China Holdings Ltd.	1,922,564

	Total China	30,938,596

Denmark — 2.1%
35,218	Carlsberg AS, Class B Shares	2,520,538
86,711	Novo Nordisk AS, Class B Shares	5,808,451
8,270	Novozymes, Class B Shares	836,380
94,614	Vestas Wind Systems AS*	6,633,292

	Total Denmark	15,798,661

Finland — 0.3%
16,246	Citycon Oyj	68,934
4,900	HKScan Oyj, Class A Shares	60,391
158,500	Nokia Oyj	2,084,164
7,659	Oriola-KD Oyj	47,657
3,900	Sponda Oyj*	14,326
10,816	Technopolis PLC	49,786
6,078	Tietoenator Oyj	129,588

	Total Finland	2,454,846

France — 9.3%
14,422	Accor SA	770,666
24,182	Air Liquide	2,806,314
37,095	Alstom SA	2,593,485
2,620	Arkema	98,679
356,089	AXA	8,473,025
151,644	BNP Paribas	12,505,210
2,498	Boiron SA	107,867
35,998	Capital Gemini SA	1,662,387
28,812	Casino Guichard Perrachon SA	2,470,134
1,699	Cegid Group	41,675
37,064	Cie de Saint-Gobain(a)	2,013,092
24,150	Cie Generale d’Optique Essilor International SA	1,398,946
819	Compagnie Plastic-Omnium SA	21,121
1,452	Devoteam SA	40,471
643	Esso SA Francaise	83,779
1,141	Etam Developpement SA*	27,902
52,457	GDF Suez	2,187,296
1,116	GL Events	25,099
57,691	Groupe Danone	3,443,525
118	Iliad SA	14,184
16,511	Ipsen SA	900,491
65,921	Lafarge SA	5,409,439
313	LDC	36,746
32,628	L’Oreal SA	3,535,016

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

37,101	LVMH Moet Hennessy Louis Vuitton SA(a)	$3,858,315
2,796	Nexity	96,169
625	Pierre & Vacances	55,289
17,592	Publicis Groupe SA	676,295
1,434	Rallye SA	50,763
681	SA des Ciments Vicat	57,169
24,417	Sanofi-Aventis	1,842,197
13,085	Schneider Electric SA	1,430,029
6,203	Sequana*	72,916
1,216	Societe de la Tour Eiffel	87,696
345	Sopra Group SA	23,135
128,819	Total SA	7,959,496
79,308	Vivendi	2,281,892
20,523	Wendel	1,197,614

	Total France	70,355,524

Germany — 8.2%
23,265	Allianz AG	2,854,076
2,238	Arques Industries AG(a)*	5,168
2,156	Asian Bamboo AG*	72,701
110,863	BASF AG	6,675,494
33,664	Bayer AG	2,573,675
2,157	Bertrandt AG	63,906
220	Bijou Brigitte AG*	39,253
1,250	Bilfinger Berger AG	92,191
1,601	Cewe Color Holding AG	54,754
101,183	Daimler AG, Registered Shares	5,115,619
72,988	Deutsche Bank AG	5,258,879
10,450	Deutsche Boerse AG	869,429
137,069	Deutsche Lufthansa AG	2,184,618
631	Dyckerhoff AG	39,074
32,461	E.ON AG	1,281,978
1,591	Freenet AG*	22,900
93,727	Fresenius Medical Care AG & Co. KGaA	4,976,152
106,762	GEA Group AG	2,247,433
952	Gerry Weber International AG	29,304
605	Grenkeleasing AG	24,265
57,858	Hannover Rueckversicherung AG*	2,753,426
2,117	Indus Holding AG	38,724
382,381	Infineon Technologies AG*	1,828,900
21,451	Linde AG	2,633,470
3,976	Loewe AG	51,566
61,088	Metro AG	3,833,137
2,594	MTU Aero Engines Holding AG	132,820
20,555	RWE AG	1,883,974
141,906	SAP AG	6,770,239
865	Sartorius AG	21,892
25,344	Siemens AG	2,479,849
3,286	Sixt AG	112,037
726	Stada Arzneimittel AG	24,601
4,546	Telegate AG	62,026
135,735	ThyssenKrupp AG	4,939,291
4,282	Tognum AG	68,440
1,694	Wincor Nixdorf AG	116,835

	Total Germany	62,232,096

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Greece — 1.0%
8,415	Aegean Airlines SA	$40,879
43,966	Alapis Holding Industrial and Commercial SA	30,323
27,515	Athens Medical Center SA	53,631
7,272	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	18,536
7,511	Ellaktor SA	60,250
1,852	Eurobank Properties Real Estate Investment Co.	21,381
1,700	Folli-Follie SA	39,126
1,463	GEK Terna Holding Real Estate Construction SA	12,591
1,398	Intralot SA-Integrated Lottery Systems & Services	7,714
13,772	Michaniki SA	25,398
101,928	National Bank of Greece SA*	2,995,385
95,733	OPAP SA	2,292,290
95,358	Public Power Corp.*	1,921,584
2,869	Thessaloniki Water Supply & Sewage Co. SA	18,540

	Total Greece	7,537,628

Guernsey — 0.3%
76,300	Amdocs Ltd.*	2,016,609

Hong Kong — 4.3%
178,000	Cheung Kong Holdings Ltd.	2,243,992
887,200	China Resources Enterprise	2,776,131
62,000	Citic 1616 Holdings Ltd.	21,920
3,104,295	CNOOC Ltd.	4,774,698
3,082,700	Denway Motors Ltd.	1,885,456
146,000	Dickson Concepts International Ltd.	68,386
175,000	Esprit Holdings Ltd.	1,178,732
7,000	Great Eagle Holdings Ltd.	18,291
194,000	Hang Lung Properties Ltd.	704,672
29,600	HKR International Ltd.*	12,642
205,700	Hong Kong Exchanges and Clearing Ltd.	3,668,166
3,078,000	Huaneng Power International Inc., Class H Shares	1,918,326
404,000	Hutchison Whampoa Ltd.	2,734,221
190,500	Jardine Strategic Holdings Ltd.	3,314,700
15,000	Kowloon Development Co., Ltd.	15,871
68,000	Liu Chong Hing Investment	68,967
64,000	Lung Kee (Bermuda) Holdings*	34,272
375,000	Noble Group Ltd.	839,471
84,000	Norstar Founders Group Ltd. (b)(c)*	7,912
56,000	Pacific Andes International Holdings Ltd.	11,995
116,000	Pacific Century Premium Developments Ltd.*	32,032
96,000	Shun Tak Holdings Ltd.(a)	59,459
170,000	Sun Hung Kai Properties Ltd.	2,511,662
287,900	Swire Pacific Ltd., Class A Shares	3,302,556
32,000	Texwinca Holdings Ltd.	29,234
3,000	VTech Holdings Ltd.	29,226

	Total Hong Kong	32,262,990

India — 0.7%
78,189	ICICI Bank Ltd., ADR	2,908,631
52,200	Reliance Industries Ltd., Luxembourg Shares, GDR (d)	2,385,540

	Total India	5,294,171

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Indonesia — 0.2%
1,764,000	PT Telekomunikasi Indonesia Tbk	$1,679,112

Ireland — 0.5%
67,800	Covidien PLC	3,174,396
4,508	DCC PLC	121,393
1,199	FBD Holdings PLC	12,045
43,508	Fyffes PLC	27,398
16,591	Greencore Group PLC	34,328
84,516	Total Produce PLC	40,550
16,300	United Drug PLC	52,667

	Total Ireland	3,462,777

Israel — 1.6%
774,018	Bezeq Israeli Telecommunication Corp., Ltd.	1,753,981
368,971	Makhteshim-Agan Industries Ltd.	1,790,980
169,157	Teva Pharmaceutical Industries Ltd., ADR	8,929,797

	Total Israel	12,474,758

Italy — 1.5%
5,306	ACEA SpA	60,979
1,194	AcegasAps SpA	6,445
6,978	Astaldi SpA	65,390
2,992	Autostrada Torino-Milano SpA	41,518
5,704	Benetton Group SpA	52,083
6,559	Cairo Communication SpA	25,225
361	Danieli & C Officine Meccaniche SpA	9,234
16,913	De’Longhi SpA	78,611
1,133	Engineering Ingegneria Informatica SpA*	43,318
99,688	Eni SpA	2,466,210
4,332	Esprinet SpA	49,104
88,475	Fiat SpA, Risparmio shares	844,349
150,602	Fiat SpA*	2,219,664
15,973	Hera SpA	38,414
463,440	Intesa Sanpaolo SpA*	2,004,668
17,036	Iride SpA	32,388
378	Italmobiliare SpA*	16,204
18,900	Maire Tecnimont SpA	61,918
341,016	Mediaset SpA	2,584,634
1,770	Permasteelisa SpA*	34,261
20,950	Recordati SpA	171,349
8,404	Societa Iniziative Autostradali e Servizi SpA	77,493

	Total Italy	10,983,459

Japan — 12.4%
4,600	ADEKA Corp.	42,355
8,300	Aichi Corp.	30,743
1,000	Ain Pharmaciez Inc.	27,228
4,400	Aisan Industry Co., Ltd.	38,470
8,000	Akita Bank Ltd. (The)	32,697
3,400	Arc Land Sakamoto Co., Ltd.	40,662
2,800	Arcs Co., Ltd.	40,021
52,900	Astellas Pharma Inc.	1,959,373
14,000	Bank of Saga Ltd. (The)	45,028

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

5,600	Belluna Co., Ltd.	$21,977
6,000	Best Denki Co., Ltd.	21,666
1,100	BML Inc.	35,762
150,700	Bridgestone Corp.	2,405,951
2,000	C Uyemura & Co., Ltd.	68,970
81,500	Canon Inc.	3,151,176
4,500	Cawachi Ltd.	87,675
343	Central Japan Railway Co.	2,489,115
7,900	Century Leasing System Inc.	81,545
14,000	Chuetsu Pulp & Paper Co., Ltd.	24,708
7,000	Chugoku Marine Paints Ltd.	52,505
597,000	Chuo Mitsui Trust Holdings Inc.	2,107,263
3,700	Circle K Sunkus Co., Ltd.	48,932
2,400	cocokara fine HOLDINGS Inc.	50,410
7,000	COMSYS Holdings Corp.	68,435
1,500	Cosmos Pharmaceutical Corp.	37,533
15	DA Office Investment Corp., Class A Shares	33,109
44,100	Daikin Industries Ltd.	1,571,983
40,000	Daito Trust Construction Co., Ltd.	1,908,853
327,000	Daiwa Securities Group Inc.(a)	1,765,515
3,200	DTS Corp.	28,238
76	eAccess Ltd.	53,917
3,000	EDION Corp.	24,523
2,700	Exedy Corp.	50,912
41,800	FamilyMart Co., Ltd.	1,380,795
26,130	Fanuc Ltd.	2,166,249
47	Fields Corp.	65,923
1,400	FP Corp.	72,337
2,500	Fuji Seal International Inc.	56,517
400	Funai Electric Co., Ltd.	22,247
63	Future Architect Inc.	27,651
60	Geo Corp.	67,298
7,900	Heiwa Corp.	82,371
183,000	Honda Motor Co., Ltd.	5,737,010
6,300	Hosiden Corp.	67,444
9,000	Hyakujushi Bank Ltd. (The)	35,530
7,700	Inabata & Co., Ltd.	25,480
4,600	Ines Corp.	38,723
2,800	Information Services International-Dentsu Ltd.	17,588
228	INPEX Corp.	1,784,290
3,200	IT Holdings Corp.	37,824
16,000	Jaccs Co., Ltd.	37,713
5,000	Japan Aviation Electronics Industry Ltd.	35,298
14,000	Japan Radio Co., Ltd.	23,245
6,700	Japan Securities Finance Co., Ltd.	46,754
649	Japan Tobacco Inc.	1,927,596
51,000	JGC Corp.	957,527
239,700	JTEKT Corp.	2,357,340
18,000	Juroku Bank Ltd. (The)	70,642
12,000	Kagoshima Bank Ltd. (The)	93,492
4,000	Kaken Pharmaceutical Co., Ltd.	35,251
11,000	Kandenko Co., Ltd.	74,972
725	KDDI Corp.	3,931,205
4,300	Kojima Co., Ltd.	21,569
212,241	Komatsu Ltd.	4,184,444

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

207,500	Konica Minolta Holdings Inc.	$1,917,794
6,600	Kuroda Electric Co., Ltd.	91,423
9,000	Kyodo Printing Co., Ltd.	24,766
3,000	Kyoei Steel Ltd.	57,126
5,000	Kyorin Co., Ltd.	78,374
1,100	Kyoritsu Maintenance Co., Ltd.	17,536
9,100	Kyowa Exeo Corp.	78,717
5,000	Kyudenko Corp.	29,840
1,600	Macnica Inc.	25,600
21	Macromill Inc.	32,844
11,000	Maeda Corp.	28,610
586,000	Marubeni Corp.	3,102,653
1,400	Matsuda Sangyo Co., Ltd.	24,448
4,000	Matsumotokiyoshi Holdings Co., Ltd.	103,106
2,600	Meiko Electronics Co.	54,853
1,400	Melco Holdings Inc.	24,903
19	MID Reit Inc., Class A Shares	43,923
3,700	Miraca Holdings Inc.	118,572
243,400	Mitsubishi Corp.	5,510,943
1,000	Mitsui Home Co., Ltd.	5,051
8,000	Mitsui Sugar Co., Ltd.	27,866
880,500	Mizuho Financial Group Inc.	1,656,209
800	Nafco Co., Ltd.	14,398
3,400	Namura Shipbuilding Co., Ltd.	15,791
1,700	NEC Capital Solutions Ltd.	23,588
3,500	NEC Fielding Ltd.	47,181
2,400	NEC Networks & System Integration Corp.	29,734
7,000	Nichias Corp.	24,952
8,400	Nintendo Co., Ltd.	2,068,668
5,000	Nippo Corp.	36,923
22	Nippon Commercial Investment Corp.	32,339
14,000	Nippon Road Co., Ltd. (The)	28,610
2,000	Nippon Signal Co., Ltd.	17,068
10,000	Nippon Soda Co., Ltd.	34,136
4,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	28,052
20,000	Nishimatsu Construction Co., Ltd.	25,080
3,300	Nishio Rent All Co., Ltd.	22,798
4,000	Nittetsu Mining Co., Ltd.	17,649
341,300	Nomura Holdings Inc.	2,464,889
6,300	Noritsu Koki Co., Ltd.	43,743
900	NS Solutions Corp.	15,612
5	Okinawa Cellular Telephone Co.	9,086
5,500	Orient Corp.*	4,917
2,500	Otsuka Kagu Ltd.	23,890
17	Pacific Golf Group International Holdings KK	11,824
3,200	Pal Co., Ltd.	60,860
8,500	Park24 Co., Ltd.	92,871
1,470	Point Inc.	81,927
8	Premier Investment Corp., Class A Shares	28,702
3,400	Ricoh Leasing Co., Ltd.	70,823
4,000	Riso Kagaku Corp.	31,489
7,600	Round One Corp.	45,004
15,000	Sakai Chemical Industry Co., Ltd.	62,525
7,000	San-In Godo Bank Ltd. (The)	63,071
18,000	Sankyu Inc.	86,943

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

7,000	SEC Carbon Ltd.	$38,282
11,000	Seino Holdings Corp.	80,464
3,000	Seiren Co., Ltd.	20,377
531,000	Sekisui Chemical Co., Ltd.	3,169,045
1,000	Shimachu Co., Ltd.	21,655
20,600	Shimamura Co., Ltd.	1,935,025
30,400	Shin-Etsu Chemical Co., Ltd.	1,655,454
3,900	Shinko Shoji Co., Ltd.	29,479
7,000	Shinmaywa Industries Ltd.	21,782
49	Ship Healthcare Holdings Inc.	30,211
100	SKY Perfect JSAT Holdings Inc.	45,225
2,800	Sohgo Security Services Co., Ltd.	32,283
314,000	Sompo Japan Insurance Inc.	1,976,058
1,318	Sony Financial Holdings Inc.	3,980,398
1,400	Saint Marc Holdings Co., Ltd.	44,052
42,900	Sumco Corp.*	735,713
1,390	Sumitomo Real Estate Sales Co., Ltd.	56,972
11,000	Sumitomo Seika Chemicals Co., Ltd.	41,765
25,500	Takeda Pharmaceutical Co., Ltd.	1,065,893
113,100	THK Co., Ltd.	1,866,068
2,250	Token Corp.	69,100
9,000	Tokyo Tekko Co., Ltd.*	26,125
3,400	Tokyo Tomin Bank Ltd. (The)	46,781
259	Tosei Corp.(a)*	64,355
8,000	Toyo Engineering Corp.	24,708
18,000	Toyo Suisan Kaisha Ltd.	492,192
85,000	Toyota Motor Corp.	3,395,065
48,000	Trend Micro Inc.*	1,722,148
600	Tsuruha Holdings Inc.	23,687
38,800	Unicharm Corp.	3,973,480
6,500	United Arrows Ltd.	57,509
137,100	Ushio Inc.	2,320,950
5,100	Valor Co., Ltd.	40,563
31,080	Yamada Denki Co., Ltd.	1,872,920
8,600	Yamazen Corp.	26,761

	Total Japan	93,652,420

Liechtenstein — 0.0%
693	Liechtenstein Landesbank	44,123

Luxembourg — 0.3%
63,870	ArcelorMittal(a)	2,485,062
7,016	GAGFAH SA	63,327
40,353	Regus PLC	57,172

	Total Luxembourg	2,605,561

Mexico — 1.5%
53,580	America Movil SAB de CV, Class L Shares, ADR	2,592,200
274,930	Cemex SAB de CV, ADR*	3,103,960
73,357	Desarrolladora Homex SA de CV, ADR(a)*	2,551,356
781,800	Wal-Mart de Mexico SA de CV, Class V Shares	3,217,673

	Total Mexico	11,465,189

Netherlands — 2.4%
624	Accell Group	27,001

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

22,411	Akzo Nobel NV	$1,419,010
48,337	ASML Holding NV	1,482,820
3,766	BinckBank N.V.	72,615
1,707	CSM NV	44,751
1,554	Hunter Douglas NV	74,094
205,043	ING Groep NV*	1,907,303
4,639	Koninklijke BAM Groep NV	50,420
2,476	Macintosh Retail Group NV	52,345
1,962	Mediq NV	31,918
1,571	Nutreco Holding NV	80,887
219,085	Reed Elsevier NV	2,546,087
175,774	SBM Offshore NV	3,312,782
152	Smit Internationale NV	13,674
4,357	SNS REAAL*	30,867
80,077	TNT NV	2,319,626
139,629	Unilever NV(a)	4,271,842
386	USG People NV*	6,835
2,794	Vastned Offices/Industrial NV	51,318
304	VastNed Retail NV	19,552

	Total Netherlands	17,815,747

New Zealand — 0.0%
59,663	Air New Zealand Ltd.	51,603
49,930	Goodman Property Trust	37,118
10,143	Tower Ltd.	13,993
17,217	Vector Ltd.	24,613

	Total New Zealand	127,327

Norway — 1.0%
6,400	Aker Solutions ASA	79,239
7,500	Atea ASA	56,241
177,491	DnB NOR ASA(a)*	1,988,677
12,000	DNO International ASA*	10,449
17,500	EDB Business Partner ASA*	72,223
2,792	Fred Olsen Energy ASA	107,577
2,800	Leroy Seafood Group ASA	56,057
3,600	Norwegian Air Shuttle AS(a)*	83,137
6,000	Songa Offshore SE*	30,031
4,254	SpareBank 1 SMN	39,408
110,785	StatoilHydro ASA	2,704,350
168,700	Telenor ASA*	2,288,657
6,400	TGS Nopec Geophysical Co. ASA*	104,078
700	Wilh Wilhelmsen ASA, Class A Shares*	15,367

	Total Norway	7,635,491

Panama — 0.2%
25,900	Copa Holdings SA, Class A Shares*	1,290,597

Singapore — 0.9%
86,000	Cambridge Industrial Trust	25,773
1,005,000	CapitaLand Ltd.	2,924,719
89,000	Fortune Real Estate Investment Trust	31,352
182,000	Hi-P International Ltd.	78,199
92,000	Ho Bee Investment Ltd.	96,332
14,000	Hong Leong Asia Ltd.	29,116

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

9,000	Indofood Agri Resources Ltd.*	$12,413
61,000	Lippo-Mapletree Indonesia Retail Trust	20,703
15,000	MobileOne Ltd.	18,739
2,058,000	Raffles Education Corp., Ltd.*	631,607
962,000	SembCorp. Industries Ltd.	2,570,335
13,000	Straits Asia Resources Ltd.	20,747
5,000	Venture Corp., Ltd.	29,571
36,000	Wing Tai Holdings Ltd.	42,374

	Total Singapore	6,531,980

South Korea — 0.2%
15,800	Hyundai Motor Co.	1,342,488

Spain — 4.2%
381,283	Banco Bilbao Vizcaya Argentaria SA	7,171,684
282,803	Banco Santander Central Hispano SA	4,838,076
3,362	Corp Financiera Alba	180,209
172,191	Gamesa Corp. Tecnologica SA	3,278,817
157,451	Iberdrola Renovables SA	753,077
724,755	Mapfre SA	3,194,784
3,362	Miquel y Costas & Miquel SA	76,520
2,250	Obrascon Huarte Lain SA	61,466
17,250	Red Electrica Corporacion SA	941,442
387,972	Telefonica SA	11,122,215

	Total Spain	31,618,290

Sweden — 0.8%
1,633	AF AB, Class B Shares	45,743
109,905	Assa Abloy AB, Class B Shares	2,012,095
11,132	Boliden AB	139,526
8,126	Castellum AB	77,519
6,214	Fabege AB	34,546
63,846	Hennes & Mauritz AB, Class B Shares	3,762,087
125	Hoganas AB, Class B Shares	2,586
3,909	Industrial & Financial Systems, Class B Shares	36,034
6,381	KappAhl Holding AB	54,489
15,377	Klovern AB	49,227
8,577	NCC AB, Class B Shares	138,515
6,663	Nolato AB, Class B Shares	55,231
2,019	Peab AB	12,985

	Total Sweden	6,420,583

Switzerland — 10.0%
78,353	ABB Ltd.*	1,434,237
12,182	Actelion Ltd.*	716,232
1,143	Baloise Holding AG	95,231
111	Banque Cantonale Vaudoise*	44,170
157,583	Credit Suisse Group	8,151,926
11,402	Ferrexpo PLC	37,416
171	Financiere Tradition	21,520
179	Galenica AG	63,127
171	Helvetia Holding AG	52,055
129,696	Julius Baer Group Ltd.	4,277,181
150,408	Julius Baer Holding AG	1,789,574

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

83,000	Logitech International SA*	$1,369,021
26,580	Lonza Group, Registered Shares	2,055,904
258,133	Nestle SA	12,192,754
291,091	Novartis AG	16,144,374
68,825	Roche Holding AG	11,249,450
852	Schweizerische National-Versicherungs-Gesellschaft AG*	24,114
1,692	SGS SA	2,168,022
75,070	Swisslog Holding AG	64,226
12,808	Syngenta AG	3,393,126
51,706	Transocean Ltd.*	4,415,175
2,206	Valartis Group AG	72,421
15	Vetropack Holding AG	24,547
363	Walter Meier AG	29,431
32	Zehnder Group AG	40,430
25,937	Zurich Financial Services AG	5,583,731

	Total Switzerland	75,509,395

Taiwan — 0.7%
125,204	MediaTek Inc.	1,970,615
297,879	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,094,963

	Total Taiwan	5,065,578

Turkey — 0.2%
269,090	Turkcell Iletisim Hizmet AS	1,632,551

United Kingdom — 16.4%
1,200	Acergy SA	17,607
124,304	Admiral Group PLC	2,163,928
13,623	Aero Inventory PLC (b)(c)*	0
150,267	Aggreko PLC	1,815,845
16,768	Amlin PLC	101,795
16,644	Anite PLC	9,558
761,600	Arm Holdings PLC	1,933,124
3,456	Arriva PLC	25,999
49,367	AstraZeneca PLC	2,200,740
64,366	Autonomy Corp. PLC*	1,504,921
314,160	Aviva PLC	1,909,256
760,153	BAE Systems PLC	4,092,132
8,212	BBA Aviation PLC	20,898
19,207	Beazley PLC	30,726
259,500	BG Group PLC	4,696,294
75,664	BHP Billiton PLC	2,306,006
513,430	BP PLC	4,840,489
19,626	Brit Insurance Holdings PLC	59,444
86,942	British American Tobacco PLC	2,634,747
303,777	British Sky Broadcasting Group PLC	2,639,145
259,085	Bunzl PLC	2,652,585
90,078	Cairn Energy PLC*	4,552,101
8,082	Cape PLC*	30,234
42,771	Capital & Regional PLC*	27,193
42,771	Capital & Regional PLC, Deferred Shares (b)*	0
2,810	Care UK PLC	15,353
27,208	Carillion PLC	125,621
147,989	Carnival PLC*	4,948,528
691,696	Centrica PLC	2,889,456

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

11,318	Charter International PLC	$134,540
2,548	Clarkson PLC	33,654
8,187	Close Bros. Group PLC	92,216
109,417	Compass Group PLC	773,398
20,449	Computacenter PLC	83,879
2,054	Consort Medical PLC	11,694
16,200	Daily Mail & General Trust	109,856
13,537	Dairy Crest Group PLC	83,202
1,421	Dana Petroleum PLC*	28,584
49,976	Debenhams PLC*	67,074
30,770	Delta PLC	69,418
6,625	Devro PLC	13,370
2,509	Drax Group PLC	16,895
269,335	Firstgroup PLC	1,729,199
25,315	Game Group PLC	63,051
113,209	GlaxoSmithKline PLC	2,334,848
12,191	Halfords Group PLC	82,310
5,119	Hargreaves Services PLC	57,953
11,699	Healthcare Locums PLC	51,635
32,643	HMV Group PLC	59,236
5,496	Hogg Robinson Group PLC	3,246
10,775	Holidaybreak PLC	42,960
964,020	HSBC Holdings PLC	11,182,732
4,023	IG Group Holdings PLC	20,891
20,631	Informa PLC	93,935
15,542	Interserve PLC	52,837
23,078	JKX Oil & Gas PLC	102,993
83,849	Johnston Press PLC*	32,330
66,998	Kcom Group PLC	46,169
2,104	Kier Group PLC	31,173
735,000	Kingfisher PLC	2,860,516
15,894	Lavendon Group PLC	20,862
25,827	Lavendon Group PLC, Subcription Shares (b)*	0
25,141	Logica PLC	48,428
5,558	Mapeley Ltd. (b)(c)*	91
228,300	Marks & Spencer Group PLC	1,445,517
17,772	Meggitt PLC	69,778
10,335	Melrose Resources PLC*	53,754
9,107	Menzies (John) PLC*	49,384
13,538	Misys PLC*	45,269
4,163	Mondi PLC	22,609
8,192	Morgan Sindall PLC	69,893
35,728	Northern Foods PLC	37,781
9,669	Northumbrian Water Group PLC	42,644
133,028	Pearson PLC	1,809,423
182,261	Petrofac Ltd.	2,909,705
2,237	Petropavlovsk PLC*	45,292
9,737	Phoenix IT Group Ltd.*	43,455
420,400	Prudential PLC	4,314,519
116,610	Reckitt Benckiser Group PLC	5,931,164
567,004	Rexam PLC*	2,580,685
85,012	Rio Tinto PLC*	4,307,249
8,333	Robert Wiseman Dairies PLC	66,995
36,601	ROK PLC	29,426
328,994	Rolls-Royce Group PLC*	2,561,336

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

19,739,640	Rolls-Royce Group PLC, Class C Shares (b)*	$32,388
89,600	Sabmiller PLC	2,602,098
388,640	Sage Group PLC	1,360,131
105,500	Scottish & Southern Energy PLC	1,933,517
85,561	Senior PLC	84,231
20,671	Severfield-Rowen PLC	61,727
187,835	Smith & Nephew PLC	1,781,340
3,799	Southern Cross Healthcare Ltd.*	6,560
9,469	Spectris PLC	103,161
15,331	Sports Direct International PLC*	24,815
7,655	SSL International PLC	93,258
25,319	St. Ives PLC	24,925
195,704	Standard Chartered PLC	4,765,144
5,000	Stolt-Nielsen SA	70,247
1,062,425	Tesco PLC	7,373,626
28,811	Trinity Mirror PLC*	68,355
7,868	Tullett Prebon PLC	41,207
2,408,577	Vodafone Group PLC	5,418,017
103,708	Wellstream Holdings PLC	903,544
13,941	WH Smith PLC	116,541
11,995	William Hill PLC	35,209
530,094	WM Morrison Supermarkets PLC	2,394,426
8,904	WSP Group PLC	40,175

	Total United Kingdom	124,449,420

United States — 0.6%
38,701	Schlumberger Ltd.	2,472,607
48,900	Southern Copper Corp.(a)	1,703,676
5,550	Synthes Inc.	729,362

	Total United States	4,905,645

	TOTAL COMMON STOCKS (Cost — $640,639,045)	738,053,748

RIGHTS — 0.1%

Finland — 0.0%
4,900	HKScan Oyi (b)*	8,293

Netherlands — 0.1%
205,043	ING Groep NV*	507,261

Norway — 0.0%
41,673	DnB NOR ASA(a)*	117,096

Spain — 0.0%
25	Mapfre SA*	0
2,250	Obrascon Huarte Lain SA (b)*	4,386

	Total Spain	4,386

	TOTAL RIGHTS (Cost — $635,667)	637,036

WARRANTS — 0.5%

Luxembourg — 0.5%
403,488	Shriram Transport Finance Co., Ltd., expires 1/18/13 (b) (Cost — $3,672,149)	3,675,776

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares		Security	Value

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $644,946,861)	$742,366,560

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS (e) — 6.3%
MONEY MARKET FUNDS — 4.9%
10,465,788		CGCM Money Market Investments (f)	10,465,788
26,700,004		The AIM STIT — Liquid Assets Portfolio (f)	26,700,004
		TOTAL MONEY MARKET FUNDS
		(Cost — $37,165,792)	37,165,792

TIME DEPOSITS — 1.4%
		BBH — Grand Cayman:
3,101,361	JPY	0.010% due 12/1/09	36,011
1,312	HKD	0.010% due 12/1/09	169
240	SEK	0.010% due 12/1/09	34
1,121	SGD	0.010% due 12/1/09	809
8,273	EUR	0.100% due 12/1/09	12,405
54	AUD	2.799% due 12/1/09	49
61,562	GBP	JPMorgan Chase & Co. — London, 0.088% due 12/1/09	101,008
10,695,857		Wells Fargo — Grand Cayman, 0.030% due 12/1/09	10,695,857

		TOTAL TIME DEPOSITS (Cost — $10,846,342)	10,846,342

		TOTAL SHORT-TERM INVESTMENTS (Cost — $48,012,134)	48,012,134

		TOTAL INVESTMENTS — 104.4% (Cost — $692,958,995#)	790,378,694

		Liabilities in Excess of Other Assets — (4.4)%	(33,581,655)

		TOTAL NET ASSETS — 100.0%	$756,797,039

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Illiquid security.

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.4%.

(f)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
EUR	—	Euro Dollar
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
PLC	—	Public Limited Company

Schedules of Investments
(unaudited) (continued)

Abbreviations used in this schedule:

REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Summary of Investments by Security Sector^

Financials	22.2%
Industrials	11.5
Consumer Discretionary	10.2
Energy	10.1
Consumer Staples	9.4
Health Care	9.2
Materials	7.9
Information Technology	5.8
Telecommunication Services	5.3
Utilities	2.3
Short-Term Investments	6.1

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.4%

Bermuda — 0.4%
39,107	Credicorp Ltd.	$2,794,195

Brazil — 16.2%
73,700	AES Tiete SA	802,240
193,639	Banco Bradesco SA, ADR	4,103,210
590,565	Banco do Brasil SA	10,421,735
79,000	Banco do Estado do Rio Grande do Sul	552,684
550,931	Banco Itau Holding Financeira SA	11,940,510
128,800	BM&F BOVESPA SA	867,984
45,577	Brasil Telecom SA, ADR*	722,395
80,341	Brasil Telecom SA, Sponsored ADR*	2,412,640
79,369	BRF — Brasil Foods SA*	1,858,894
10,100	BRF — Brasil Foods SA, ADR (a)*	489,850
10,300	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR (a)	658,685
42,551	Cia de Bebidas das Americas, ADR (a)	4,185,316
19,700	Cia de Transmissao de Energia Eletrica Paulista	561,298
163,355	Cia Energetica de Minas Gerais	2,808,101
26,900	Cia Paranaense de Energia, ADR (a)	543,111
337,039	Cia Vale do Rio Doce	9,435,552
797,200	Companhia Brasileira de Meios de Pagamento	7,489,400
108,000	Companhia Energetica de Minas Gerais, ADR (a)	1,941,840
137,700	Compania de Concessoes Rodoviarias	2,976,553
36,800	Compania Siderurgica Nacional SA, ADR (a)	1,261,872
66,000	Cyrela Brazil Realty SA	931,011
69,100	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares	1,341,748
99,200	Fertilizantes Fosfatados SA*	907,587
47,300	Gerdau SA, ADR (a)	761,530
32,200	Lojas Americanas S.A.	266,648
193,000	Marfrig Alimentos SA*	2,259,566
24,400	MRV Engenharia e Participacoes SA	530,223
177,400	Natura Cosmeticos SA	3,399,069
37,200	NET Servicos de Comunicacao SA*	513,279
900	OGX Petroleo e Gas Participacoes SA	763,273
84,112	Petroleo Brasileiro SA, ADR	4,313,263
412,118	Petroleo Brasileiro SA, Class A Shares, ADR	18,570,038
419,100	Redecard SA	6,414,552
120,600	Souza Cruz SA*	4,166,933
14,500	Suzano Papel e Celulose SA*	155,268
6,900	Tele Norte Leste Participacoes SA	173,387
61,417	Tractebel Energia SA	736,583
285,977	Vale SA, ADR (a)	8,198,961
89,434	Vivo Participacoes SA, ADR (a)	2,727,737

	Total Brazil	123,164,526

Canada — 0.4%
35,600	First Quantum Minerals Ltd.	2,772,893

Chile — 0.4%
30,633	Empresa Nacional de Electricidad SA, ADR	1,481,718
247,785	SACI Falabella	1,225,105

	Total Chile	2,706,823

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

China — 10.3%
434,000	Air China Ltd., Class H Shares*	$313,046
149,074	Anhui Conch Cement, Class H Shares	881,958
190,000	Anta Sports Products Ltd.	284,393
6,767	Baidu.com Inc., ADR*	2,935,119
5,202,000	Bank of China Ltd., Class H Shares	2,926,601
93,000	BBMG Corp., Class H Shares*	96,722
590,000	China Citic Bank, Class H Shares	487,235
391,000	China Coal Energy Co., Class H Shares	661,938
324,000	China Communications Services Corp., Ltd., Class H Shares	165,975
9,653,000	China Construction Bank Corp., Class H Shares	8,581,994
181,000	China High Speed Transmission Equipment Group Co., Ltd.	427,402
2,548,000	China Life Insurance Co., Ltd., Class H Shares	12,740,246
1,480,000	China National Building Material Co., Ltd., Class H Shares	2,849,294
5,634,000	China Petroleum & Chemical Corp., Class H Shares	4,689,033
1,938,500	China Railway Construction Corp., Class H Shares	2,571,376
573,000	China Railway Group Ltd., Class H Shares*	451,755
188,100	China Shenhua Energy Co., Ltd., Class H Shares	918,674
624,000	China Telecom Corp., Ltd., Class H Shares	274,565
4,178,000	China Zhongwang Holdings Ltd. (a)*	3,940,874
243	Country Garden Holdings Co., Ltd.	92
542,000	Dongfeng Motor Group Co., Ltd., Class H Shares	829,451
11,849,000	Industrials & Commercial Bank of China Ltd., Class H Shares	10,014,510
1,871,000	Jiangsu Expressway Co., Ltd., Class H Shares	1,660,997
196,000	Jiangxi Copper Co., Ltd., Class H Shares	499,746
71,500	Netease.com, ADR (a)*	2,734,160
6,900	New Oriental Education & Technology Group Inc., ADR (a)*	492,039
2,898,500	PetroChina Co., Ltd., Class H Shares	3,590,469
103,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	960,909
12,350,000	Renhe Commercial Holdings Co. Ltd.	2,485,984
3,074,900	Soho China Ltd.	1,658,494
117,300	Tencent Holdings Ltd.	2,168,957
60,000	Weichai Power Co., Ltd., Class H Shares*	505,558
158,000	Xinao Gas Holdings Ltd.	400,410
382,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	761,057
2,476,000	Zhejiang Expressway Co., Ltd., Class H Shares	2,418,540
720,500	Zijin Mining Group Co., Ltd., Class H Shares (b)	754,913

	Total China	78,134,486

Colombia — 0.2%
17,800	BanColombia SA, ADR	763,620
727,648	Ecopetrol SA	912,828
12,949	Suramericana de Inversiones SA	153,690

	Total Colombia	1,830,138

Czech Republic — 0.2%
24,736	CEZ AS	1,233,150
1,131	Komercni Banka AS	246,243
14,125	Telefonica O2 Czech Republic AS	339,499

	Total Czech Republic	1,818,892

Egypt — 1.5%
288,247	Commercial International Bank	2,657,746
53,200	Eastern Tobacco	1,151,032
46,946	Egyptian Co. for Mobile Services	1,611,438

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

60,064	Egyptian Financial Group-Hermes Holding	$303,774
79,663	El Ezz Steel Co.	202,612
12,741	El Sewedy Cables Holding Co.	137,250
103,578	Orascom Construction Industries	4,273,988
46,290	Orascom Telecom Holding SAE	215,688
213,558	Talaat Moustafa Group*	231,611
124,863	Telecom Egypt	363,623

	Total Egypt	11,148,762

Hong Kong — 4.2%
428,000	Agile Property Holdings Ltd.	585,405
97,500	Beijing Enterprises Holdings Ltd.	662,384
116,000	China Everbright Ltd.	275,112
709,000	China Mobile Ltd.	6,641,858
492,400	China Overseas Land & Investment Ltd.	1,058,522
1,805,600	China Resources Power Holdings Co.	3,681,165
1,041,000	China Unicom Ltd.	1,399,668
120,000	Citic Pacific Ltd.	315,877
4,174,805	CNOOC Ltd.	6,421,244
410,000	Fushan International Energy Group Ltd.	387,259
967,600	GOME Electrical Appliances Holdings Ltd.*	365,822
112,000	Hengan International Group Co., Ltd.	803,525
150,000	Hopson Development Holdings Ltd.	250,069
696,294	Melco Crown Entertainment Ltd., ADR (a)*	2,945,324
7,475,000	REXLot Holdings Ltd. (a)	665,529
106,000	Shanghai Industrial Holdings Ltd.	531,378
7,899,000	Shougang Concord International Enterprises Co., Ltd.*	1,539,061
5,565,000	SJM Holdings Ltd.	2,872,314

	Total Hong Kong	31,401,516

Hungary — 0.5%
135,058	Magyar Telekom Telecommunications PLC	537,332
14,707	MOL Hungarian Oil and Gas Nyrt*	1,281,658
52,136	OTP Bank PLC*	1,548,580
2,495	Richter Gedeon Nyrt	576,548

	Total Hungary	3,944,118

India — 3.9%
96,079	Dr Reddys Laboratories Ltd., ADR (a)	2,329,916
20,455	HDFC Bank Ltd., ADR (a)	2,752,220
155,056	ICICI Bank Ltd., ADR	5,768,083
133,562	Infosys Technologies Ltd., ADR (a)	6,807,656
118,672	Reliance Industries Ltd., London Shares, GDR (c)	5,423,310
88,676	Reliance Industries Ltd., Luxembourg Shares, GDR (b)(c)(d)	4,052,493
8,091	State Bank of India Ltd., London Shares, GDR	783,209
40,729	Tata Communications Ltd., ADR (a)	669,177
34,775	Wipro Ltd., ADR (a)	695,500

	Total India	29,281,564

Indonesia — 2.9%
1,976,200	Indofood Sukses Makmur Tbk PT	642,709
257,000	Indosat Tbk PT	131,830
244,000	International Nickel Indonesia Tbk PT	89,032
2,301,000	Perusahaan Gas Negara PT	888,276
1,614,000	PT Aneka Tambang Tbk	375,547

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

499,675	PT Astra International Tbk	$1,709,623
2,208,500	PT Bank Central Asia Tbk	1,121,185
8,454,900	PT Bank Mandiri Persero Tbk	3,979,302
1,557,500	PT Bank Rakyat Indonesia	1,218,985
1,740,000	PT Bumi Resources Tbk	432,470
1,791,496	PT Telekomunikasi Indonesia Tbk	1,705,284
1,543,500	PT United Tractors Tbk	2,440,542
606,500	Semen Gresik Persero Tbk PT	468,265
1,268,500	Tambang Batubara Bukit Asam Tbk PT	2,206,962
113,400	Telekomunikasi Indonesia Tbk PT, ADR (a)	4,328,479
215,000	Unilever Indonesia Tbk PT	251,269

	Total Indonesia	21,989,760

Israel — 2.0%
31,414	Bank Hapoalim BM*	121,655
48,977	Bank Leumi Le-Israel BM*	203,495
64,812	Bezeq Israeli Telecommunication Corp., Ltd.	146,869
40,800	Cellcom Israel Ltd.	1,265,208
8,200	Check Point Software Technologies*	259,038
134,353	Delek Automotive Systems Ltd.	1,541,762
2,577	Discount Investment Corp.	58,451
354,400	Israel Chemicals Ltd.	4,562,408
71	Israel Corp. Ltd. (The)*	52,163
30,733	Israel Discount Bank, Class A Shares*	65,671
14,139	Mizrahi Tefahot Bank Ltd.*	124,206
132,813	Teva Pharmaceutical Industries Ltd., ADR	7,011,197

	Total Israel	15,412,123

Luxembourg — 0.2%
27,600	Oriflame Cosmetics SA	1,621,186

Macau — 0.3%
2,169,300	Wynn Macau Ltd. (a)*	2,614,407

Malaysia — 0.6%
294,325	Axiata Group Berhad*	266,899
108,700	British American Tobacco Malaysia Bhd	1,417,758
134,900	Bumiputra-Commerce Holdings Bhd	502,027
194,600	Gamuda Bhd	160,424
134,400	Genting Bhd	275,013
177,520	IJM Corp. Bhd	234,672
37,500	Kuala Lumpur Kepong Bhd	172,236
204,530	Malayan Banking Bhd	406,471
94,300	Maxis Bhd	151,313
79,700	PLUS Expressways Bhd	77,670
2,751	Public Bank Bhd	8,812
76,600	Public Bank Bhd, Registered Shares	244,019
150,700	Sime Darby Bhd	397,992
9	SP Setia Bhd	9
98,800	Tenaga Nasional Bhd	244,927

	Total Malaysia	4,560,242

Mexico — 5.1%
27,200	Alfa SAB de CV, Class A Shares	172,648

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

305,992	America Movil SAB de CV, Class L Shares, ADR	$14,803,894
316,931	Corporacion GEO SA de CV*	866,983
58,450	Desarrolladora Homex SA de CV, ADR (a)*	2,032,891
149,031	Fomento Economico Mexicano SAB de CV, ADR	6,782,401
114,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	323,079
108,700	Grupo Financiero Banorte SA de CV, Class O Shares	376,027
24,900	Grupo Financiero Inbursa SA, Class O Shares	70,929
2,058,872	Grupo Mexico SAB de CV, Class B Shares	4,841,686
54,000	Grupo Modelo SAB de CV*	283,402
243,914	Grupo Televisa SA	1,006,526
213,200	Grupo Televisa SA, ADR	4,385,524
357,900	Kimberly-Clark de Mexico SAB de CV, Class A Shares	1,503,769
327,997	Wal-Mart de Mexico SA de CV, Class V Shares	1,349,945

	Total Mexico	38,799,704

Nigeria — 0.0%
44,445	Guaranty Trust Bank, GDR (c)	229,194

Pakistan — 0.2%
132,400	Oil & Gas Development Co., Ltd.	168,677
692,160	Pakistan Petroleum Ltd.	1,517,348

	Total Pakistan	1,686,025

Peru — 0.2%
30,100	Cia de Minas Buenaventura SA, ADR	1,208,515

Philippines — 1.3%
45,590	Ayala Corp.	289,460
1,082,000	Ayala Land Inc.	269,069
320,600	Bank of the Philippine Islands	322,296
2,712,500	Energy Development Corp.*	232,500
64,800	Jollibee Foods Corp.	74,743
29,208	Philippine Long Distance Telephone Co.	1,591,759
120,300	Philippine Long Distance Telephone Co., ADR	6,645,372
30,520	SM Investments Corp.	203,467
408,000	SM Prime Holdings Inc.	84,622

	Total Philippines	9,713,288

Poland — 0.2%
197,433	Telekomunikacja Polska SA	1,144,930

Russia — 8.2%
479	AK Transneft OAO	344,880
48,552,742	Federal Grid Co. Unified Energy System JSC*	606,909
3,256,899	Federal Hydrogenerating Co.*	125,065
58,062	Gazpromneft JSC	303,374
12,115	Gazpromneft OAO, ADR	272,588
1,149,494	IDGC Holding JSC*	131,042
10,793	LUKOIL	627,073
192,680	LUKOIL, ADR	11,194,709
35,340	LUKOIL, London Shares, ADR	2,051,487
80,800	Magnit OAO, GDR	1,151,400
121,473	Magnit OAO, GDR (c)*	1,700,622
24,400	Mechel, ADR	474,580

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

99,731	MMC Norilsk Nickel, ADR*	$1,364,320
71,067	MMC Norilsk Nickel, London Shares, ADR*	977,171
198,123	Mobile Telesystems OJSC, ADR	9,922,000
12,557	Novolipetsk Steel OJSC, GDR*	378,342
14,065	OAO Gazprom, ADR	319,557
458,178	OAO Gazprom, London Shares, ADR	10,432,714
4,944	OAO NovaTek, GDR	257,088
8,641	Pharmstandard, GDR*	139,120
2,712	Polyus Gold Co.	144,007
189,642	Rosneft Oil Co.	1,530,411
429,917	Rosneft Oil Co., GDR	3,460,832
2,078,764	Sberbank of Russian Federation	4,928,749
20,303	Severstal, GDR*	157,145
16,678	Sistema JSFC, GDR*	297,035
345,031	Surgutneftegaz*	307,078
19,572	Tatneft, ADR	592,053
10,027	TMK OAO, GDR*	170,860
1,485,576	TNK-BP Holding	2,555,191
111,194	Uralkali, GDR*	2,544,119
102,048	Vimpel-Communications, ADR	1,948,096
89,980,379	VTB Bank OJSC	191,208
589	Wimm-Bill-Dann Foods OJSC	24,782
8,400	Wimm-Bill-Dann Foods OJSC, ADR (a)*	167,160

	Total Russia	61,792,767

Singapore — 0.4%
8,926,000	Golden Agri-Resources Ltd.*	2,965,020

South Africa — 8.8%
115,413	ABSA Group Ltd.	1,980,839
10,033	African Rainbow Minerals Ltd.	214,605
14,827	Anglo Platinum Ltd.*	1,520,871
49,757	AngloGold Ashanti Ltd.	2,170,186
19,500	AngloGold Ashanti Ltd., ADR	858,780
34,650	Aspen Pharmacare Holdings Ltd.*	317,173
38,010	Aveng Ltd.	189,314
20,739	Bidvest Group Ltd.	334,644
1	Discovery Holdings Ltd.	4
188,688	FirstRand Ltd.	441,193
24,016	Foschini Ltd.	183,626
200,778	Gold Fields Ltd.	2,921,636
38,975	Impala Platinum Holdings Ltd.	901,088
24,799	Imperial Holdings Ltd.	270,064
24,423	Investec Ltd.	184,173
101,989	Kumba Iron Ore Ltd.	3,459,698
200,385	Massmart Holdings Ltd.	2,271,772
21,161	Mittal Steel South Africa Ltd.*	292,544
241,188	MTN Group Ltd.	3,857,060
553,779	Murray & Roberts Holdings Ltd.	3,566,251
74,406	Naspers Ltd., Class N Shares	2,777,524
331,701	Nedbank Group Ltd.	5,045,561
581,500	Pretoria Portland Cement Co., Ltd.	2,428,151
33,754	Remgro Ltd.	393,121
2,098,120	Sanlam Ltd.	6,255,879
111,487	Sasol Ltd.	4,364,182

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

394,231	Shoprite Holdings Ltd.	$3,288,111
669,434	Standard Bank Group Ltd.	8,632,915
139,562	Steinhoff International Holdings Ltd.	338,725
128,845	Telkom SA Ltd.	647,282
152,423	Tiger Brands Ltd.	3,315,091
524,009	Truworths International Ltd.	2,935,085
43,125	Vodacom Group Ltd.	330,893

	Total South Africa	66,688,041

South Korea — 11.7%
640	Amorepacific Corp.	471,836
15,220	Daegu Bank	215,534
5,723	Daelim Industrials Co.	404,733
10,730	Dongbu Insurance Co., Ltd.	308,505
10,314	Hana Financial Group Inc.	297,872
4,430	Hanwha Corp.	161,589
12,914	Hite Brewery Co., Ltd.	1,773,368
2,690	Hyosung Corp.	193,932
7,094	Hyundai Department Store Co., Ltd.	694,087
49,501	Hyundai Engineering & Construction Co. Ltd.	2,816,733
3,053	Hyundai Heavy Industries	394,350
10,043	Hyundai Mobis	1,284,304
14,625	Hyundai Motor Co.	1,242,651
7,970	Hyundai Steel Co.	530,809
79,192	KB Financial Group Inc.*	3,942,098
722	Korea Zinc Co., Ltd.	132,298
9,150	KT Corp.	302,343
129,660	KT&G Corp.	7,500,394
7,622	LG Chem Ltd.	1,370,475
13,700	LG Corp.	747,818
17,100	LG Dacom Corp.	267,841
7,070	LG Display Co., Ltd.	194,476
8,987	LG Electronics Inc.	794,457
2,482	LG Household & Health Care Ltd.	608,171
912	Lotte Shopping Co., Ltd.	281,783
53,929	NHN Corp.*	8,562,731
19,709	POSCO	9,438,805
4,820	Samsung Card Co.	203,117
32,817	Samsung Electronics Co., Ltd.	20,279,141
2,866	Samsung Engineering Co., Ltd.	266,885
11,551	Samsung Fire & Marine Insurance Co., Ltd.	2,002,576
20,210	Samsung Heavy Industries Co., Ltd.	397,210
3,576	Samsung SDI Co., Ltd.	388,245
4,037	Samsung Techwin Co., Ltd.	326,730
298,035	Shinhan Financial Group Co., Ltd.*	11,651,286
3,164	Shinsegae Co., Ltd.	1,447,378
5,150	SK Energy Co., Ltd.	481,783
16,594	SK Telecom Co., Ltd.	2,414,009
107,484	Woongjin Coway Co., Ltd.	3,523,914
1,051	Yuhan Corp.	159,208

	Total South Korea	88,475,475

Taiwan — 7.9%
264,954	Acer Inc.	658,838
390,439	Advanced Semiconductor Engineering Inc.	309,685

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

405,800	Advanced Semiconductor Engineering Inc., ADR (a)	$1,590,736
387,518	Asia Cement Corp.	411,428
232,632	Asustek Computer Inc.	461,473
1,840,259	AU Optronics Corp.	1,890,961
366,704	Cathay Financial Holding Co., Ltd.*	637,499
604,611	China Steel Corp.	569,653
3,076,675	Chinatrust Financial Holding Co., Ltd.	1,776,520
1,288,589	Chunghwa Telecom Co., Ltd.	2,304,159
432,079	Compal Electronics Inc.	572,752
164,071	Far Eastern Department Stores Co., Ltd.	173,430
574,613	Far Eastern Textile Co., Ltd.	670,716
45,000	Farglory Land Development Co., Ltd.	98,906
460,000	First Financial Holding Co., Ltd.	272,037
64,890	Formosa Petrochemical Corp.	163,975
502,830	Formosa Plastics Corp.	997,465
3,558,000	Fubon Financial Holding Co., Ltd.*	4,031,571
308,006	High Tech Computer Corp.	3,490,017
3,013,640	HON HAI Precision Industry Co., Ltd.	12,723,477
343,800	HON HAI Precision Industry Co., Ltd., GDR	2,922,300
63,302	HON HAI Precision Industry Co., Ltd., London Shares, GDR	569,718
57,540	HTC Corp., GDR*	2,610,659
92,448	MediaTek Inc.	1,455,060
571,000	Mega Financial Holding Co., Ltd.	321,728
138	Pacific Electric Wire & Cable Co., Ltd. (b)*	0
291,500	Pou Chen Corp.	211,753
222,893	Powertech Technology Inc.	626,903
6,603,125	Shin Kong Financial Holding Co., Ltd.*	2,664,823
19	Shin Kong Financial Holding Co., Ltd., GDR (b)(c)*	200
363,220	Siliconware Precision Industries Co.	478,092
63,787	Silitech Technology Corp.	209,901
504,150	Taiwan Cooperative Bank	313,015
106,000	Taiwan Fertilizer Co., Ltd.	340,582
183,098	Taiwan Mobile Co., Ltd.	343,886
3,672,677	Taiwan Semiconductor Manufacturing Co., Ltd.	6,966,256
313,294	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,255,125
178,100	Tripod Technology Corp.	472,169
85,000	U-Ming Marine Transport Corp.	168,351
172,604	Uni-President Enterprises Corp.	202,008
1,247,002	United Microelectronics Corp.*	611,646
333,050	Wistron Corp.	611,044
943,315	Yuanta Financial Holding Co.	635,466

	Total Taiwan	59,795,983

Thailand — 1.1%
31,550	Advanced Info Service PCL (b)	82,589
67,600	Advanced Info Service PCL, NVDR	164,754
112,800	Bangkok Bank Public Co., Ltd., NVDR (b)	383,523
17,800	Banpu PCL	283,857
137,400	Banpu Public Co., Ltd. (b)	2,240,734
152,400	BEC World PCL	99,506
17,800	CP ALL PCL (b)	11,140
396,200	CP ALL PCL, NVDR	247,960
661,200	Kasikornbank PCL	1,730,838
206,500	Kasikornbank Public Co., Ltd., NVDR (b)	534,346
535,400	Krung Thai Bank Public Co., Ltd. (b)	149,819

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

809,800	Land and Houses PCL (b)	$147,414
308,700	PTT Aromatics & Refining PCL (b)	203,416
83,700	PTT Exploration & Production PCL (b)	328,655
41,300	PTT PCL (b)	278,357
44,800	PTT PCL, NVDR	301,947
26,200	Ratchaburi Electricity Generating Holding PCL (b)	26,015
47,500	Siam Cement PCL	323,003
123,800	Siam Commercial Bank PCL	315,693
200,000	Thai Oil PCL	237,701

	Total Thailand	8,091,267

Turkey — 4.0%
893,964	Akbank TAS	4,782,115
367	Aktas Electric Ticaret AS (b)*	0
40,180	Anadolu Efes Biracilik Ve Malt Sanayii AS	419,388
44,599	Arcelik*	146,927
7,991	BIM Birlesik Magazalar AS	312,780
99,387	Dogan Sirketler Grubu Holding AS	60,297
54,713	Enka Insaat ve Sanayi AS	207,016
93,326	Eregli Demir Ve Celik Fabrikalari TAS*	244,746
135,323	Haci Omer Sabanci Holding AS	472,293
1,079,053	KOC Holding AS*	2,632,695
26,987	Tupras — Turkiye Petrol Rafinerileri AS	457,735
119,787	Turk Telekomunikasyon AS	343,834
949,098	Turkcell Iletisim Hizmet AS	5,758,113
1,748,108	Turkiye Garanti Bankasi AS	5,930,042
85,782	Turkiye Halk Bankasi AS	506,443
2,090,574	Turkiye Is Bankasi, Class C Shares	7,091,778
213,793	Turkiye Vakiflar Bankasi Tao, Class D Shares*	435,145
146,311	Yapi ve Kredi Bankasi AS*	278,706

	Total Turkey	30,080,053

United States — 0.1%
30,200	Southern Copper Corp. (a)	1,052,168

	TOTAL COMMON STOCKS (Cost — $506,908,069)	706,918,061

PREFERRED STOCKS — 1.8%

Brazil — 1.5%
39,200	Cia Energetica de Sao Paulo*	480,206
182,600	Investimentos Itau SA, 0.470%	1,169,015
12,600	Petroleo Brasileiro SA, 0.930%	279,200
16,100	Ultrapar Participacoes SA, 2.140%	726,385
296,800	Usinas Siderurgicas de Minas Gerais SA, 0.980%, Class A Shares	8,678,561

	Total Brazil	11,333,367

Russia — 0.1%
1,480,489	Surgutneftegaz, 9.780%	669,181

South Korea — 0.2%
1,780	LG Electronics Inc., 0.810%	67,066
2,950	Samsung Electronics Co., Ltd., 1.070%	1,202,635

	Total South Korea	1,269,701

	TOTAL PREFERRED STOCKS (Cost — $8,957,248)	$13,272,249

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

EXCHANGE TRADED SECURITIES — 1.3%
United States — 1.3%
34,263	iPath MSCI India Index ETN (a)*	$2,103,748
129,116	iShares MSCI Malaysia Index Fund	1,402,200
60,550	iShares MSCI Emerging Markets Index Fund (a)	2,453,486
57,150	Vanguard Emerging Markets ETF	2,303,145
66,200	WisdomTree India Earnings Fund	1,425,948

	TOTAL ECHANGE TRADED SECURITIES (Cost — $8,400,713)	9,688,527

WARRANTS — 0.0%
Malaysia — 0.0%
7,420	IJM Land Bhd, expires 9/11/13* (Cost — $0)	2,578

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $524,266,030)	729,881,415

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS (e) — 7.9%
MONEY MARKET FUNDS — 6.1%
12,896,005		CGCM Money Market Investments (f)	12,896,005
32,899,898		The AIM STIT — Liquid Asset Portfolio (f)	32,899,898

		TOTAL MONEY MARKET FUNDS (Cost — $45,795,903)	45,795,903

TIME DEPOSITS — 1.8%
		BBH — Grand Cayman:
1,770,777	HKD	0.010% due 12/1/09	228,492
1,519	GBP	0.088% due 12/1/09	2,492
7,300,844		HSBC Bank — Grand Cayman, 0.030% due 12/1/09	7,300,844
410,247	ZAR	JPMorgan Chase & Co. — London, 5.750% due 12/1/09	55,224
6,398,991		Wells Fargo — Grand Cayman, 0.030% due 12/1/09	6,398,991

		TOTAL TIME DEPOSITS (Cost — $13,986,043)	13,986,043

		TOTAL SHORT-TERM INVESTMENTS (Cost — $59,781,946)	59,781,946

		TOTAL INVESTMENTS — 104.4% (Cost — $584,047,976#)	789,663,361

		Liabilities in Excess of Other Assets — (4.4)%	(33,556,544)

		TOTAL NET ASSETS — 100.0%	$756,106,817

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.8%.

(f)	Represents investment of collateral received from securities lending transactions.

Schedules of Investments
(unaudited) (continued)
#            Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
ZAR	—	South African Rand

Summary of Investments by Security Sector^

Financials	22.3%
Energy	13.1
Information Technology	13.1
Materials	11.1
Telecommunication Services	10.4
Consumer Staples	8.0
Consumer Discretionary	5.3
Industrials	4.1
Utilities	2.4
Health Care	1.4
Exchange Traded Securities	1.2
Short-Term Investments	7.6

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 34.4%
FHLMC — 8.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$39,075	8.000% due 3/1/11 — 6/1/17	$42,924
23,744	11.50F0% due 10/1/15	27,561
3,173	9.500% due 6/1/16	3,566
127,852	8.500% due 11/1/16 — 7/1/17	139,892
92,478	4.430% due 12/1/34 (a)	95,180
96,205	4.035% due 1/1/35 (a)	98,535
942,616	3.771% due 3/1/36 (a)(b)	956,080
895,709	5.989% due 10/1/36 (a)	949,661
191,000	5.699% due 2/1/37 (a)	202,657
423,470	5.883% due 5/1/37 (a)	450,205
2,636,031	5.894% due 5/1/37 (a)	2,801,833
534,839	5.906% due 5/1/37 (a)	570,415
1,338,971	6.079% due 9/1/37 (a)	1,429,036
780,515	5.118% due 5/1/38 (a)	822,057
3	6.000% due 3/1/39	3
	Gold:
86	9.500% due 4/1/10	87
15,469	7.000% due 5/1/12 — 8/1/12	16,318
195	8.000% due 8/1/12	210
26,138,497	5.500% due 10/1/13 — 5/1/38(b)	27,870,250
8,080,487	6.500% due 7/1/14 — 9/1/38(b)	8,714,440
20,613,048	6.000% due 5/1/16 — 6/1/39	22,156,944
24,020	8.500% due 2/1/18	25,860
5,118,142	5.000% due 6/1/21 — 12/1/38(c)	5,379,587
887,520	4.500% due 5/1/23 — 2/1/24	931,526

	TOTAL FHLMC	73,684,827

FNMA — 20.8%
	Federal National Mortgage Association (FNMA):
61,517,940	5.500% due 12/1/16 — 12/1/38(c)	65,726,372
4,449	8.500% due 4/1/17	4,905
12,324	8.000% due 8/1/17	13,746
4,159	10.000% due 1/1/21	4,615
35,557,699	5.000% due 3/1/21 — 3/1/39(c)	37,439,062
30,161,295	6.000% due 9/1/21 — 12/1/38(c)	32,420,745
318	9.500% due 11/1/21	352
23,440,242	4.500% due 6/1/23 — 10/1/39(c)	24,108,512
7,949,264	6.500% due 11/1/23 — 10/1/37	8,611,504
1,918,297	7.000% due 9/1/26 — 4/1/37(b)	2,108,805
16,943	4.572% due 1/1/30 (a)(b)	17,319
51,668	3.565% due 3/1/30 (a)(b)	53,394
1,226,301	3.580% due 3/1/34 (a)	1,257,994
360,469	3.909% due 4/1/34 (a)	371,761
31,257	4.115% due 12/1/34 (a)	32,160
286,729	4.151% due 12/1/34 (a)	297,059
535,387	3.448% due 9/1/35 (a)	550,607
496,709	2.746% due 10/1/35 (a)	500,819
730,367	2.780% due 10/1/35 (a)	736,483
749,233	2.682% due 11/1/35 (a)(b)	755,321
328,620	2.743% due 11/1/35 (a)	331,339
155,917	2.749% due 11/1/35 (a)	157,207
161,876	2.753% due 11/1/35 (a)	163,220

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

FNMA — 20.8% — (continued)
$152,371		2.763% due 11/1/35 (a)	$153,639
145,851		2.767% due 11/1/35 (a)	147,066
162,649		2.782% due 11/1/35 (a)	164,011
1,509,784		5.043% due 1/1/36 (a)	1,573,751
845,314		5.754% due 6/1/36 (a)	897,556
1,437,880		6.015% due 8/1/36 (a)	1,524,765
2,172,781		6.208% due 9/1/36 (a)	2,306,878
183,301		4.402% due 12/1/36 (a)	190,487
1,149,130		5.833% due 2/1/37 (a)	1,225,493
2,170,011		5.542% due 4/1/37 (a)	2,297,079
2,063,344		6.133% due 4/1/37 (a)	2,190,696
1,736,477		5.633% due 5/1/37 (a)	1,842,274
2,894,433		5.936% due 8/1/37 (a)	3,084,084

		TOTAL FNMA	193,261,080

GNMA — 5.6%
		Government National Mortgage Association (GNMA):
665		11.000% due 7/15/10 — 9/15/10	686
6,172		9.500% due 12/15/16 — 8/15/17	6,915
34,572		8.500% due 5/15/17 — 8/15/30	39,404
3,432		9.000% due 8/15/30 — 9/15/30(b)	3,991
4,212,244		5.000% due 1/15/33 — 10/15/33	4,463,498
5,907,411		4.500% due 9/15/33 — 12/1/38(b)(c)	6,075,619
32,404,350		6.000% due 12/15/33 — 9/15/39(c)	34,704,230
1,127,149		6.500% due 1/15/34 — 1/15/39	1,211,113
1,972,864		5.500% due 5/15/37 — 12/1/38(c)	2,103,521
		Government National Mortgage Association II (GNMA):
43,653		8.500% due 11/20/16 — 1/20/17	48,044
31,009		9.000% due 4/20/17 — 11/20/21	34,541
137,208		4.375% due 2/20/26 — 5/20/30(a)(b)	142,178
52,674		4.125% due 10/20/27 (a)(b)	53,944
1,877		8.000% due 3/20/30 (b)	2,157
2,832,499		6.000% due 2/20/35 — 12/1/38(c)	3,043,677

		TOTAL GNMA	51,933,518

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $303,863,826)	318,879,425

ASSET-BACKED SECURITIES — 1.1%
Automobiles — 0.4%
1,345,000	AAA	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.130% due 9/15/13(d)	1,366,035
		Ford Credit Auto Owner Trust:
840,000	AAA	Series 2007-B, Class A4A, 5.240% due 7/15/12	886,588
1,125,000	AAA	Series 2009-A, Class A4, 6.070% due 5/15/14	1,242,275

		Total Automobiles	3,494,898

Credit Card — 0.3%
		Chase Issuance Trust:
985,000	Aaa(e)	Series 2009-A8, Class A8, 0.639% due 9/17/12(a)	985,669
1,770,000	Aaa(e)	Series 2009-A7, Class A7, 0.689% due 9/17/12(a)	1,770,590

		Total Credit Card	2,756,259

Student Loan — 0.4%
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.399% due 9/15/19(a)	958,783
		SLM Student Loan Trust:
1,650,000	AAA	Series 2008-5, Class A2, 1.382% due 10/25/16(a)	1,669,511

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Student Loan — 0.4% — (continued)
$125,908	AAA	Series 2006-5, Class A2, 0.272% due 7/25/17(a)	$125,818
420,000	AAA	Series 2008-5, Class A3, 1.582% due 1/25/18(a)	424,139
1,120,000	AAA	Series 2008-5, Class A4, 1.982% due 7/25/23(a)	1,167,270

		Total Student Loan	4,345,521

		TOTAL ASSET-BACKED SECURITIES (Cost — $10,468,320)	10,596,678

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
251,929	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.476% due 9/25/35(a)	198,778
225,814	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.726% due 11/25/33(a)	185,051
210,798	CCC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.486% due 6/25/29(a)	32,994
		American Home Mortgage Assets:
1,279,073	CCC	Series 2006-1, Class 2A1, 0.426% due 5/25/46(a)(b)	597,651
431,749	B-	Series 2006-6, Class A1A, 0.426% due 12/25/46(a)	210,683
1,580,315	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.466% due 3/25/47(a)	680,129
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.586% due 6/25/34(a)(b)	723,330
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 0.511% due 9/25/34(a)(b)	78,237
266,091	Aaa(e)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	256,381
		Banc of America Commercial Mortgage Inc.:
720,993	Aaa(e)	Series 2001-1, Class A2, 6.503% due 4/15/36	744,984
1,100,000	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	1,162,147
1,060,000	AAA	Series 2005-1, Class A4, 5.142% due 11/10/42(a)	1,090,614
		Banc of America Funding Corp.:
5,349	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	5,468
457,806	A+	Series 2005-B, Class 2A1, 5.071% due 4/20/35(a)	304,916
2,332,128	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,885,892
2,273,069	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,749,899
		Banc of America Mortgage Securities Inc.:
430,756	AAA	Series 2004-F, Class 1A1, 4.089% due 7/25/34(a)(b)	387,730
2,360,771	B	Series 2006-B, Class 4A1, 6.189% due 11/20/46(a)	1,869,690
397,700	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.909% due 2/28/44(a)	336,694
		Bear Stearns Adjustable Rate Mortgage Trust:
85,442	AAA	Series 2002-11, Class 1A1, 5.629% due 2/25/33(a)(b)	83,557
759,123	AAA	Series 2005-2, Class A2, 2.194% due 3/25/35(a)(b)	650,910
1,244,312	CCC	Series 2007-3, Class 1A1, 5.438% due 5/25/47(a)(b)	794,356
		Bear Stearns ALT-A Trust:
522,464	AA	Series 2005-2, Class 2A4, 4.180% due 4/25/35(a)	344,396
405,951	AAA	Series 2005-4, Class 23A2, 5.349% due 5/25/35(a)(b)	296,156
580,389	AA-	Series 2005-7, Class 22A1, 5.437% due 9/25/35(a)(b)	369,268
826,832	BBB	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.236% due 10/25/37(a)(b)	523,252
		Bear Stearns Commercial Mortgage Securities:
2,480,000	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	2,565,428
1,765,000	Aaa(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,788,155
932,260	Aaa(e)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	934,128
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	538,000
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	185,883
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	421,104
481,736	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.456% due 12/25/36(a)(b)(d)	327,396
1,493,222	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.236% due 3/25/37(a)(d)	1,306,885
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 0.486% due 6/25/36(a)	838,081
350,010	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	359,614
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,248	AAA	Series 2002-2, Class 2A1, 0.736% due 5/25/32(a)	869
1,596	AAA	Series 2002-3, Class 2A1, 0.876% due 8/25/32(a)	1,314

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$1,308,239	AA	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 4.080% due 2/25/37(a)(b)	$1,175,493
2,339,951	AAA	Citigroup Mortgage Loan Trust Inc., Series 2005-4, Class A, 5.342% due 8/25/35(a)	2,099,254
123,803	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	124,202
2,340,000	A	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.220% due 12/10/49(a)	2,002,204
1,240,737	AAA	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,254,667
		Countrywide Alternative Loan Trust:
792,135	AA+	Series 2005-24, Class 4A1, 0.467% due 7/20/35(a)	405,275
499,043	CCC	Series 2005-27, Class 2A3, 2.192% due 8/25/35(a)	246,798
914,875	CCC	Series 2005-59, Class 1A1, 0.567% due 11/20/35(a)	455,381
1,310,016	CCC	Series 2006-OA17, Class 1A1A, 0.432% due 12/20/46(a)(b)	622,761
571,174	B-	Series 2006-OA21, Class A1, 0.427% due 3/20/47(a)	276,166
1,292,866	CCC	Series 2006-OA9, Class 2A1A, 0.447% due 7/20/46(a)(b)	536,634
1,825,939	B-	Series 2007-OA2, Class 2A1, 0.366% due 3/25/47(a)	813,004
		Countrywide Asset-Backed Certificates:
2,038	AAA	Series 2001-BC3, Class A, 0.716% due 12/25/31(a)	875
5,025	AAA	Series 2002-3, Class 1A1, 0.976% due 5/25/32(a)	3,771
12,759	AAA	Series 2003-BC2, Class 2A1, 0.836% due 6/25/33(a)	8,966
149,191	AAA	Series 2004-SD4, Class A1, 0.616% due 12/25/34(a)(d)	126,529
134,507	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	129,397
926,224	CCC	Series 2006-13, Class 3AV2, 0.386% due 1/25/37(a)	618,141
946,535	AAA	Series 2006-3, Class 3A1, 0.356% due 6/25/36(a)	704,914
798,322	BB	Series 2006-SD3, Class A1, 0.566% due 7/25/36(a)(d)	406,047
807,066	AAA	Series 2007-13, Class 2A2, 1.036% due 10/25/47(a)	506,620
1,725,000	AAA	Series 2007-4, Class A2, 5.530% due 9/25/37	1,538,116
170,862	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.479% due 12/15/35(a)	59,340
		Countrywide Home Loan Mortgage Pass Through Trust:
103,096	AAA	Series 2004-R2, Class 1AF1, 0.656% due 11/25/34(a)(d)	82,095
359,909	CCC	Series 2005-11, Class 3A3, 3.267% due 4/25/35(a)	182,021
242,769	CCC	Series 2005-11, Class 6A1, 0.536% due 3/25/35(a)	132,555
728,121	AAA	Series 2005-R1, Class 1AF1, 0.596% due 3/25/35(a)(d)	569,046
574,206	CCC	Series 2007-16, Class A1, 6.500% due 10/25/37	471,686
		Credit Suisse Mortgage Capital Certificates:
276,665	D	Series 2006-8, Class 3A1, 6.000% due 10/25/21	187,719
2,125,000	AAA	Series 2006-C4, Class A3, 5.467% due 9/15/39	1,771,444
3,609,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	2,982,108
400,000	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	326,286
		CS First Boston Mortgage Securities Corp.:
1,006,753	CCC	Series 2005-10, Class 5A6, 5.500% due 11/25/35	870,866
1,700,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,668,865
1,400,000	AA-	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223% due 8/15/48	1,199,304
		Deutsche ALT-A Securities Inc.:
380,365	BBB-	Series 2006-OA1, Class A1, 0.436% due 2/25/47(a)	186,191
3,502,575	CCC	Series 2007-OA2, Class A1, 1.528% due 4/25/47(a)	1,620,395
228,510	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.637% due 11/19/44(a)	53,020
		EMC Mortgage Loan Trust:
9,079	AAA(f)	Series 2002-B, Class A1, 0.886% due 2/25/41(a)(d)	6,331
43,752	AAA	Series 2003-A, Class A1, 0.786% due 8/25/40(a)(d)	32,728
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 25.620% due 2/15/24(a)(g)	7,190
79,675	NR	Series 2962, Class YC, 4.500% due 9/15/14(b)	79,769
296,918	NR	Series 3346, Class FA, 0.469% due 2/15/19(a)(b)	296,481

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$1,093,745	NR	Series T-61, Class 1A1, 2.158% due 7/25/44(a)(b)	$1,069,647
		Federal National Mortgage Association (FNMA):
13,316	NR	Series 1999-18, Class A, 5.500% due 10/18/27	13,461
59,787	NR	Series 2000-34, Class F, 0.686% due 10/25/30(a)(b)	59,401
211,816	NR	Series 2000-T6, Class A3, 4.988% due 1/25/28(a)	221,908
151,117	NR	Series 2002-34, Class FE, 0.638% due 5/18/32(a)(b)	150,336
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	1,014,915
110,271	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	106,028
415,914	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	427,015
273,176	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	281,421
181,396	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	193,405
54,183	NR	Series 2005-47, Class PA, 5.500% due 9/25/24(b)	54,174
1,606,894	AAA	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663% due 1/12/43	1,669,538
500,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	401,715
		GMAC Commercial Mortgage Securities Inc.:
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33(a)	989,662
1,632,228	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,689,007
1,836,170	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.986% due 2/25/31(a)(d)	1,069,021
		Government National Mortgage Association (GNMA):
116,153	NR	Series 2000-35, Class F, 0.789% due 12/16/25(a)(b)	115,837
102,545	NR	Series 2002-21, Class FV, 0.639% due 3/16/32(a)(b)	101,891
		Greenwich Capital Commercial Funding Corp.:
2,200,000	A+	Series 2006-GG7, Class A4, 6.116% due 7/10/38(a)	2,003,181
3,130,000	AAA	Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,679,188
		GS Mortgage Securities Corp. II:
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18(b)(d)	319,988
1,225,000	AA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,137,616
243,408	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.586% due 9/25/35(a)(d)	156,516
		GSR Mortgage Loan Trust:
2,822,649	AAA	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	2,569,083
412,917	AAA	Series 2005-AR6, Class 2A1, 3.688% due 9/25/35(a)(b)	352,036
475,165	A-	Series 2006-OA1, Class 2A1, 0.426% due 8/25/46(a)	342,193
		Harborview Mortgage Loan Trust:
58,481	BBB+	Series 2005-8, Class 1A2A, 0.567% due 9/19/35(a)	30,967
379,985	CCC	Series 2006-2, Class 1A, 4.259% due 2/25/36(a)	189,793
378,480	B-	Series 2006-9, Class 2A1A, 0.447% due 11/19/36(a)	200,276
		Home Equity Asset Trust:
1,351,447	AAA	Series 2007-1, Class 2A1, 0.296% due 5/25/37(a)	1,265,836
251,637	AAA	Series 2007-2, Class 2A1, 0.346% due 7/25/37(a)	239,922
6,632	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.036% due 3/25/33(a)	4,835
369,101	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.155% due 11/25/37(a)	251,758
		Indymac Index Mortgage Loan Trust:
155,209	B-	Series 2004-AR15, Class 1A1, 4.249% due 2/25/35(a)	88,477
194,682	AA+	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	144,543
1,827,649	CCC	Series 2007-AR5, Class 1A1, 5.517% due 5/25/37(a)	1,010,626
1,661,095	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.396% due 8/25/36(a)	747,629
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	656,519
40,000	Aaa(e)	Series 2005-CB13, Class A4, 5.457% due 1/12/43(a)	40,187
1,345,000	AA-	Series 2006-LDP7, Class A4, 6.065% due 4/15/45(a)	1,282,202
880,000	A+	Series 2007-CB19, Class A4, 5.936% due 2/12/49(a)	773,501
500,000	AAA	Series 2007-LD11, Class A2, 5.991% due 6/15/49(a)	507,470
630,000	A-	Series 2007-LD12, Class A4, 5.882% due 2/15/51(a)	543,515

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$2,355,000	Aaa(e)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	$1,972,837
		JP Morgan Mortgage Trust:
451,185	AAA	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(b)	413,932
113,726	B3(e)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	98,703
117,193	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	108,017
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa(e)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,971,641
252,046	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	252,079
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	411,571
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	760,333
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	1,209,054
		Lehman XS Trust:
412,377	B+	Series 2005-5N, Class 1A1, 0.536% due 11/25/35(a)	216,445
317,423	CCC	Series 2005-7N, Class 1A1B, 0.536% due 12/25/35(a)	81,302
7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.436% due 7/25/47(a)	1,012,929
3,478,397	BB-	Series 2007-16N, Class 2A2, 1.086% due 9/25/47(a)	1,543,674
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.096% due 11/21/34(a)	4,560,968
161,663	AAA	Series 2004-4, Class 4A1, 3.185% due 5/25/34(a)(b)	141,906
2,149,260	B	Series 2007-3, Class 12A1, 0.436% due 5/25/47(a)	995,168
1,562,355	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 3.181% due 10/25/32(a)	1,277,426
379,494	AAA	Medallion Trust, Series 2003-1G, Class A, 0.482% due 12/21/33(a)	371,297
		Merrill Lynch Mortgage Investors Inc.:
387,614	AAA	Series 2004-A3, Class 4A3, 5.048% due 5/25/34(a)	366,705
443,896	AAA	Series 2005-A2, Class A2, 4.475% due 2/25/35(a)	382,637
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.839% due 5/12/39(a)	639,810
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	AA-	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,444,926
800,000	Aaa(e)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	644,525
1,077,000	A-	Series 2007-7, Class A4, 5.810% due 6/12/50(a)	879,483
708,143	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	692,056
		MLCC Mortgage Investors Inc.:
127,501	A2(e)	Series 2005-1, Class 2A1, 4.804% due 4/25/35(a)	107,998
391,004	Aa3(e)	Series 2005-1, Class 2A2, 4.804% due 4/25/35(a)	331,195
2,200,000	CCC	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.326% due 1/25/37(a)	897,536
		Morgan Stanley Capital I:
1,700,000	Aaa(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,697,068
613,009	AAA	Series 2004-SD3, Class A, 0.696% due 6/25/34(a)(d)	506,254
68,237	AAA	Series 2006-HE7, Class A2A, 0.286% due 9/25/36(a)(b)	67,409
200,000	A-	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	164,019
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	499,061
643,098	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 3.459% due 10/25/34(a)	543,724
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 0.406% due 9/25/36(a)	827,382
2,500,000	AAA	Series 2007-A, Class AV4, 0.466% due 3/25/37(a)	1,099,323
1,850,000	AAA	Series 2007-C, Class 2AV2, 0.366% due 6/25/37(a)	1,088,411
		Nomura Asset Acceptance Corp.:
152,363	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(d)	148,004
173,880	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(d)	163,604
1,482,000	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.506% due 7/25/36(a)	623,858
		Option One Mortgage Loan Trust:
3,941	AAA	Series 2002-6, Class A2, 1.036% due 11/25/32(a)	2,710
20,491	AAA	Series 2003-1, Class A2, 1.076% due 2/25/33(a)	14,168

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$1,656,225	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	$1,564,204
		Prime Mortgage Trust:
809,373	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	795,684
353,380	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	349,073
2,252,187	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,816,617
80,001	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	87,635
		Residential Accredit Loans Inc.:
1,431,588	CCC	Series 2006-QO8, Class 1A1A, 0.326% due 10/25/46(a)	1,308,498
3,184,643	AA-	Series 2007-QO4, Class A1, 0.436% due 5/25/47(a)	1,597,525
1,986,336	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,345,110
		Residential Asset Mortgage Products Inc.:
7,558	B	Series 2003-RS4, Class AIIB, 0.896% due 5/25/33(a)	4,738
1,423,169	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,143,697
200,047	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	190,279
2,363,518	CCC	Residential Asset Securitization Trust, Series 2007-A7, Class A4, 6.000% due 7/25/37	1,711,103
548,938	D	SACO I Inc., Series 2006-7, Class A1, 0.366% due 7/25/36(a)	76,056
		Small Business Administration:
347,883	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10(b)	352,860
552,268	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	581,863
		Small Business Administration Participation Certificates:
376,906	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13(b)	400,180
164,724	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15(b)	178,982
331,508	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15(b)	343,743
242,063	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16(b)	266,146
1,184,364	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19(b)	1,296,626
892,783	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20(b)	993,893
1,210,417	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22(b)	1,294,907
		Structured Adjustable Rate Mortgage Loan Trust:
233,730	AAA	Series 2004-16, Class 1A2, 3.005% due 11/25/34(a)	175,761
974,665	AAA	Series 2004-6, Class 4A1, 4.846% due 6/25/34(a)	870,009
350,553	BB-	Series 2005-19XS, Class 1A1, 0.556% due 10/25/35(a)	204,821
		Structured Asset Mortgage Investments Inc.:
486,662	AAA	Series 2005-AR5, Class A3, 0.487% due 7/19/35(a)(b)	346,090
2,636,511	CCC	Series 2007-AR6, Class A1, 2.132% due 8/25/47(a)	1,376,018
		Structured Asset Securities Corp.:
8,837	A-	Series 2002-14A, Class 2A1, 3.453% due 7/25/32(a)(b)	7,038
262,157	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	234,686
364,455	AAA	Series 2005-RF3, Class 1A, 0.586% due 6/25/35(a)(d)	273,638
171,309	AAA	Series 2006-BC3, Class A2, 0.286% due 10/25/36(a)(b)	161,711
1,810,811	AAA	Series 2007-BC4, Class A3, 0.486% due 11/25/37(a)	1,652,205
		WaMu Mortgage Pass Through Certificates:
1,020,429	AAA	Series 2003-R1, Class A1, 0.776% due 12/25/27(a)(b)	794,151
66,113	AAA	Series 2004-AR11, Class A, 2.900% due 10/25/34(a)	62,278
224,735	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	147,644
594,171	AAA	Series 2005-AR11, Class A1A, 0.556% due 8/25/45(a)	403,952
1,364,058	AAA	Series 2005-AR13, Class A1A1, 0.526% due 10/25/45(a)(b)	951,835
588,363	AAA	Series 2005-AR15, Class A1A2, 0.516% due 11/25/45(a)	335,720
566,422	AAA	Series 2005-AR19, Class A1A2, 0.526% due 12/25/45(a)	315,536
1,000,000	AAA	Series 2005-AR4, Class A5, 4.654% due 4/25/35(a)	815,092
1,523,786	AAA	Series 2006-AR13, Class 2A, 2.912% due 10/25/46(a)(b)	905,116
900,259	CCC	Series 2006-AR14, Class 1A4, 5.607% due 11/25/36(a)(b)	685,026
765,618	B+	Series 2007-HY4, Class 4A1, 5.498% due 9/25/36(a)	544,267

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$1,271,977	AA+	Series 2007-OA2, Class 1A, 1.332% due 3/25/47(a)(b)	$593,157
1,756,330	CCC	Series 2007-OA2, Class 2A, 0.936% due 1/25/47(a)	697,644
1,514,873	AAA	Series 2007-OA5, Class 1A, 1.382% due 6/25/47(a)	763,811
		Wells Fargo Mortgage Backed Securities Trust:
400,000	AA	Series 2006-AR4, Class 2A4, 5.778% due 4/25/36(a)	301,067
253,397	Caa1(e)	Series 2006-AR7, Class 2A4, 5.612% due 5/25/36(a)(b)	193,483
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $164,095,234)	142,579,237

CORPORATE BONDS & NOTES — 24.2%
Aerospace & Defense — 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16(b)	333,566

Air Freight & Logistics — 0.1%
1,300,000	AA-	United Parcel Service Inc., Senior Unsecured Notes, 4.500% due 1/15/13	1,408,657

Airlines — 0.6%
		Continental Airlines Inc., Pass Thru Certificates:
659,643	BB-	7.461% due 4/01/15	606,872
417,468	BBB+	7.256% due 3/15/20	388,245
		Delta Air Lines Inc., Pass Thru Certificates:
47,812	BBB	7.379% due 5/18/10	47,693
512,452	BBB	6.619% due 3/18/11	506,046
750,000	BBB-	7.111% due 9/18/11	742,500
1,052,400	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.648% due 8/15/16(a)	782,254
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB-	6.841% due 4/01/11	980,000
401,783	BBB-	7.041% due 4/01/22	357,587
1,300,000	BBB	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/01/16	1,339,000
160,231	BBB-	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	160,231

		Total Airlines	5,910,428

Automobiles — 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
285,000	BBB+	4.875% due 6/15/10	290,462
300,000	BBB+	5.875% due 3/15/11	314,861
900,000	BBB+	5.750% due 9/08/11(b)	953,880
		Motors Liquidation Co., Senior Unsecured Notes:
1,325,000	NR	8.250% due 7/15/23(h)(i)	284,875
20,000	NR	8.375% due 7/15/33(h)	4,500

		Total Automobiles	1,848,578

Beverages — 0.2%
1,075,000	BBB+	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.125% due 1/15/15(d)	1,108,464
470,000	BBB-	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	545,096
510,000	A+	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	649,049

		Total Beverages	2,302,609

Capital Markets — 1.8%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	494,625
780,000	AA	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	812,917
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/29/49(a)	333,000
		Goldman Sachs Group Inc. (The):
		Senior Notes:
475,000	A	6.000% due 5/01/14	524,683
1,375,000	A	7.500% due 2/15/19	1,626,556
		Senior Unsecured Notes:
190,000	A	4.500% due 6/15/10	193,839

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Capital Markets — 1.8% — (continued)
$400,000	A	0.458% due 2/06/12(a)	$395,805
115,000	A	4.750% due 7/15/13	122,289
800,000	A	5.125% due 1/15/15	850,170
1,000,000	A	5.750% due 10/01/16(b)	1,075,880
2,600,000	A	6.250% due 9/01/17(b)	2,838,306
600,000	A	6.150% due 4/01/18	648,672
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49(h)	65
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65(h)	23
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
1,400,000	NR	0.000% due 11/24/08(h)	276,500
120,000	NR	5.250% due 2/06/12(h)	24,000
640,000	NR	0.000% due 11/07/16(h)	104,000
416,000	NR	8.920% due 2/16/17(h)	67,600
900,000	NR	Subordinated Notes, 6.750% due 12/28/17(h)	90
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18(b)	2,793,305
		Senior Unsecured Notes:
850,000	AA-	8.950% due 5/18/17(a)	876,562
1,584,000	AA-	9.570% due 6/06/17(a)(j)	1,712,700
		Morgan Stanley, Senior Unsecured Notes:
230,000	A	5.625% due 1/09/12	245,627
350,000	A	7.300% due 5/13/19	395,213

		Total Capital Markets	16,412,427

Chemicals — 0.0%
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	212,409
29,000	BB	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	27,623

		Total Chemicals	240,032

Commercial Banks — 3.3%
700,000	BBB+	American Express Centurion Bank, Senior Unsecured Notes, 0.297% due 3/23/10(a)(b)	698,798
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,101,903
1,100,000	BB	BAC Capital Trust XV, Bank Guaranteed Notes, 1.056% due 6/01/56(a)	687,115
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	921,174
460,000	BB	BankAmerica Capital III, Bank Guaranteed Notes, 0.854% due 1/15/27(a)	296,177
1,200,000	AA-	Barclays Bank PLC, Senior Notes, 5.200% due 7/10/14	1,288,964
555,000	A+	Credit Suisse/New York NY, Senior Unsecured Notes, 5.300% due 8/13/19	582,679
1,000,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	1,076,087
600,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	665,827
500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.737% due 6/10/11(a)	751,592
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(g)(h)	59,400
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(d)(g)(h)	1,196
449,000	CCC	GMAC LLC, Company Guaranteed Notes, 6.625% due 5/15/12(d)	429,356
1,300,000	BBB-	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	1,210,726
1,600,000	AA-	HSBC Bank USA, Subordinated Notes, 6.000% due 8/09/17(b)	1,773,126
		ICICI Bank Ltd., Unsecured Notes:
100,000	BB	6.375% due 4/30/22(a)(d)	88,278
150,000	BB	6.375% due 4/30/22(a)	132,229
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	211,370
225,000	Aa2(e)	JPMorgan Chase Bank NA, Subordinated Notes, 0.630% due 6/13/16(a)	203,870
2,600,000	AAA	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.500% due 3/10/14	2,744,464
690,000	NR	Landsbanki Islands HF, Senior Unsecured Notes, 6.100% due 8/25/11(d)(g)(h)	39,675
1,750,000	CC	Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49(a)(d)	936,250

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Commercial Banks — 3.3% — (continued)
$400,000	AAA	Lloyds TSB Bank PLC, Government Liquid Guaranteed Notes, 0.947% due 6/09/11(a)	$600,123
		National Australia Bank Ltd.:
1,500,000	AA	Bonds, 0.725% due 2/08/10(a)(b)(d)	1,500,366
1,000,000	AA	Senior Notes, 5.350% due 6/12/13(d)	1,089,900
1,500,000	A	National City Bank/Cleveland OH, Subordinated Notes, 0.684% due 6/07/17(a)	1,263,521
750,000	BB	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.834% due 1/15/27(a)	482,483
660,000	NR	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 9.118% due 3/31/10	613,844
390,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	358,928
400,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49(a)(d)	232,259
1,535,000	AAA	Societe Financement de l’Economie Francaise, Government Liquid Guaranteed Notes, 2.250% due 6/11/12(d)	1,574,392
10,000	A	Sumitomo Mitsui Banking Corp./New York, Senior Subordinated Notes, 8.000% due 6/15/12	11,310
190,000	BB+	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36(a)	134,391
3,000,000	AAA	Swedbank AB, Government Liquid Guaranteed Notes, 2.800% due 2/10/12(b)(d)	3,089,886
2,600,000	A+	UBS AG Stamford Branch, Senior Unsecured Notes, 5.750% due 4/25/18(b)	2,691,650
		Wachovia Corp.:
830,000	AA-	Senior Unsecured Notes, 5.750% due 2/01/18	874,438
280,000	A+	Subordinated Notes, 5.250% due 8/01/14	294,871
10,000	A+	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	10,480

		Total Commercial Banks	30,723,098

Commercial Services & Supplies — 0.1%
260,000	AAA	Board of Trustees of The Leland Stanford Junior University (The), Notes, 4.250% due 5/01/16	280,474
27,000	B+	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	27,405
185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	205,004

		Total Commercial Services & Supplies	512,883

Communication Equipment — 0.2%
1,500,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17(b)	1,474,333

Computers & Peripherals — 0.1%
650,000	A	Hewlett-Packard Co., Senior Unsecured Notes, 2.250% due 5/27/11	665,830

Consumer Finance — 0.9%
200,000	CCC	Aiful Corp., Notes, 5.000% due 8/10/10(d)	123,000
		American Express Co.:
1,200,000	BBB+	Senior Unsecured Notes, 7.000% due 3/19/18(b)	1,338,775
260,000	BB	Subordinated Notes, 6.800% due 9/01/66(a)	222,300
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.399% due 6/16/11(a)(b)	981,730
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	B-	7.375% due 2/01/11	100,913
674,000	B-	5.549% due 6/15/11(a)	661,362
85,000	B-	7.250% due 10/25/11	84,886
1,400,000	B-	7.000% due 10/01/13(b)	1,367,820
2,400,000	BBB	Foster’s Finance Corp., Notes, 4.875% due 10/01/14(b)(d)	2,519,724
		SLM Corp., Senior Unsecured Notes:
470,000	BBB-	5.000% due 10/01/13	408,797
385,000	BBB-	0.582% due 1/27/14(a)	279,773
625,000	BBB-	5.375% due 5/15/14	532,315
70,000	BBB-	5.050% due 11/14/14	58,237
80,000	BBB-	5.625% due 8/01/33	55,573

		Total Consumer Finance	8,735,205

Diversified Consumer Services — 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	84,075

Diversified Financial Services — 5.3%
200,000	B	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67(a)(d)	78,000
20,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	22,734

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Financial Services — 5.3% — (continued)
$50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	$46,220
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(d)(j)	1,327,500
		Bank of America Corp., Senior Unsecured Notes:
375,000	A	5.625% due 10/14/16	385,215
155,000	A	6.000% due 9/01/17	160,670
3,600,000	A	5.650% due 5/01/18(b)	3,625,044
3,700,000	A	Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17(b)(d)	3,852,033
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	22,087
2,825,000	A+	7.250% due 2/01/18	3,272,059
125,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(d)	83,904
700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	803,685
883,888	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13(d)	905,102
		Countrywide Financial Corp., Company Guaranteed Notes:
500,000	A	4.500% due 6/15/10	509,481
300,000	A	5.800% due 6/07/12	320,944
450,000	A	Countrywide Home Loans Inc., Company Guaranteed Notes, 4.000% due 3/22/11	459,840
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 0.963% due 5/29/49(a)	666,250
		Credit Suisse/New York NY:
1,265,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,367,203
1,570,000	A	Subordinated Notes, 6.000% due 2/15/18	1,682,081
1,000,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 0.830% due 6/11/10(a)	989,626
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	694,434
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,293,200
600,000	BBB+	7.200% due 7/15/48(d)	481,763
		General Electric Capital Corp.:
1,575,000	AAA	FDIC Guranteed Notes, 2.625% due 12/28/12	1,633,810
		Senior Unsecured Notes:
1,475,000	AA+	5.000% due 11/15/11	1,569,512
145,000	AA+	5.875% due 2/15/12	156,746
605,000	AA+	0.404% due 4/10/12(a)	588,147
55,000	AA+	5.000% due 4/10/12	58,267
20,000	AA+	5.450% due 1/15/13	21,546
700,000	AA+	0.399% due 3/20/14(a)	626,721
575,000	AA+	5.900% due 5/13/14	631,849
1,270,000	AA+	0.559% due 9/15/14(a)	1,180,300
750,000	AA+	0.473% due 5/11/16(a)	677,659
690,000	AA+	5.625% due 5/01/18	712,631
775,000	AA+	0.658% due 5/05/26(a)	619,834
500,000	AA+	5.875% due 1/14/38(b)	465,615
		Subordinated Notes:
1,100,000	A+	6.500% due 9/15/67(a)(d)	1,479,956
1,050,000	A+	6.375% due 11/15/67(a)	864,897
143,000	CCC	GMAC LLC, Company Guaranteed Notes, 7.750% due 1/19/10(d)	143,179
270,000	BBB-	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	126,900
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35(d)	181,500
1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.233% due 9/30/34(a)	1,009,932
		JPMorgan Chase & Co.:
1,425,000	AAA	FDIC Guranteed Notes, 2.200% due 6/15/12	1,464,132
400,000	BBB+	Junior Subordinated Notes, 7.900% due 4/29/49(a)	392,382
1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	1,720,106
		Senior Unsecured Notes:
1,475,000	A+	4.650% due 6/01/14	1,577,257

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Financial Services — 5.3% — (continued)
$500,000	A+	6.300% due 4/23/19	$558,169
750,000	A+	6.400% due 5/15/38	833,128
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	313,219
330,000	A	5.150% due 10/01/15	348,477
630,000	A	6.125% due 6/27/17	682,361
100,000	C(e)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/04/11(d)(g)(h)	23,750
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	171,626
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	1,679,456
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	391,984
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	59,038
310,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	311,550
1,375,000	AA-	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	1,468,686
230,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(a)	159,850
150,000	A-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	127,500
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/09/32(a)(d)	770,031

		Total Diversified Financial Services	48,850,778

Diversified Telecommunication Services — 1.4%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	185,307
140,000	A	5.800% due 2/15/19	151,428
200,000	A	6.500% due 9/01/37	213,269
2,575,000	A	6.300% due 1/15/38(b)	2,684,494
540,000	A	6.550% due 2/15/39	584,959
235,000	BBB	British Telecommunications PLC, Senior Unsecured Notes, 8.125% due 12/15/10	252,309
825,000	A+	Cisco Systems Inc., Senior Unsecured Notes, 4.450% due 1/15/20	840,861
225,000	BBB-	COX Communications Inc., Bonds, 8.375% due 3/01/39(d)	276,242
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	238,374
3,000,000	BBB-	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/01/16(b)	3,338,175
15,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 7.875% due 1/15/27	13,650
95,000	CCC	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/01/14	83,838
55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	63,131
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	306,388
160,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	169,111
425,000	A-	Telefonica Emisiones SAU, Company Guaranteed Notes, 4.949% due 1/15/15	455,642
475,000	A-	Telefonica Europe BV, Company Guaranteed Notes, 7.750% due 9/15/10	500,103
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	317,677
		Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	374,247
700,000	A	5.550% due 2/15/16(b)	771,282
165,000	A	5.125% due 6/15/33	135,358
		Verizon Global Funding Corp., Senior Unsecured Notes:
5,000	A	6.875% due 6/15/12	5,606
165,000	A	7.375% due 9/01/12	188,810
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	894,385
165,000	BB-	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	167,062

		Total Diversified Telecommunication Services	13,211,708

Electric Utilities — 1.3%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	304,525
200,000	A-	Dominion Resources Inc., Senior Unsecured Notes, 5.950% due 6/15/35	208,747
		Edison Mission Energy, Senior Unsecured Notes:
220,000	B	7.200% due 5/15/19	160,600

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Electric Utilities — 1.3% — (continued)
$50,000	B	7.625% due 5/15/27	$33,250
		Energy Future Holdings Corp.:
101,124	B-	Company Guaranteed Notes, 11.250% due 11/01/17(k)	62,697
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	74,312
1,345,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/01/19	1,539,074
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	110,485
540,000	BBB-	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	605,381
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	139,614
		Florida Power Corp., 1st Mortgage Notes:
195,000	A-	5.900% due 3/01/33	207,670
125,000	A-	6.400% due 6/15/38	142,984
5,000	A+	Hydro-Quebec, Local Government Guaranteed Notes, 6.300% due 5/11/11	5,398
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/01/18(b)	1,852,097
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	634,800
575,000	BBB	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/01/18	637,002
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	799,526
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	263,090
225,000	BBB+	6.500% due 9/15/37	254,205
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	387,920
210,000	BBB+	6.050% due 3/01/34	227,266
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	864,039
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	838,680
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	94,664
300,000	A-	Scottish Power PLC, Senior Unsecured Notes, 4.910% due 3/15/10	303,594
900,000	BBB-	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19(d)	1,116,841
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	83,400
555,000	CCC	6.550% due 11/15/34	250,043

		Total Electric Utilities	12,201,904

Energy Equipment & Services — 0.1%
110,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	109,313
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	131,600
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	365,588
60,000	BBB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	62,100

		Total Energy Equipment & Services	668,601

Food & Staples Retailing — 0.1%
700,000	BBB+	CVS Caremark Corp., Notes, 6.600% due 3/15/19	786,454

Food Products — 0.2%
600,000	BBB+	Kellogg Co., Senior Unsecured Notes, 4.450% due 5/30/16	638,441
		Kraft Foods Inc., Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	661,836
310,000	BBB+	6.125% due 2/01/18	333,004

		Total Food Products	1,633,281

Gas Utilities — 0.3%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	743,368
200,000	BBB	6.150% due 5/01/16	216,158
600,000	BBB	6.000% due 5/15/18	641,945
560,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	683,720

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Gas Utilities — 0.3% — (continued)
$60,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	$59,400

		Total Gas Utilities	2,344,591

Health Care Providers & Services — 0.6%
50,000	BBB+	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	55,827
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	139,650
		HCA Inc.:
		Secured Notes:
1,260,000	BB-	9.250% due 11/15/16(b)	1,335,600
66,268	BB-	9.625% due 11/15/16(k)	70,824
1,345,000	BB	Senior Secured Notes, 8.500% due 4/15/19(d)	1,425,700
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/01/11	30,750
200,000	B-	6.250% due 2/15/13	193,500
120,000	B-	7.190% due 11/15/15	114,621
29,000	B-	6.500% due 2/15/16	26,752
615,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19(d)	695,266
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB-	9.000% due 5/01/15(d)	40,375
38,000	BB-	10.000% due 5/01/18(d)	42,465
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	802,576
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	768,376
30,000	A-	5.875% due 6/15/17	32,149

		Total Health Care Providers & Services	5,774,431

Hotels, Restaurants & Leisure — 0.0%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14(i)	22,000
80,000	B+	7.125% due 2/01/16(i)	65,600
30,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(g)(h)	12,150
		MGM Mirage, Company Guaranteed Notes:
5,000	CCC+	8.500% due 9/15/10	4,988
30,000	CCC+	6.750% due 9/01/12	25,725
20,000	CCC+	6.625% due 7/15/15	15,000
100,000	CCC+	7.625% due 1/15/17	76,500
10,000	CCC+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/01/12	7,950
20,000	B+	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/01/11	18,500
		Station Casinos Inc.:
5,000	D	Senior Subordinated Notes, 6.875% due 3/01/16(g)(h)	75
		Senior Unsecured Notes:
28,000	D	6.000% due 4/01/12(g)(h)	6,020
95,000	D	7.750% due 8/15/16(g)(h)	20,425

		Total Hotels, Restaurants & Leisure	274,933

Household Durables — 0.1%
20,000	B-	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/01/12(d)	19,950
600,000	BBB-	Newell Rubbermaid Inc., Senior Unsecured Notes, 10.600% due 4/15/19(b)	764,636

		Total Household Durables	784,586

Independent Power Producers & Energy Traders — 0.1%
		AES Corp.:
53,000	BB+	Senior Secured Notes, 8.750% due 5/15/13(d)	54,192
		Senior Unsecured Notes:
130,000	BB-	7.750% due 10/15/15	130,975
690,000	BB-	8.000% due 10/15/17	691,725

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 0.1% — (continued)
		NRG Energy Inc., Company Guaranteed Notes:
$115,000	BB-	7.250% due 2/01/14	$116,294
40,000	BB-	7.375% due 2/01/16	39,900
15,000	BB-	7.375% due 1/15/17	14,925

		Total Independent Power Producers & Energy Traders	1,048,011

Industrial Conglomerates — 0.1%
		Tyco International Group SA, Company Guaranteed Notes:
300,000	BBB+	6.375% due 10/15/11	325,121
420,000	BBB+	6.000% due 11/15/13	464,437
136,000	BBB+	6.875% due 1/15/21	158,092

		Total Industrial Conglomerates	947,650

Insurance — 2.0%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.915% due 7/19/13(a)	683,805
2,100,000	A-	5.850% due 1/16/18(b)	1,596,699
2,300,000	A-	8.250% due 8/15/18(b)	1,989,707
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	264,730
1,400,000	AA-	Guardian Life Insurance Co. of America, Notes, 7.375% due 9/30/39(d)	1,426,851
600,000	BBB	MetLife Capital Trust X, Collateral Trust Notes, 9.250% due 4/08/38(a)(d)	630,000
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,305,150
1,300,000	A-	Notes, 7.717% due 2/15/19	1,561,517
		Metropolitan Life Global Funding I, Senior Secured Notes:
2,500,000	AA-	0.313% due 5/17/10(a)(b)(d)	2,497,143
1,300,000	AA-	5.125% due 4/10/13(d)	1,395,581
375,000	AA-	5.125% due 6/10/14(d)	403,072
2,400,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/09/13(b)(d)	2,570,184
1,150,000	AA-	Pricoa Global Funding I, Notes, 5.450% due 6/11/14(d)	1,226,168
720,000	BBB	Travelers Cos., Inc., Junior Subordinated Notes, 6.250% due 3/15/37(a)	653,338

		Total Insurance	18,203,945

Media — 0.8%
30,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 8.375% due 3/15/13	35,147
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,378,950
170,000	BBB+	8.875% due 5/01/17	209,348
280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/01/12	321,181
		Comcast Corp., Company Guaranteed Notes:
220,000	BBB+	5.300% due 1/15/14	237,406
280,000	BBB+	6.500% due 1/15/15	315,102
30,000	BBB+	6.500% due 1/15/17	33,413
30,000	BBB+	5.875% due 2/15/18	32,213
740,000	BBB+	5.700% due 5/15/18	787,064
250,000	BBB+	6.450% due 3/15/37	261,702
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/01/13	20,100
50,000	BB-	6.625% due 10/01/14	49,125
25,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	24,875
10,000	B	Lamar Media Corp., Company Guaranteed Notes, 6.625% due 8/15/15	9,450
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	146,579
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	346,946
35,000	BBB+	6.200% due 12/15/34	35,112
415,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	521,427

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Media — 0.8% — (continued)
$70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	$80,224
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,500
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	797,953
450,000	BBB	5.850% due 5/01/17	480,425
10,000	BBB	8.750% due 2/14/19	12,455
240,000	BBB	8.250% due 4/01/19	292,619
50,000	BBB	Time Warner Entertainment Co. LLP, Senior Unsecured Notes, 8.375% due 7/15/33	60,163
		Time Warner Inc., Company Guaranteed Notes:
235,000	BBB	6.875% due 5/01/12	260,726
125,000	BBB	7.570% due 2/01/24	140,908
95,000	BBB	7.700% due 5/01/32	111,675
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	324,893

		Total Media	7,331,681

Metals & Mining — 0.1%
100,000	A	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 4.750% due 10/15/14(d)	108,073
190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	205,245
460,000	BBB+	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 6.500% due 7/15/18	510,651
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/01/12	5,012
90,000	BB+	6.750% due 4/01/15	87,750
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	265,956

		Total Metals & Mining	1,182,687

Multiline Retail — 0.0%
20,000	BB	JC Penney Corp. Inc., Senior Unsecured Notes, 7.400% due 4/01/37	19,100

Multi-Utilities — 0.1%
		Dominion Resources Inc., Senior Unsecured Notes:
175,000	A-	5.125% due 12/15/09	174,995
70,000	A-	4.750% due 12/15/10	72,587
330,000	A-	5.700% due 9/17/12	362,213
105,000	A-	7.195% due 9/15/14	123,049

		Total Multi-Utilities	732,844

Oil, Gas & Consumable Fuels — 2.7%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	2,453,220
540,000	BBB-	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	568,774
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	598,677
755,000	AA	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	826,159
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	218,292
325,000	BBB+	Cenovus Energy Inc., Senior Notes, 6.750% due 11/15/39(d)	358,452
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	37,400
30,000	BB	6.250% due 1/15/18	27,150
65,000	BB	7.250% due 12/15/18	62,888
35,000	BB	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	34,825
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	118,200
		ConocoPhillips, Company Guaranteed Notes:
515,000	A	4.600% due 1/15/15	559,581
520,000	A	6.000% due 1/15/20	585,256
275,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	320,135
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	830,970
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/01/31	212,481
325,000	BB-	7.750% due 1/15/32	302,451

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 2.7% — (continued)
		Enterprise Products Operating LLC, Company Guaranteed Notes:
$500,000	BBB-	6.300% due 9/15/17	$552,656
400,000	BBB-	5.250% due 1/31/20	410,297
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/07/22(d)	91,500
		Hess Corp., Senior Unsecured Notes:
300,000	BBB-	6.650% due 8/15/11	325,182
50,000	BBB-	7.875% due 10/01/29	59,960
460,000	BBB-	7.300% due 8/15/31	532,283
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	791,622
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	202,336
50,000	BBB	5.850% due 9/15/12	54,362
30,000	BBB	6.000% due 2/01/17	32,394
410,000	BBB	6.950% due 1/15/38	444,581
1,100,000	BBB+	Marathon Oil Corp., Senior Notes, 7.500% due 2/15/19	1,298,475
55,000	B	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	44,275
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,194,102
39,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	39,585
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	29,196
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,298,588
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12	84,431
65,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(d)(g)(h)	4,875
900,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.000% due 3/21/14	959,195
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17(d)	42,255
58,000	BB	8.000% due 3/01/32	68,059
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39(b)	1,452,927
49,000	BB	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	50,715
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	126,259
370,000	BBB-(f)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/01/13	402,108
1,250,000	BBB	Valero Energy Corp., Senior Unsecured Notes, 9.375% due 3/15/19	1,511,736
		Williams Cos., Inc., Senior Unsecured Notes:
1,070,000	BB+	8.750% due 1/15/20	1,252,766
580,000	BB+	7.875% due 9/01/21	648,471
590,000	BB+	7.500% due 1/15/31	627,287
240,000	BB+	7.750% due 6/15/31	260,564
353,000	BB+	8.750% due 3/15/32	414,313
		XTO Energy Inc., Senior Unsecured Notes:
430,000	BBB	7.500% due 4/15/12	481,336
365,000	BBB	6.250% due 4/15/13	402,896
235,000	BBB	5.750% due 12/15/13	259,517
40,000	BBB	5.650% due 4/01/16	42,750
30,000	BBB	5.500% due 6/15/18	31,833
40,000	BBB	6.750% due 8/01/37	44,575

		Total Oil, Gas & Consumable Fuels	24,685,173

Paper & Forest Products — 0.0%
1,000	BB	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,057
95,000	BBB-	Weyerhaeuser Co., Senior Unsecured Notes, 6.750% due 3/15/12	101,010

		Total Paper & Forest Products	102,067

Pharmaceuticals — 0.4%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	728,799
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	729,965
650,000	A+	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 5.650% due 5/15/18	725,504

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Pharmaceuticals — 0.4% — (continued)
$300,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	$382,929
175,000	AA-	Schering-Plough Corp., Senior Unsecured Notes, 6.550% due 9/15/37	207,324
300,000	BBB+	Teva Pharmaceutical Finance LLC, Company Guaranteed Notes, 6.150% due 2/01/36	315,895
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	385,585

		Total Pharmaceuticals	3,476,001

Real Estate Investment Trusts (REITs) — 0.4%
700,000	BBB	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	684,811
		Forest City Enterprises Inc., Senior Unsecured Notes:
10,000	B-	7.625% due 6/01/15	8,550
19,000	B-	6.500% due 2/01/17	13,775
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	852,726
700,000	BBB	6.450% due 6/25/12	730,208
300,000	CCC+	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11(b)(i)	216,000
280,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15	177,800
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	817,437
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
30,000	BBB-	9.000% due 5/01/12	31,612
20,000	BBB-	6.750% due 4/01/17	19,100
465,000	A-	WEA Finance LLC, Company Guaranteed Notes, 7.500% due 6/02/14(d)	517,607

		Total Real Estate Investment Trusts (REITs)	4,069,626

Road & Rail — 0.0%
10,000	B+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	10,275
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	21,243
140,000	BBB	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	153,139

		Total Road & Rail	184,657

Software — 0.1%
525,000	A	Oracle Corp., Senior Unsecured Notes, 3.750% due 7/08/14	552,506

Tobacco — 0.1%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	234,602
400,000	BBB	9.700% due 11/10/18(b)	495,702
175,000	A	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	190,621
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	93,305

		Total Tobacco	1,014,230

Wireless Telecommunication Services — 0.4%
2,415,000	A	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	3,090,118
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	52,361
630,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/01/11	657,563
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	11,237

		Total Wireless Telecommunication Services	3,811,279

		TOTAL CORPORATE BONDS & NOTES (Cost — $220,208,171)	224,544,445

MUNICIPAL BONDS — 1.4%
California — 0.3%
		State of California, GO:
400,000	A	5.000% due 06/01/2037(b)	351,796
900,000	A	5.000% due 11/01/2037(b)	791,028
100,000	A	5.000% due 12/01/2037(b)	87,887
1,150,000	A	7.550% due 04/01/2039	1,181,567

		Total California	2,412,278

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating‡	Security	Value

Colorado — 0.0%
$435,000		AA-	State of Colorado, Certificate of Participation, Series B, 6.250% due 9/15/29	$451,038

Illinois — 0.8%
			Chicago Transit Authority:
3,500,000		AA+	Series A, 6.899% due 12/1/40(b)	3,849,510
2,700,000		AA+	Series B, 6.899% due 12/1/40(b)	2,969,622
			Chicago, IL:
510,000		AAA	GO, Series A, FSA-Insured, 4.750% due 1/01/36(b)	500,259
250,000		AAA	Metropolitan Water Reclamation District-Greater Chicago, 5.720%, due 12/1/38	268180

			Total Illinois	7,587,571

New York — 0.0%
190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 8.810% due 12/15/13(a)(b)	185,866
250,000		AA-	Port Authority of New York & New Jersey, Consolidated Bonds, 6.040% due 12/1/29	263,440

			Total New York	449,306

Ohio — 0.1%
1,000,000		BBB	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	805,100

Texas — 0.1%
140,000		AAA	Dallas, TX Area Rapid Transit Revenue Bond, 5.999% due 12/1/44	153,359
350,000		AA+	State of Texas, GO, 5.517% due 4/1/39	364,154

			Total Texas	517,513

Virginia — 0.1%
1,080,751		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,075,207

			TOTAL MUNICIPAL BONDS (Cost — $12,817,235)	13,298,013

SOVEREIGN BONDS — 1.0%
Brazil — 0.2%
2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,613,364

Canada — 0.2%
1,675,000		AA-	Province of Ontario Canada, Bonds, 4.100% due 6/16/14	1,792,881

France — 0.0%
100,000	EUR	AAA	Government of France, Bonds, 3.750% due 10/25/19	153,517

Hong Kong — 0.1%
1,000,000		AA+	Hong Kong Government International Bond, Notes, 5.125% due 8/01/14(b)(d)	1,112,177

Mexico — 0.1%
			Mexico Government International Bond:
			Senior Unsecured Notes:
70,000		BBB+	5.625% due 1/15/17	75,110
45,000		BBB+	7.500% due 4/08/33	54,225
488,000		BBB+	6.750% due 9/27/34	544,120
275,000		BBB+	Unsubordinated Notes, 6.375% due 1/16/13	305,250

			Total Mexico	978,705

Qatar — 0.2%
			Qatar Government International Bond, Senior Notes
930,000		AA-	4.000% due 1/20/15(d)	935,812
255,000		AA-	6.550% due 4/09/19(d)	281,138

			Total Qatar	1,216,950

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Russia — 0.1%
$968,200	BBB	Russian Federation, Senior Unsecured Notes, 7.500% due 3/31/30	$1,101,424

South Korea — 0.1%
1,050,000	A	Export-Import Bank of Korea, Notes, 0.504% due 10/04/11(a)(b)(d)	1,052,234

		TOTAL SOVEREIGN BONDS (Cost — $8,295,234)	9,021,252

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.2%
U.S. GOVERNMENT OBLIGATIONS — 14.1%
		U.S. Treasury Bonds:
2,000,000		7.875% due 2/15/21(b)	2,819,376
1,700,000		7.625% due 11/15/22(b)	2,394,875
1,080,000		7.125% due 2/15/23	1,465,763
1,500,000		7.500% due 11/15/24(b)	2,130,470
375,000		6.625% due 2/15/27	499,805
800,000		5.500% due 8/15/28(b)	953,750
2,300,000		4.500% due 2/15/36(b)	2,420,032
2,600,000		4.375% due 2/15/38(b)	2,674,753
11,118,000		3.500% due 2/15/39	9,802,952
2,480,000		4.250% due 5/15/39(b)	2,499,763
7,920,000		4.500% due 8/15/39(b)	8,323,429
2,880,000		4.375% due 11/15/39	2,968,652
		U.S. Treasury Notes:
841,000		1.000% due 7/31/11(b)(l)	848,228
9,225,000		2.625% due 6/30/14(b)	9,555,808
500,000		2.375% due 8/31/14(b)	510,977
26,660,000		2.375% due 9/30/14(b)	27,218,340
5,355,000		2.375% due 10/31/14	5,457,511
1,370,000		2.625% due 4/30/16	1,380,704
1,280,000		3.250% due 5/31/16	1,336,801
1,130,000		3.000% due 9/30/16	1,156,485
8,270,000		3.125% due 10/31/16(b)	8,514,875
1,710,000		2.750% due 11/30/16	1,716,948
2,260,000		3.125% due 5/15/19(b)	2,249,318
6,195,000		3.625% due 8/15/19(b)	6,411,831
7,080,000		3.375% due 11/15/19(b)	7,186,221
		U.S. Treasury Bonds, Inflation Indexed:
114,574		2.375% due 1/15/25	125,933
65,288		2.000% due 1/15/26	68,465
2,837,965		2.375% due 1/15/27	3,125,530
6,628,687		1.750% due 1/15/28	6,664,422
2,213,002		2.500% due 1/15/29(b)	2,483,057
		U.S. Treasury Strip Principal, Zero coupon bond to yield:
2,030,000		4.510% due 5/15/25(m)	1,052,902
9,945,000		4.323% due 11/15/27(m)	4,601,164

		TOTAL U.S. GOVERNMENT OBLIGATIONS	130,619,140

U.S. GOVERNMENT AGENCIES — 2.1%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	435,629
		Federal Home Loan Bank (FHLB):
535,000		5.625% due 6/13/16	550,082
3,517,000		5.125% due 11/17/17	3,977,185
470,000		5.625% due 11/23/35	484,043
1,350,000		Federal Home Loan Banks (FHLB), 0.510% due 10/28/10	1,350,000

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.2% — (continued)
U.S. GOVERNMENT AGENCIES — 2.1%(continued)
	Federal National Mortgage Association (FNMA):
$670,000	5.250% due 8/1/12	$722,075
2,075,000	5.125% due 1/2/14	2,244,611
2,250,000	2.750% due 3/13/14	2,327,429
2,550,000	2.500% due 5/15/14	2,605,725
1,795,000	3.500% due 8/25/14	1,828,086
1,195,000	3.000% due 9/16/14	1,241,857
1,170,000	5.550% due 2/16/17	1,182,293
570,000	0.000% due 10/9/19	328,647

	TOTAL U.S. GOVERNMENT AGENCIES	19,277,662

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $145,659,965)	149,896,802

Shares
PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
120	GMAC Inc., 7.000%(d)	72,611

Diversified Financial Services — 0.0%
100	Home Ownership Funding CP II, 1.000%(d)(g)(j)	9,608

	TOTAL FINANCIALS	82,219

	TOTAL PREFERRED STOCKS (Cost — $112,275)	82,219

CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
3,000	Motors Liquidation Co., 6.250%	14,797
20,000	Motors Liquidation Co., 5.250% (b)	99,050

	Total Automobiles	113,847

	TOTAL CONSUMER DISCRETIONARY	113,847

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35	McLeodUSA Inc., 2.500% (g)(j)	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $136,625)	113,847

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $865,656,885)	869,011,918

Face
Amount†	Security	Value

SHORT-TERM INVESTMENTS (n) — 12.3%
COMMERCIAL PAPER — 1.0%
4,575,000	BNP Paribas Finance Inc., 0.140% due 12/23/09 (m)	4,574,609
4,380,000	Rabobank USA Financial Corp., 0.233% due 12/3/09 (m)	4,379,944

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†		Security	Value

COMMERCIAL PAPER — 1.0% — (continued)
		TOTAL COMMERCIAL PAPER (Cost — $8,954,553)	$8,954,553

MONEY MARKET FUNDS — 0.1%
182,259		CGCM Money Market Investments (Cost — $182,259)(o)	182,259
464,972		The AIM STIT — Liquid Asset Portfolio (Cost — $464,972)(o)	464,972
		TOTAL MONEY MARKET FUNDS (Cost — $647,231)	647,231

REPURCHASE AGREEMENTS — 5.7%
4,100,000		Banc of America repurchase agreement dated 11/30/09, 0.120% due 12/1/09, Proceeds at maturity — $4,100,014; (Fully collateralized by U.S. Treasury Bond 3.750% due 11/15/18; Market Value — $4,192,996)(m)	4,100,000
3,100,000		Deutsche Bank Securities Inc. repurchase agreement dated 11/30/09, 0.160% due 12/1/09, Proceeds at maturity — $3,100,014; (Fully collateralized by FHLB 1.100% due 3/30/10; Market Value — $3,161,843)(m)	3,100,000
26,500,000		Goldman Sachs & Co. repurchase agreement dated 11/30/09, 0.170% due 12/1/09, Proceeds at maturity — $26,500,125; (Fully collateralized by FMNA 4.500% due 7/1/24; Market Value — $27,301,307)(m)	26,500,000
18,900,000		JPMorgan Chase & Co. repurchase agreement dated 11/30/09, 0.120% due 12/1/09, Proceeds at maturity — $18,900,063; (Fully collateralized by FHLMC 0.053% due 12/30/09; Market Value — $19,279,192)(m)	18,900,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $52,600,000)	52,600,000

TIME DEPOSITS — 3.6%
		BBH — Grand Cayman:
512,126	JPY	0.010% due 12/1/09	5,946
28,000	CAD	0.056% due 12/1/09	26,490
453,155	GBP	0.088% due 12/1/09	743,514
13,293	AUD	2.799% due 12/1/09	12,152
		Branch Bank & Trust — Grand Cayman:
12,723,667		0.030% due 12/1/09	12,723,667
		JPMorgan Chase & Co. — London:
321,681	EUR	0.100% due 12/1/09	482,313
		Wells Fargo — Grand Cayman:
19,715,900		0.030% due 12/1/09	19,715,899

		TOTAL TIME DEPOSITS (Cost — $33,709,981)	33,709,981

U.S. GOVERNMENT AGENCIES — 1.0%
9,340,000		Federal National Mortgage Association (FNMA), Discount Note, 0.130% due 12/17/09(m)	9,339,460

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $9,339,460)	9,339,460

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 0.9%
$8,710,000	U.S. Treasury Bills, 0.107% due 12/17/09 — 2/18/2010(m)	$8,709,275
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,709,275)	8,709,275

	TOTAL SHORT-TERM INVESTMENTS (Cost — $113,960,500)	113,960,500

	TOTAL INVESTMENTS — 106.0% (Cost — $979,617,385 #)	982,972,418

	Liabilities in Excess of Other Assets — (6.0%)	(55,756,342)

	TOTAL NET ASSETS — 100.0%	$927,216,076

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

(g)	Illiquid Security.

(h)	Security is currently in default.

(i)	All or a portion of this security is on loan (See Note 1).

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(k)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	Rate shown represents yield-to-maturity.

(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 12.2%.

(o)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro Dollar

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance

GBP	— British Pound

GNMA	— Government National Mortgage Association

GO	— General Obligation

JPY	— Japanese Yen

MASTR	— Mortgage Assset Securitization Transactions Inc

STRIPS	— Separate Trading of Registered Interest and Principals
See pages 119 to 121 for definition of ratings.

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Type^

Mortgage-Backed Securities	32.4%
Corporate Bonds & Notes	22.8
U.S. Government & Agency Obligations	15.3
Collateralized Mortgage Obligations	14.5
Municipal Bonds	1.4
Asset-Backed Securities	1.1
Sovereign Bonds	0.9
Convertible Preferred Stock	0.0	**
Preferred Stock	0.0	**
Short-Term Investments	11.6

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
44	Eurodollar Futures, Put	3/15/10	$99.13	$2,750
27	Eurodollar Futures, Call	3/15/10	99.50	12,150
11,000,000	OTC Federal National Mortgage Association (FNMA), Call	3/11/10	104.31	45,653
13,000,000	Swaption, 3-Month USD-LIBOR, Put	12/29/09	4.25	879
14,300,000	Swaption, 3-Month USD-LIBOR, Put	4/19/10	4.25	110,345
9,400,000	Swaption, 3-Month USD-LIBOR, Call	4/19/10	3.25	153,339

	Total United States			325,116

	TOTAL OPTIONS WRITTEN (Premiums received — $423,327)			$325,116

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

$3,000,000	Federal Home Loan Mortgage Corp. (FHLMC)5.500% due 12/01/39 (a)	$3,193,596
	Federal National Mortgage Association (FNMA)
2,000,000	4.000% due 12/01/39 (a)	2,009,062
15,000,000	5.500% due 12/01/39 (a)	15,953,910
5,000,000	5.500% due 01/01/40 (a)	5,302,345
13,000,000	6.000% due 01/01/40 (a)	13,903,916
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $39,833,164)	$40,362,829

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.8%
Aerospace & Defense — 2.8%
$2,275,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15(a)	$1,888,250
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
1,080,800	CCC-	8.875% due 4/01/15(b)	729,540
20,000	CCC-	9.750% due 4/01/17	13,400
		L-3 Communications Corp., Company Guaranteed Notes:
355,000	BB+	5.875% due 1/15/15	349,675
445,000	BB+	6.375% due 10/15/15	439,994
360,000	BB	Spirit Aerosystems Inc., Company Guaranteed Notes, 7.500% due 10/01/17(a)	354,600
305,000	B-	TransDigm Inc., Company Guaranteed Notes, 7.750% due 7/15/14(a)	311,100
745,000	CCC+	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	739,412

		Total Aerospace & Defense	4,825,971

Airlines — 0.9%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	315,000
		Delta Air Lines Inc.:
		Pass Thru Certificates:
125,000	BBB-	7.570% due 11/18/10	125,625
700,000	BB-	7.711% due 9/18/11	679,000
155,888	B	8.954% due 8/10/14	134,064
		Senior Secured Notes:
120,000	BB-	9.500% due 9/15/14(a)	122,400
130,000	CCC+	12.250% due 3/15/15(a)	120,900
18,122	BBB-	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	18,122

		Total Airlines	1,515,111

Auto Components — 1.4%
		Affinia Group Inc.:
340,000	CCC+	Company Guaranteed Notes, 9.000% due 11/30/14	328,100
100,000	B+	Senior Secured Notes, 10.750% due 8/15/16(a)	109,000
710,200	CCC+	Allison Transmission Inc., Company Guaranteed Notes, 11.250% due 11/01/15(a)(b)	731,506
630,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	630,000
80,000	CCC	Keystone Automotive Operations Inc., Company Guaranteed Notes, 9.750% due 11/01/13	24,400
330,000	B-	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	324,225
160,000	B-	TRW Automotive Inc., Senior Notes, 8.875% due 12/01/17(a)	160,400
		Visteon Corp., Senior Unsecured Notes:
96,000	NR	8.250% due 8/01/10(c)	31,200
194,000	NR	12.250% due 12/31/16(a)(c)(d)	110,580

		Total Auto Components	2,449,411

Automobiles — 0.2%
		Motors Liquidation Co., Senior Unsecured Notes:
605,000	NR	7.200% due 1/15/11(c)	131,588
730,000	NR	8.375% due 7/15/33(c)	164,250

		Total Automobiles	295,838

Beverages — 0.3%
605,000	B-	Central European Distribution Corp., Senior Unsecured Notes, 3.000% due 3/15/13	505,931

Building Products — 1.3%
495,000	CCC-	AMH Holdings Inc., Senior Discount Notes, step bond to yield, 11.250% due 3/01/14	466,538
245,000	CCC	Associated Materials Inc., Company Guaranteed Notes, 9.750% due 4/15/12	248,981
240,000	CCC	Associated Materials LLC/Associated Materials Finance Inc., Senior Secured Notes, 9.875% due 11/15/16(a)	252,000
100,000	B	Koppers Inc., Company Guaranteed Notes, 7.875% due 12/01/19(a)	100,500
730,000	D	Nortek Inc., Senior Secured Notes, 10.000% due 12/01/13(c)(e)	751,900
760,000	D	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/01/14(c)(e)	34,200
305,000	BBB-	Owens Corning, Company Guaranteed Notes, 7.000% due 12/01/36	281,039

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Building Products — 1.3% — (continued)
$35,000	BB	USG Corp., Company Guaranteed Notes, 9.750% due 8/01/14(a)	$36,837

		Total Building Products	2,171,995

Capital Markets — 0.0%
210,000	NR	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 5.250% due 2/06/12(c)	42,000

Chemicals — 0.6%
15,000	NR	Arco Chemical Co., Senior Secured Notes, 10.250% due 11/01/10(c)(e)	12,450
190,000	BB-	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/01/17(a)	204,725
295,000	CCC+	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	280,987
175,000	B	Solutia Inc., Senior Notes, 8.750% due 11/01/17	183,313
250,000	B-	Sterling Chemicals Inc., Senior Secured Notes, 10.250% due 4/01/15	237,500
135,000	BB	Terra Capital Inc., Senior Notes, 7.750% due 11/01/19(a)	143,775
27,000	BB	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	25,718

		Total Chemicals	1,088,468

Commercial Banks — 3.0%
110,000	B	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/08/35	78,028
		Bank of America Corp., Junior Subordinated Notes:
90,000	BB	8.000% due 12/29/49(f)	78,501
50,000	BB	8.125% due 12/29/49(f)	43,612
		GMAC LLC:
		Company Guaranteed Notes:
1,115,000	CCC	6.625% due 5/15/12(a)	1,066,219
165,000	CCC	6.750% due 12/01/14(a)	149,325
723,000	CCC	8.000% due 11/01/31(a)	627,202
51,000	CC	Subordinated Notes, 8.000% due 12/31/18(a)	42,840
		Synovus Financial Corp., Subordinated Notes:
845,000	B+	4.875% due 2/15/13	539,253
1,635,000	B+	5.125% due 6/15/17	890,534
185,000	A-	Wells Fargo Capital XIII, Company Guaranteed Notes, 7.700% due 12/29/49(f)	169,275
95,000	A-	Wells Fargo Capital XV, Company Guaranteed Notes, 9.750% due 12/29/49(f)	101,175
		Zions Bancorporation:
420,000	BBB-	Senior Unsecured Notes, 7.750% due 9/23/14	374,160
		Subordinated Notes:
465,000	BB+	6.000% due 9/15/15	323,956
1,040,000	BB+	5.500% due 11/16/15	723,643

		Total Commercial Banks	5,207,723

Commercial Services & Supplies — 3.9%
2,320,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14(a)	1,763,200
300,000	B	ARAMARK Corp., Company Guaranteed Notes, 8.500% due 2/01/15	302,250
475,000	B+	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	485,687
450,000	B-	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	414,563
295,000	BB	Coinstar Inc., Senior Unsecured Notes, 4.000% due 9/01/14	286,888
307,000	B+	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	311,605
135,000	BB-	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17(a)	137,700
350,000	B-	Interface Inc., Company Guaranteed Notes, 9.500% due 2/01/14	348,687
355,000	B+	Mobile Mini Inc., Company Guaranteed Notes, 9.750% due 8/01/14	369,200
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14(a)	368,150
		RSC Equipment Rental Inc.:
785,000	B-	Company Guaranteed Notes, 9.500% due 12/01/14	772,244
115,000	BB-	Senior Secured Notes, 10.000% due 7/15/17(a)	125,062
190,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.625% due 10/01/18	189,050
265,000	B-	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Company Guaranteed Notes, 10.250% due 12/01/17(a)	265,000
290,000	B-	Team Health Inc., Company Guaranteed Notes, 11.250% due 12/01/13	305,950

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Commercial Services & Supplies — 3.9% — (continued)
		US Investigations Services Inc., Company Guaranteed Notes:
$20,000	CCC+	10.500% due 11/01/15(a)	$17,300
355,000	CCC+	11.750% due 5/01/16(a)	296,425

		Total Commercial Services & Supplies	6,758,961

Computers & Peripherals — 0.3%
570,000	B+	Seagate Technology HDD Holdings, Company Guaranteed Notes, 6.800% due 10/01/16	551,475

Consumer Finance — 1.5%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
42,500	B-	3.034% due 1/13/12(f)	38,579
105,000	B-	7.500% due 8/01/12	104,117
2,045,000	B-	12.000% due 5/15/15	2,359,268

		Total Consumer Finance	2,501,964

Containers & Packaging — 0.4%
		Graham Packaging Co., Inc., Company Guaranteed Notes:
15,000	CCC+	8.500% due 10/15/12	15,338
235,000	CCC+	9.875% due 10/15/14	239,700
95,000	BB+	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	102,600
330,000	B+	Solo Cup Co., Senior Secured Notes, 10.500% due 11/01/13(a)	348,975

		Total Containers & Packaging	706,613

Diversified Financial Services — 6.0%
880,000	CCC	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/01/12(a)	866,800
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/01/13(a)	423,800
		CIT Group Inc., Senior Unsecured Notes:
80,000	D	4.125% due 11/03/09(c)	57,200
205,000	D	0.420% due 3/12/10(c)	144,781
180,000	B	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	168,229
		E*Trade Financial Corp., Senior Unsecured Notes:
370,000	CCC	7.875% due 12/01/15	338,550
807,500	CCC	12.500% due 11/30/17(b)	912,475
110,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)	112,335
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	560,738
		International Lease Finance Corp., Senior Unsecured Notes:
35,000	BBB+	5.750% due 6/15/11	32,536
1,795,000	BBB+	6.375% due 3/25/13	1,445,966
665,000	BBB+	5.875% due 5/01/13	527,239
270,000	BBB+	6.625% due 11/15/13	218,110
295,000	BBB+	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/29/49(f)	289,381
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	295,075
		Nuveen Investments Inc.:
2,945,000	CCC	Senior Notes, 10.500% due 11/15/15(a)	2,606,325
630,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	434,700
55,000	CCC-	Ocwen Capital Trust 1, Company Guaranteed Notes, 10.875% due 8/01/27	47,987
270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	274,725
435,000	CCC+	Universal City Development Partners Ltd., Senior Subordinated Notes, 10.875% due 11/15/16(a)	438,263
130,000	CCC+	Vanguard Health Holdings Co. I LLC, Company Guaranteed Notes, step bond to yield, 11.250% due 10/01/15	137,150

		Total Diversified Financial Services	10,332,365

Diversified Telecommunication Services — 9.0%
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	518,925
1,425,000	B-	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 1/15/14	1,423,219
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	26,688
595,000	B-	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15(a)	636,650
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	474,406

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 9.0% — (continued)
$140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15(c)(e)	$14
710,000	BB-	Intelsat Corp., Senior Unsecured Notes, 9.250% due 8/15/14	718,875
190,000	CCC+	Intelsat Intermediate Holding Co., Ltd., Company Guaranteed Notes, step bond to yield, 9.500% due 2/01/15	191,900
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
595,000	B+	9.500% due 6/15/16	625,494
165,000	CCC+	11.250% due 6/15/16	176,962
165,000	CCC+	11.500% due 6/15/16	175,313
		Level 3 Financing Inc., Company Guaranteed Notes:
385,000	CCC	12.250% due 3/15/13	403,769
980,000	CCC	9.250% due 11/01/14	864,850
650,000	BB-	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16(a)	692,250
345,000	BB-	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16(a)	363,975
1,575,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	1,013,906
1,080,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	1,074,600
180,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.625% due 6/15/15	184,050
20,000	BB-	SBA Telecommunications Inc., Company Guaranteed Notes, 8.250% due 8/15/19(a)	20,900
		Sprint Capital Corp., Company Guaranteed Notes:
450,000	BB	7.625% due 1/30/11	456,750
685,000	BB	8.375% due 3/15/12	703,837
1,275,000	BB	8.750% due 3/15/32	1,098,094
1,320,000	BB	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	1,145,100
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	454,537
775,000	B-	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	800,187
340,000	B	Virgin Media Fianance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	353,600
460,000	BB-	Wind Acquisition Finance SA, Senior Secured Notes, 12.000% due 12/01/15(a)	494,500
365,000	BB-	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	369,563

		Total Diversified Telecommunication Services	15,462,914

Electric Utilities — 3.6%
245,000	BB-	Calpine Construction Finance Co. LP & CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/01/16(a)	247,450
455,000	B+	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17(a)	427,700
		Edison Mission Energy, Senior Unsecured Notes:
260,000	B	7.750% due 6/15/16	213,200
340,000	B	7.200% due 5/15/19	248,200
390,000	B	7.625% due 5/15/27	259,350
107,421	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	96,910
		Energy Future Holdings Corp., Company Guaranteed Notes:
1,455,000	B-	10.875% due 11/01/17	1,029,413
2,203,316	B-	11.250% due 11/01/17(b)	1,366,056
67,245	BB-	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(e)	62,270
265,000	B-	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/01/31	226,575
58,144	BB	Mirant Mid Atlantic Pass Through Trust B, Pass Thru Certificates, 9.125% due 6/30/17	60,179
706,367	BB	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	726,675
140,000	B-	Mirant North America LLC, Company Guaranteed Notes, 7.375% due 12/31/13	138,600
100,000	B+	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/01/16(a)	104,750
		Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes:
845,000	CCC	10.250% due 11/01/15	604,175
528,124	CCC	10.500% due 11/01/16(b)(d)	330,078

		Total Electric Utilities	6,141,581

Electronic Equipment & Instruments — 0.5%
355,000	B+	Belden Inc., Company Guaranteed Notes, 7.000% due 3/15/17	345,238

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Electronic Equipment & Instruments — 0.5% — (continued)
$525,000	B+	Viasystems Inc., Senior Secured Notes, 12.000% due 1/15/15(a)	$532,875

		Total Electronic Equipment & Instruments	878,113

Energy Equipment & Services — 1.4%
220,000	CCC	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18	179,300
830,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	682,675
695,000	B	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	642,875
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66(f)	224,242
120,000	BB	7.034% due 1/15/68(f)	110,415
170,000	B-	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Senior Unsecured Notes, 8.750% due 6/15/12	171,275
415,000	CCC+	Forbes Energy Services Ltd., Senior Secured Notes, 11.000% due 2/15/15	365,200

		Total Energy Equipment & Services	2,375,982

Firearms & Ammunition — 0.0%
30,000	B	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/01/15(a)	32,212

Food Products — 0.9%
175,000	BB-	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19(a)	177,625
130,000	B+	Dole Food Co., Inc., Senior Secured Notes, 8.000% due 10/01/16(a)	131,950
		Smithfield Foods Inc.:
160,000	B+	Senior Secured Notes, 10.000% due 7/15/14(a)	168,400
1,220,000	B-	Senior Unsecured Notes, 7.750% due 7/01/17	1,058,350

		Total Food Products	1,536,325

Gas Utilities — 0.2%
380,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	376,200

Health Care Equipment & Supplies — 0.6%
		Biomet Inc., Company Guaranteed Notes:
160,000	B-	10.000% due 10/15/17	170,000
355,000	B-	10.375% due 10/15/17(b)	382,512
425,000	BB-	Hologic Inc., Senior Unsecured Notes, step bond to yield, 2.000% due 12/15/37	346,375
		Universal Hospital Services Inc., Senior Secured Notes:
40,000	B+	3.859% due 6/01/15(f)	33,800
35,000	B+	8.500% due 6/01/15(b)	34,650

		Total Health Care Equipment & Supplies	967,337

Health Care Providers & Services — 4.1%
430,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	439,675
705,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	560,475
245,000	B	DaVita Inc., Company Guaranteed Notes, 7.250% due 3/15/15	245,000
		HCA Inc.:
60,000	BB-	Notes, 9.875% due 2/15/17(a)	65,100
1,125,506	BB-	Secured Notes, 9.625% due 11/15/16(b)	1,202,885
20,000	BB	Senior Secured Notes, 7.875% due 2/15/20(a)	20,550
		Senior Unsecured Notes:
120,000	B-	9.000% due 12/15/14	118,500
60,000	B-	7.690% due 6/15/25	53,288
245,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.750% due 6/15/14	250,513
340,000	B	Res-Care Inc., Company Guaranteed Notes, 7.750% due 10/15/13	340,000
1,010,000	CCC	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	972,125
		Tenet Healthcare Corp.:
		Senior Secured Notes:
280,000	BB-	9.000% due 5/01/15(a)	297,500
390,000	BB-	10.000% due 5/01/18(a)	435,825
232,000	BB-	8.875% due 7/01/19(a)	248,240
460,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	354,200

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services — 4.1% — (continued)
$385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	$394,625
700,240	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 6.428% due 3/15/12(b)	633,717
370,000	CCC+	Vanguard Health Holdings Co. II LLC, Company Guaranteed Notes, 9.000% due 10/01/14	382,950

		Total Health Care Providers & Services	7,015,168

Hotels, Restaurants & Leisure — 6.8%
160,000	BB-	Ameristar Casinos Inc., Senior Unsecured Notes, 9.250% due 6/01/14(a)	164,000
		Boyd Gaming Corp., Senior Subordinated Notes:
825,000	B+	6.750% due 4/15/14(d)	726,000
30,000	B+	7.125% due 2/01/16(d)	24,600
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14(e)(g)	0
80,000	B-	Denny’s Holdings Inc., Company Guaranteed Notes, 10.000% due 10/01/12	82,000
370,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	303,400
		El Pollo Loco Inc.:
555,000	CCC	Company Guaranteed Notes, 11.750% due 11/15/13	502,275
105,000	B	Senior Secured Notes, 11.750% due 12/01/12(a)	108,937
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(c)	975
		Gaylord Entertainment Co., Company Guaranteed Notes:
400,000	NR	3.750% due 10/01/14(a)	379,000
195,000	B-	6.750% due 11/15/14	177,450
		Harrah’s Operating Co., Inc.:
360,000	CCC-	Company Guaranteed Notes, 10.750% due 2/01/16	279,000
85,000	B	Senior Secured Notes, 11.250% due 6/01/17(a)	87,337
410,000	B-	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/01/17(a)	420,250
65,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.375% due 3/15/15	61,587
265,000	CCC	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/01/12(a)	162,644
710,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(c)(e)	287,550
590,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14	516,250
790,000	B-	Las Vegas Sands Corp., Senior Secured Notes, 6.375% due 2/15/15	703,100
525,000	B	Lions Gate Entertainment Inc., Senior Secured Notes, 10.250% due 11/01/16(a)	513,188
		MGM Mirage:
		Company Guaranteed Notes:
15,000	CCC+	8.500% due 9/15/10	14,963
875,000	CCC-	8.375% due 2/01/11(d)	833,437
		Senior Secured Notes:
370,000	B	13.000% due 11/15/13	421,338
25,000	B	10.375% due 5/15/14(a)	26,812
300,000	B	11.125% due 11/15/17(a)	330,000
270,000	B-	Mohegan Tribal Gaming Authority, Senior Secured Notes, 11.500% due 11/01/17(a)	265,950
455,000	B+	NCL Corp. Ltd., 1st Mortgage Notes, 11.750% due 11/15/16(a)	451,019
		Pinnacle Entertainment Inc.:
1,015,000	B	Company Guaranteed Notes, 7.500% due 6/15/15	908,425
230,000	BB	Senior Notes, 8.625% due 8/01/17(a)	230,000
230,000	CCC-	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15	182,850
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	CCC	4.680% due 2/01/14(a)(f)	61,800
40,000	CCC	9.125% due 2/01/15(a)	21,000
		Station Casinos Inc.:
15,000	D	Senior Subordinated Notes, 6.625% due 3/15/18(c)(e)	225
		Senior Unsecured Notes:
235,000	D	6.000% due 4/01/12(c)(e)	50,525
325,000	D	7.750% due 8/15/16(c)(e)	69,875

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 6.8% — (continued)
		Travelport LLC, Company Guaranteed Notes:
$1,155,000	CCC-	9.875% due 9/01/14	$1,160,775
350,000	CC	11.875% due 9/01/16(d)	351,750
220,000	B+	Turning Stone Resort Casino Enterprise, Senior Unsecured Notes, 9.125% due 12/15/10(a)	219,450
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mortgage Notes:
495,000	BB+	6.625% due 12/01/14(d)	476,438
70,000	BB+	7.875% due 11/01/17(a)	70,000

		Total Hotels, Restaurants & Leisure	11,646,175

Household Durables — 1.5%
230,000	B	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	224,250
1,130,000	B	Libbey Glass Inc., Senior Secured Notes, 7.484% due 6/01/11(f)	1,094,688
350,000	B	Norcraft Cos. LP/Norcraft Finance Corp., Company Guaranteed Notes, 9.000% due 11/01/11(e)	351,750
425,000	CCC	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 9.750% due 9/01/12(e)	405,875
490,000	CCC+	Sealy Mattress Co., Company Guaranteed Notes, 8.250% due 6/15/14	485,100

		Total Household Durables	2,561,663

Household Products — 0.3%
215,000	BB-	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15(a)	233,006
290,000	B+	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16	281,400

		Total Household Products	514,406

Independent Power Producers & Energy Traders — 1.3%
		AES Corp.:
277,000	BB+	Senior Secured Notes, 8.750% due 5/15/13(a)	283,233
		Senior Unsecured Notes:
290,000	BB-	7.750% due 10/15/15	292,175
290,000	BB-	8.000% due 10/15/17	290,725
10,000	BB-	8.000% due 6/01/20	9,950
1,140,000	BB-	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/01/16	1,137,150
195,000	BB	Orion Power Holdings Inc., Senior Unsecured Notes, 12.000% due 5/01/10	201,337

		Total Independent Power Producers & Energy Traders	2,214,570

Insurance — 2.5%
		American International Group Inc., Senior Unsecured Notes:
70,000	A-	5.600% due 10/18/16	53,908
1,005,000	A-	5.450% due 5/18/17	765,695
80,000	A-	5.850% due 1/16/18	60,827
260,000	A-	8.250% due 8/15/18	224,923
		HUB International Holdings Inc.:
1,800,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	1,647,000
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	735,300
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	86,400
1,000,000	CCC	MGIC Investment Corp., Senior Unsecured Notes, 5.375% due 11/01/15	695,000

		Total Insurance	4,269,053

Internet & Catalog Retail — 0.5%
400,000	BB-	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16	443,000
375,000	BB-	NetFlix Inc., Senior Unsecured Notes, 8.500% due 11/15/17(a)	386,250

		Total Internet & Catalog Retail	829,250

Internet Software & Services — 0.7%
		Terremark Worldwide Inc.:
725,000	B-	Senior Secured Notes, 12.000% due 6/15/17(a)	794,781
405,000	NR	Senior Unsecured Notes, 6.625% due 6/15/13	369,345

		Total Internet Software & Services	1,164,126

IT Services — 0.1%
186,375	CCC+	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15(b)	176,124

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Leisure Equipment & Products — 0.4%
$55,000	CCC+	Easton-Bell Sports Inc., Senior Secured Notes, 9.750% due 12/01/16(a)	$56,306
630,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 9.505% due 8/15/14	519,750
200,000	NR	Wallace Theater Holdings Inc., UNITS, 12.500% due 6/15/13(a)(f)	203,000

		Total Leisure Equipment & Products	779,056

Machinery — 0.3%
565,000	CCC	Penhall International Corp., Senior Secured Notes, 12.000% due 8/01/14(a)(e)	313,575
270,000	CCC	Thermadyne Holdings Corp., Company Guaranteed Notes, 9.500% due 2/01/14	236,250

		Total Machinery	549,825

Media — 4.0%
		Affinion Group Inc., Company Guaranteed Notes:
555,000	B-	10.125% due 10/15/13	568,875
520,000	B-	11.500% due 10/15/15	543,400
325	D	CanWest MediaWorks Inc., Company Guaranteed Notes, 8.000% due 9/15/12(e)	269
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/01/17(a)	148,750
1,132,000	D	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/01/15(c)	238,485
118,000	NR	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 10.250% due 10/01/13(c)(d)	145,730
350,000	CCC+	Cengage Learning Acquistions Inc., Senior Notes, 10.500% due 1/15/15(a)	324,625
		Charter Communications Holdings Capital Corp./Charter Communications Holdings Capital, Senior Unsecured Notes:
180,000	D	11.750% due 5/15/11(c)	1,800
70,000	D	step bond to yield, 12.125% due 1/15/12	700
1,105,000	BB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14(a)	1,236,219
16,000	NR	Susquehanna Corp., Senior Subordinated Notes, 9.875% due 9/15/14(e)(g)	5,643
170,000	BB	CSC Holdings Inc., Senior Unsecured Notes, 8.500% due 6/15/15(a)	179,562
		DISH DBS Corp., Company Guaranteed Notes:
170,000	BB-	6.625% due 10/01/14	167,025
720,000	BB-	7.875% due 9/01/19	729,000
455,000	D	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16(c)	29,575
		RH Donnelley Corp.:
60,000	D	Senior Discount Notes, 6.875% due 1/15/13(c)	5,700
100,000	D	Senior Unsecured Notes, 8.875% due 1/15/16(c)	9,500
445,000	B-	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/01/17(a)	453,344
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	54,000
285,000	B-	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/01/14(a)	309,937
		XM Satellite Radio Inc.:
480,000	CCC	Company Guaranteed Notes, 13.000% due 8/01/13(a)	500,400
475,000	B+	Senior Secured Notes, 11.250% due 6/15/13(a)	503,500
1,015,000	CCC	Senior Subordinated Notes, 7.000% due 12/01/14(a)	779,012

		Total Media	6,935,051

Metals & Mining — 1.5%
		Century Aluminum Co., Company Guaranteed Notes:
460,000	B	7.500% due 8/15/14	425,500
540,000	B	1.750% due 8/01/24	501,525
250,000	BB	Foundation PA Coal Co., Company Guaranteed Notes, 7.250% due 8/01/14	251,875
630,000	CCC-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/01/15	618,188
392,814	D	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 5.274% due 5/15/15(b)	286,754
335,000	CCC+	Ryerson Inc., Senior Secured Notes, 12.000% due 11/01/15	342,537
220,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.375% due 11/01/12	220,550

		Total Metals & Mining	2,646,929

Multiline Retail — 0.8%
34,000	B-	Dollar General Corp., Company Guaranteed Notes, 10.625% due 7/15/15	37,230
560,000	CCC	Michaels Stores Inc., Company Guaranteed Notes, 10.000% due 11/01/14(d)	574,000

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Multiline Retail — 0.8% — (continued)
		Neiman Marcus Group Inc.:
$633,435	B-	Company Guaranteed Notes, 9.000% due 10/15/15(b)(d)	$574,842
270,000	BB-	Senior Secured Notes, 7.125% due 6/01/28	230,850

		Total Multiline Retail	1,416,922

Oil, Gas & Consumable Fuels — 10.0%
185,000	BB-	Arch Coal Inc., Senior Notes, 8.750% due 8/01/16(a)	191,475
210,000	BB-	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/01/14	223,650
835,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	782,813
180,000	B+	Berry Petroleum Co., Senior Notes, 10.250% due 6/01/14	193,500
865,000	CCC+	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/01/14	843,375
1,035,000	NR	Carrizo Oil & Gas Inc., Senior Unsecured Notes, 4.375% due 6/01/28	879,750
		Chesapeake Energy Corp., Company Guaranteed Notes:
100,000	BB	6.875% due 1/15/16	96,500
40,000	BB	6.500% due 8/15/17	37,300
245,000	BB	6.250% due 1/15/18	221,725
1,185,000	BB	7.250% due 12/15/18	1,146,488
500,000	BB	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	497,500
365,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	359,525
75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/01/16(e)	75,375
		El Paso Corp., Senior Unsecured Notes:
500,000	BB-	8.050% due 10/15/30	472,500
350,000	BB-	7.800% due 8/01/31	327,614
55,000	B	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/01/16	58,300
315,000	B	EXCO Resources Inc., Company Guaranteed Notes, 7.250% due 1/15/11	315,000
210,000	BB-	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	215,775
605,000	NR	GMX Resources Inc., Senior Unsecured Notes, 5.000% due 2/01/13	529,260
630,000	NR	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.000% due 10/01/29	616,613
435,000	B+	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	442,612
160,000	B	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	162,400
65,000	B+	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 8.250% due 3/01/16	65,813
775,000	CCC	International Coal Group Inc., Company Guaranteed Notes, 10.250% due 7/15/14(d)	755,625
535,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	524,969
155,000	B-	Linn Energy LLC, Company Guaranteed Notes, 11.750% due 5/15/17(a)	173,212
		Mariner Energy Inc., Company Guaranteed Notes:
265,000	B+	7.500% due 4/15/13	261,025
780,000	B+	8.000% due 5/15/17	741,000
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	B+	6.875% due 11/01/14	259,875
1,015,000	B+	8.750% due 4/15/18	1,027,687
310,000	B+	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15(a)	305,350
50,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	50,750
		PetroHawk Energy Corp., Company Guaranteed Notes:
575,000	B	9.125% due 7/15/13	599,437
60,000	B	7.875% due 6/01/15	60,150
305,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	302,712
		Plains Exploration & Production Co.:
		Company Guaranteed Notes:
555,000	BB	7.750% due 6/15/15	552,225
385,000	BB	10.000% due 3/01/16	414,837
210,000	BB	Senior Unsecured Notes, 8.625% due 10/15/19	211,575
		Quicksilver Resources Inc.:
285,000	B	Company Guaranteed Notes, 8.250% due 8/01/15	285,000
455,000	B	Senior Notes, 11.750% due 1/01/16	507,894

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 10.0% — (continued)
		SandRidge Energy Inc., Company Guaranteed Notes:
$465,000	B-	8.625% due 4/01/15(b)	$448,144
80,000	B-	8.000% due 6/01/18(a)	75,800
470,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	35,250
140,000	B	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	139,300
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16	57,250
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/01/17	144,400
150,000	NR	VeraSun Energy Corp., Company Guaranteed Notes, 9.375% due 6/01/17(c)	22,500
80,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14(a)	75,600
440,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 7.000% due 2/01/14	442,200

		Total Oil, Gas & Consumable Fuels	17,228,630

Paper & Forest Products — 2.3%
1,215,000	CCC+	Appleton Papers Inc., Secured Notes, 11.250% due 12/15/15(a)	1,034,269
540,000	C	Catalyst Paper Corp., Company Guaranteed Notes, 7.375% due 3/01/14	326,700
185,000	BB-	Domtar Corp., Company Guaranteed Notes, 9.500% due 8/01/16	197,025
775,000	B-	Exopack Holding Inc., Company Guaranteed Notes, 11.250% due 2/01/14	796,312
330,000	BB+	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(a)	351,450
325,000	CC	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	270,563
		NewPage Corp., Senior Secured Notes:
50,000	CCC-	10.000% due 5/01/12	32,500
410,000	CCC+	11.375% due 12/31/14(a)	405,900
440,786	NR	Newpage Holding Corp., Senior Unsecured Notes, 7.564% due 11/01/13(b)	121,216
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
210,000	B+	11.500% due 7/01/14(a)	229,950
235,000	B-	9.125% due 8/01/14(d)	217,375

		Total Paper & Forest Products	3,983,260

Personal Products — 0.3%
445,000	B-	Revlon Consumer Products Corp., Company Guaranteed Notes, 9.750% due 11/15/15(a)	452,231

Pharmaceuticals — 0.3%
455,000	CCC+	DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/14	461,825
585,000	NR	Leiner Health Products Inc., Company Guaranteed Notes, 11.000% due 6/01/12(c)(e)	790

		Total Pharmaceuticals	462,615

Real Estate Investment Trusts — 0.6%
1,085,000	B-	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/01/14(a)	1,063,300

Real Estate Investment Trusts (REITs) — 0.8%
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(e)(g)	26,325
		Forest City Enterprises Inc., Senior Unsecured Notes:
90,000	B-	7.625% due 6/01/15	76,950
270,000	B-	6.500% due 2/01/17	195,750
		Realogy Corp., Company Guaranteed Notes:
1,120,000	C	10.500% due 4/15/14	907,200
19,770	C	11.000% due 4/15/14(b)	15,124
183,000	BBB-	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 9.000% due 5/01/12	192,836

		Total Real Estate Investment Trusts (REITs)	1,414,185

Road & Rail — 1.8%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/01/14	45,750
630,000	B+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	647,325
1,545,000	B+	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	1,784,475
603,000	BB-	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/01/17(a)	633,150

		Total Road & Rail	3,110,700

Semiconductors & Semiconductor Equipment — 0.8%
550,000	B-	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17(a)	521,813

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Semiconductors & Semiconductor Equipment — 0.8% — (continued)
		Freescale Semiconductor Inc., Company Guaranteed Notes:
$215,000	CCC	8.875% due 12/15/14(d)	$183,825
115,000	CCC	10.125% due 12/15/16	81,362
500,000	D	Spansion Inc., Senior Secured Notes, 4.386% due 6/01/13(a)(c)	522,500

		Total Semiconductors & Semiconductor Equipment	1,309,500

Software — 1.0%
1,225,000	B-	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15	1,096,375
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	551,363

		Total Software	1,647,738

Specialty Retail — 2.1%
		Blockbuster Inc.:
560,000	CCC+	Company Guaranteed Notes, 9.000% due 9/01/12(d)	282,800
760,000	B	Senior Secured Notes, 11.750% due 10/01/14(a)	714,400
575,000	CCC	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14	520,375
320,000	B-	Collective Brands Inc., Company Guaranteed Notes, 8.250% due 8/01/13	321,600
275,000	B-	Eye Care Centers of America, Company Guaranteed Notes, 10.750% due 2/15/15	283,937
330,000	B+	Ferrellgas Partners LP, Senior Notes, 9.125% due 10/01/17(a)	344,850
715,000	B	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/01/15(a)	729,300
25,000	BB	Ltd. Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	26,500
350,000	B+	Wendy’s/Arby’s Restaurants LLC, Company Guaranteed Notes, 10.000% due 7/15/16(a)	379,750

		Total Specialty Retail	3,603,512

Textiles, Apparel & Luxury Goods — 1.8%
500,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	547,500
600,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	591,000
2,480,000	CCC	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	1,909,600

		Total Textiles, Apparel & Luxury Goods	3,048,100

Tobacco — 0.1%
200,000	B+	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16(a)	211,000

Trading Companies & Distributors — 1.1%
285,000	B	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	280,725
220,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	214,500
		KAR Holdings Inc., Company Guaranteed Notes:
530,000	CCC	8.750% due 5/01/14	540,600
560,000	CCC	10.000% due 5/01/15	582,400
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	268,564

		Total Trading Companies & Distributors	1,886,789

Transportation Infrastructure — 1.4%
65,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	64,675
955,000	CCC+	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	759,225
780,000	B+	Kansas City Southern de Mexico S.A. de CV, Senior Unsecured Notes, 12.500% due 4/01/16	893,100
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	539,781
15,000	CCC-	Swift Transportation Co., Inc., Senior Secured Notes, 8.023% due 5/15/15(a)(f)	10,144
235,000	B-	Trailer Bridge Inc., Senior Secured Notes, 9.250% due 11/15/11	226,775

		Total Transportation Infrastructure	2,493,700

Wireless Telecommunication Services — 2.8%
415,000	B	Alcatel-Lucent USA Inc., Senior Unsecured Notes, 6.500% due 1/15/28	321,625
160,000	A(h)	ALLTEL Communications Inc., Company Guaranteed Notes, 10.375% due 12/01/17(a)(b)(e)	196,463
235,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	233,238
225,000	B+	Crown Castle International Corp., Senior Unsecured Notes, 9.000% due 1/15/15	239,063
120,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 8.125% due 10/01/18	120,900
325,000	BB-	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	318,500
160,000	B	iPCS Inc., Senior Secured Notes, 2.406% due 5/01/13(f)	142,000

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Wireless Telecommunication Services — 2.8% — (continued)
$325,000	B1(i)	Millicom International Cellular SA, Senior Unsecured Notes, 10.000% due 12/01/13	$336,781
1,075,000	BB	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	1,026,625
510,000	B-	NII Holdings Inc., Senior Unsecured Notes, 3.125% due 6/15/12	463,462
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15(d)	847,306
210,000	B	8.875% due 6/30/17	209,475
340,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/01/14(a)	427,550

		Total Wireless Telecommunication Services	4,882,988

		TOTAL CORPORATE BONDS & NOTES (Cost — $151,430,940)	156,241,056
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
152,587	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26 (g)	44,060
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $111,961)	44,060

Shares

COMMON STOCKS — 0.1%
MATERIALS — 0.1%
Chemicals — 0.1%
9,783	Georgia Gulf Corp.	142,734

	TOTAL COMMON STOCKS (Cost — $381,888)	142,734

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
3,638	CMP Susquehanna Radio Holdings Corp. (a)(e)(f)(g)*	3
20,000	Ion Media Networks Inc. (g)*	620

	Total Media	623

	TOTAL CONSUMER DISCRETIONARY	623

FINANCIALS — 0.1%
Commercial Banks — 0.1%
200	GMAC Inc., 7.000% (a)	121,019

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), 8.250% (f)	3,431

	TOTAL FINANCIALS	124,450

	TOTAL PREFERRED STOCKS (Cost — $220,946)	125,073

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Shares	Security	Value

CONVERTIBLE PREFERRED STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
385	LodgeNet Interactive Corp., 10.000% (a)	$483,136

FINANCIALS — 0.9%
Commercial Banks — 0.9%
410	Bank of America Corp., 7.250% (d)	349,525
1,470	Wells Fargo & Co., 7.500%	1,311,240

	Total Commercial Banks	1,660,765

	TOTAL FINANCIALS	1,660,765

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,912,862)	2,143,901

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14 (g)	0

Media — 0.0%
4,157	CMP Susquehanna Corp., expires 3/23/19(e)(g)	4

	TOTAL CONSUMER DISCRETIONARY	4

	TOTAL WARRANTS (Cost — $2,295)	4

RIGHT — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
10,456	Charter Communications Holdings Capital Corp./Charter Communications Holdings Capital (g)	196,050

	TOTAL RIGHT (Cost — $196,050)	196,050

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $154,256,942)	158,892,878

Face
Amount†	Rating	Security	Value
SHORT-TERM INVESTMENTS (j) — 9.2%
MONEY MARKET FUNDS — 3.4%
1,655,205	CGCM Money Market Investments (k)		1,655,205
4,222,710	The AIM STIT — Liquid Asset Portfolio (k)		4,222,710

	TOTAL MONEY MARKET FUNDS (Cost — $5,877,915)		5,877,915

TIME DEPOSITS — 5.8%
9,899,409	Wells Fargo — Grand Cayman, 0.030% due 12/1/09 (Cost — $9,899,409)		9,899,409

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount†	Security	Value

	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,777,324)	$15,777,324

	TOTAL INVESTMENTS — 101.5% (Cost — $170,034,266 #)	174,670,202

	Liabilities in Excess of Other Assets — (1.5%)	(2,526,134)

	TOTAL NET ASSETS — 100.0%	$172,144,068

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities..

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(c)	Security is currently in default.

(d)	All or a portion of this security is on loan (See Note 1).

(e)	Illiquid Security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	Rating by Moody’s Investors Service. All ratings are unaudited.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.8%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 119 to 121 for definition of ratings.

Summary of Investments by Security Type^

Corporate Bonds & Notes	89.5%
Convertible Preferred Stock	1.2
Right	0.1
Common Stock	0.1
Preferred Stock	0.1
Collateralized Mortgage Obligations	0.0	**
Warrant	0.0	**
Short-Term Investments	9.0

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 24.4%
Brazil — 0.4%
$660,000		Federative Republic of Brazil, 8.875% due 10/14/19(a)	$874,500

France — 2.6%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	454,265
		Government of France:
2,100,000	EUR	4.250% due 10/25/18	3,387,012
900,000	EUR	4.750% due 4/25/35	1,494,910

		Total France	5,336,187

Germany — 8.8%
1,500,000	EUR	Bundesobligatioen, 3.500% due 4/12/13	2,372,580
		Bundesrepublik Deutschland:
700,000	EUR	3.750% due 1/4/15	1,120,533
2,000,000	EUR	6.250% due 1/4/30	3,929,053
100,000	EUR	5.500% due 1/4/31	181,664
3,100,000	EUR	4.750% due 7/4/34	5,204,339
100,000	EUR	4.000% due 1/4/37	151,517
3,200,000	EUR	4.250% due 7/4/39	5,105,750

		Total Germany	18,065,436

Japan — 6.4%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	6,281,968
547,000,000	JPY	2.500% due 9/20/35 — 6/20/36	6,810,746

		Total Japan	13,092,714

Mexico — 0.4%
		United Mexican States:
200,000		5.950% due 3/19/19 (a)	217,800
600,000		6.050% due 1/11/40 (a)	616,500

		Total Mexico	834,300

Netherlands — 2.0%
		Netherlands Government:
100,000	EUR	3.750% due 7/15/14	158,911
200,000	EUR	3.250% due 7/15/15	309,003
2,300,000	EUR	4.000% due 7/15/19	3,627,413

		Total Netherlands	4,095,327

Qatar — 1.0%
		Qatar Government International Bond:
1,300,000		5.250% due 1/20/20 (a)(b)(c)	1,316,250
800,000		6.400% due 1/20/40 (a)(b)(c)	820,000

		Total Qatar	2,136,250

Russia — 0.3%
470,000		Russian Foreign Bond, 7.500% due 3/31/30	534,672

South Africa — 0.5%
900,000		South Africa Government International Bond, 6.875% due 5/27/19(a)	1,006,875

South Korea — 0.3%
400,000	EUR	The Export — Import Bank of Korea, 5.750% due 5/22/13	635,023

United Kingdom — 1.7%
		United Kingdom Treasury Gilt:
1,100,000	GBP	4.750% due 3/7/20 — 12/7/38	2,004,702
100,000	GBP	8.000% due 6/7/21	230,666
700,000	GBP	4.250% due 3/7/36	1,172,022

		Total United Kingdom	3,407,390

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

United Kingdom — 1.7% — (continued)
	TOTAL SOVEREIGN BONDS (Cost — $44,237,963)	$50,018,674

ASSET-BACKED SECURITIES — 1.6%
Credit Card — 0.9%
600,000	Arran Master Trust, Series 2005-B, Class A1, 0.349% due 12/15/12(d)	575,867
1,300,000	Turquoise Card Backed Securities PLC, Series 2007-1, Class A, 0.279% due 6/15/12(d)	1,278,497

	Total Credit Card	1,854,364

Student Loan — 0.7%
609,258	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.232% due 4/25/38(a)(d)	614,207
	South Carolina Student Loan Corp.:
353,500	Series 2008-1, Class A1, 0.861% due 9/02/14(a)(d)	353,909
500,000	Series 2008-1, Class A2, 0.911% due 3/01/18(a)(d)	501,522

	Total Student Loan	1,469,638

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,324,942)	3,324,002

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
80,986	Banca Intesa SpA, Series 1, Class A2, 0.997% due 8/28/23(d)	119,957
	Bear Stearns Adjustable Rate Mortgage Trust:
44,819	Series 2003-5, Class 1A2, 3.739% due 8/25/33(a)(d)	42,606
51,037	Series 2003-7, Class 6A, 4.645% due 10/25/33(a)(d)	47,830
177,094	Series 2004-2, Class 22A, 4.120% due 5/25/34(a)(d)	161,704
41,495	Series 2004-2, Class 23A, 4.631% due 5/25/34(a)(d)	38,143
118,613	Series 2005-2, Class A2, 2.194% due 3/25/35(a)(d)	101,705
292,730	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.630% due 1/26/36(a)(d)	169,831
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.462% due 2/05/19(a)(b)(d)	820,665
	Countrywide Alternative Loan Trust:
38,831	Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	33,064
176,703	Series 2007-11T1, Class A12, 0.586% due 5/25/37(a)(d)	95,099
82,347	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	55,033
141,907	Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	97,665
	Countrywide Asset-Backed Certificates:
97,285	Series 2006-15, Class A1, 0.346% due 10/25/46(a)(d)	94,241
20,475	Series 2006-17, Class 2A1, 0.286% due 3/25/47(a)(d)	20,338
256,503	Series 2007-2, Class 2A1, 0.286% due 8/25/37(a)(d)	238,663
	Countrywide Home Loan Mortgage Pass Through Trust:
16,892	Series 2004-12, Class 11A1, 4.009% due 8/25/34(a)(d)	11,749
71,982	Series 2005-11, Class 3A1, 3.267% due 4/25/35(a)(d)	43,794
323,300	Series 2005-2, Class 1A1, 0.556% due 3/25/35(a)(d)	141,862
40,814	Series 2005-3, Class 2A1, 0.526% due 4/25/35(a)(d)	20,845
277,677	Series 2005-9, Class 1A3, 0.466% due 5/25/35(a)(d)	145,556
174,341	Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(a)(d)	113,829
86,403	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	54,615
229,078	Crusade Global Trust, Series 2004-2, Class A2, 0.855% due 11/19/37(d)	328,047
74,531	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.790% due 8/25/33(a)(d)	69,504
400,000	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	233,595

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0% — (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$240,907	Series 2391, Class FJ, 0.739% due 4/15/28(a)(d)	$240,202
46,700	Series 2526, Class CA, 5.000% due 6/15/16(a)	46,956
422,289	Series 3037, Class BC, 4.500% due 2/15/20(a)	442,560
533,194	Series 3174, Class FM, 0.479% due 5/15/36(a)(d)	524,725
102,140	Structured Pass Through Securities, Series T-35, Class A, 0.516% due 9/25/31(a)(d)	93,320
153,409	Structured Pass Through Securities, Series T-62, Class 1A1, 1.958% due 10/25/44(a)(d)	149,467
29,404	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	31,547
	Federal National Mortgage Association (FNMA), REMICS:
19,498	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	20,900
76,806	Series 2005-120, Class NF, 0.336% due 1/25/21(a)(d)	75,760
214,431	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	227,489
	First Horizon Asset Securities Inc.:
10,722	Series 2003-AR2, Class 2A1, 3.148% due 7/25/33(a)(d)	9,882
30,407	Series 2003-AR4, Class 2A1, 2.916% due 12/25/33(a)(d)	27,356
81,189	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34(a)	80,196
	Government National Mortgage Association:
684,592	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	749,520
2,634,853	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	2,759,861
26,031	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.510% due 3/25/33(a)(d)	24,590
	Harborview Mortgage Loan Trust:
62,716	Series 2003-1, Class A, 4.063% due 5/19/33(a)(d)	56,918
69,779	Series 2005-2, Class 2A1A, 0.457% due 5/19/35(a)(d)	36,139
235,714	Series 2006-SB1, Class A1A, 1.482% due 12/19/36(a)(d)	85,021
33,230,000	JLOC Ltd., Series 36A, Class A1, 0.575% due 2/16/16(a)(b)(d)	274,184
145,771	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(d)	128,135
	JP Morgan Mortgage Trust:
45,640	Series 2003-A2, Class 3A1, 4.376% due 11/25/33(a)(d)	43,781
45,118	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(d)	41,393
483,786	Locat Securitisation Vehicle S.R.L., Series 2006-4, Class A2, 0.938% due 12/12/28(d)	670,051
	Merrill Lynch Mortgage Investors Inc.:
24,218	Series 2003-A2, Class 1A1, 4.234% due 2/25/33(a)(d)	21,124
204,033	Series 2005-2, Class 1A, 4.250% due 10/25/35(a)(d)	164,669
700,000	Series 2008-LAQA, Class A1, 4.678% due 7/09/21(a)	591,943
386,442	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.496% due 7/25/35(a)(d)	300,492
	Puma Finance Ltd.:
392,940	Series G5, Class A1, 0.337% due 2/21/38(a)(b)(d)	364,601
134,688	Series P10, Class BA, 3.973% due 7/12/36(c)(d)	119,038
471,828	Series P11, Class BA, 3.933% due 8/22/37(d)	418,425
158,911	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.386% due 2/25/47(a)(d)	65,473
	Residential Asset Securitization Trust:
64,780	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	43,215
132,335	Series 2006-R1, Class A2, 0.636% due 1/25/46(a)(d)	62,124
	Structured Adjustable Rate Mortgage Loan Trust:
33,184	Series 2004-1, Class 4A1, 3.720% due 2/25/34(a)(d)	28,463
124,701	Series 2004-19, Class 2A1, 2.158% due 1/25/35(a)(d)	57,952
155,355	Series 2004-4, Class 3A2, 3.305% due 4/25/34(a)(d)	130,290

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0% — (continued)
		Structured Asset Mortgage Investments Inc.:
$169,283		Series 2005-AR2, Class 2A1, 0.466% due 5/25/45(a)(d)	$96,354
181,721		Series 2005-AR8, Class A1A, 0.516% due 2/25/36(a)(d)	95,022
115,956		Series 2006-AR5, Class 1A1, 0.446% due 5/25/46(a)(d)	54,932
200,000		Series 2007-AR4, Class A3, 0.456% due 9/25/47(a)(d)	52,439
263,651		Series 2007-AR6, Class A1, 2.132% due 8/25/47(a)(d)	137,602
		Swan Trust:
447,254		Series 2006-1E, Class A1, 0.353% due 5/12/37(d)	426,009
575,040		Series 2006-1E, Class A2, 4.173% due 5/12/37(d)	508,694
701,201		Torrens Trust, Series 2007-1, Class A, 4.183% due 10/19/38(d)(e)	612,577
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(d)	819,435
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	463,514
597,571		Series 2006-WL7A, Class A1, 0.329% due 9/15/21(a)(b)(d)	491,673
71,606		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.572% due 7/25/46(a)(d)	25,956
		WaMu Mortgage Pass Through Certificates:
20,651		Series 2003-AR5, Class A7, 2.912% due 6/25/33(a)(d)	19,360
155,007		Series 2005-AR13, Class A1A1, 0.526% due 10/25/45(a)(d)	108,163
265,006		Series 2006-AR13, Class 2A, 2.912% due 10/25/46(a)(d)	157,412
		Washington Mutual Inc.:
7,165		Series 2001-7, Class A, 2.024% due 5/25/41(a)(d)	6,403
45,996		Series 2002-AR9, Class 1A, 2.032% due 8/25/42(a)(d)	33,937
1,949,172		Series 2003-AR9, Class 1A6, 2.833% due 9/25/33(a)(d)	1,792,870
156,454		Series 2006-AR4, Class 2A1A, 2.912% due 5/25/46(a)(d)	62,322
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $19,943,521)	18,472,376

CORPORATE BONDS & NOTES — 34.8%
Australia — 3.0%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	1,847,394
500,000		National Australia Bank, Subordinated Notes, 0.482% due 6/19/17(d)	479,101
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,388,787
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,426,486

		Total Australia	6,141,768

Canada — 1.5%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,384,821
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(a)	1,496,140
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 0.643% due 5/03/12(a)(d)	186,308

		Total Canada	3,067,269

Cayman Islands — 0.8%
500,000		Fibria Overseas Finance Ltd., Company Guaranteed Notes, 9.250% due 10/30/19(a)(b)	550,000
1,000,000		Mizuho Finance, Bank Guaranteed Notes, 8.375% due 1/29/49	1,000,000

		Total Cayman Islands	1,550,000

France — 5.8%
200,000	EUR	BNP Paribas, Subordinated Notes, 7.781% due 6/29/49(d)	302,119
300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	481,142
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, Junior Subordinated Notes, 6.117% due 10/29/49(d)	305,867
		CM-CIC Covered Bonds, Covered Notes:
500,000	EUR	5.250% due 6/09/10	765,581
700,000	EUR	4.750% due 7/17/12	1,117,777
300,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	512,195

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

France — 5.8% — (continued)
$2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	$3,251,309
1,800,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49(d)	2,482,924
1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	2,610,608

		Total France	11,829,522

Germany — 0.5%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	1,088,188

Ireland — 1.0%
900,000	GBP	General Electric Capital UK Funding, Company Guaranteed Notes, 6.000% due 4/11/13	1,565,578
400,000		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes, 8.700% due 8/07/18(a)(b)	453,120

		Total Ireland	2,018,698

Japan — 0.2%
400,000		Resona Bank Ltd., Notes, 5.850% due 9/29/49(a)(b)(d)	342,436

Netherlands — 1.6%
800,000	EUR	ING Bank NV, Covered Notes, 5.250% due 6/05/18	1,322,337
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11(b)	1,989,630

		Total Netherlands	3,311,967

New Zealand — 0.7%
		ANZ National International Ltd.:
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/02/12(a)(b)	1,255,026
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	220,381

		Total New Zealand	1,475,407

Norway — 0.9%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/01/13	1,880,268

Sweden — 0.7%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 1.003% due 3/08/16(d)	281,500
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,240,207

		Total Sweden	1,521,707

Switzerland — 0.8%
		UBS AG Stamford Branch, Senior Unsecured Notes:
300,000		1.198% due 5/05/10(a)(d)	300,540
1,300,000		1.212% due 6/19/10(a)(d)	1,289,196

		Total Switzerland	1,589,736

United Kingdom — 3.8%
200,000		Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17(a)(b)	208,218
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	319,946
		HBOS PLC:
1,700,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	2,717,384
600,000		Senior Subordinated Notes, 6.750% due 5/21/18(a)(b)	558,797
200,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49(a)(b)(d)	107,000
2,300,000		Lloyds TSB Bank PLC, Government Liquid Guaranteed Notes, 2.800% due 4/02/12(a)(b)	2,365,195
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11(c)	294,097
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14(a)(b)	1,076,495
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	101,613
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	103,529

		Total United Kingdom	7,852,274

United States — 13.5%
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12(a)	1,058,248
		American Express Bank FSB, Senior Unsecured Notes:
600,000		0.294% due 4/26/10(a)(d)	597,842
800,000		0.364% due 5/29/12(a)(d)	769,694
800,000		0.389% due 6/12/12(a)(d)	770,047

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States — 13.5% — (continued)
$1,000,000		American General Finance Corp., Senior Unsecured Notes, 6.900% due 12/15/17(a)	$702,921
		American International Group Inc.:
600,000		Junior Subordinated Debentures Notes, 8.175% due 5/15/58(a)(d)	346,500
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38(d)	635,724
1,000,000	EUR	4.875% due 3/15/67(d)	629,727
600,000	GBP	5.750% due 3/15/67(d)	430,697
100,000,000	JPY	Senior Unsecured Notes, 0.456% due 4/03/12(d)	949,238
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16(a)	320,853
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/05/17	1,180,815
900,000	EUR	Bank of America Corp., Subordinated Notes, 4.750% due 5/23/17(d)	1,221,875
1,100,000		Bank of America NA, Senior Unsecured Notes, 0.839% due 6/23/10(a)(d)	1,102,642
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	105,725
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	204,185
600,000		Dow Chemical Co., Senior Unsecured Notes, 2.525% due 8/08/11(a)(d)	608,464
200,000		DR Horton Inc., Company Guaranteed Notes, 4.875% due 1/15/10(a)	199,766
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)(b)	408,491
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,035,665
		Goldman Sachs Group Inc., Senior Unsecured Notes:
300,000		5.450% due 11/01/12(a)	326,568
600,000	EUR	5.375% due 2/15/13	950,435
200,000		0.739% due 3/22/16(a)(d)	188,943
500,000	AUD	4.290% due 4/12/16(d)	425,143
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12(a)	178,500
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(f)	256,750
600,000		6.875% due 5/02/18(f)	130,500
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	480,000
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
650,000		5.750% due 7/15/14(a)	625,625
1,000,000		5.900% due 12/01/16(a)	950,000
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	1,053,730

		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
700,000		0.389% due 3/23/10(a)(d)	699,787
600,000		0.544% due 6/05/12(a)(d)	578,200
1,000,000		Metropolitan Life Global Funding I, Senior Secured Notes, 0.313% due 5/17/10(a)(b)(d)	998,857
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18(a)	1,052,109
450,000		Pemex Project Funding Master Trust, Company Guaranteed Notes, 5.750% due 3/01/18(a)	459,911
1,000,000		Prologis, Senior Unsecured Notes, 5.625% due 11/15/15(a)	974,369
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	967,500
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18(a)	505,672
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,623,626

		Total United States	27,705,344

		TOTAL CORPORATE BONDS & NOTES (Cost — $67,642,117)	71,374,584

MORTGAGE-BACKED SECURITIES — 7.9%
FHLMC — 0.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
78,585		4.500% due 2/1/10 (a)	78,902

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

167,309	4.000% due 3/1/10 (a)	168,207
	TOTAL FHLMC	247,109

FNMA — 7.5%
	Federal National Mortgage Association (FNMA):
$700,000	5.480% due 7/1/18 (a)(d)	$735,614
1,000,000	5.700% due 8/1/18 (a)(d)	1,068,684
312,837	3.295% due 11/1/34 (a)(d)	323,461
1,936,322	6.000% due 7/1/36 — 1/1/37(a)	2,082,416
7,152,661	5.500% due 1/1/37 — 3/1/48(a)	7,598,622
2,106,625	5.000% due 8/1/37 (a)	2,201,958
994,633	6.500% due 8/1/37 (a)	1,072,567
304,540	7.000% due 10/1/48 (a)	332,794

	TOTAL FNMA	15,416,116

GNMA — 0.3%
598,629	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38 (a)	637,651

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $15,196,898)	16,300,876
MUNICIPAL BONDS — 0.1%
United States — 0.1%
200,000	Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47(a)	144,334
100,000	Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.255% due 8/1/54(a)	6,025
100,000	Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41(a)	66,078

	Total United States	216,437

	TOTAL MUNICIPAL BONDS (Cost — $292,673)	216,437

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.9%
U.S. GOVERNMENT OBLIGATIONS — 2.6%
	U.S. Treasury Bonds:
1,300,000	3.500% due 2/15/39(a)	1,146,234
200,000	4.250% due 5/15/39(a)	201,594
600,000	4.500% due 8/15/39(a)	630,563
	U.S. Treasury Notes:
269,000	1.000% due 7/31/11(a)(g)	271,312
1,200,000	1.000% due 8/31/11(a)	1,209,985
347,000	1.000% due 9/30/11(a)(g)	349,738
900,000	2.375% due 10/31/14(a)	917,229
500,000	3.375% due 11/15/19(a)	507,502

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,234,157

U.S. GOVERNMENT AGENCIES — 0.3%
600,000	Tennessee Valley Authority, 5.250% due 9/15/39(a)	616,458
	TOTAL U.S. GOVERNMENT AGENCIES	616,458

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $5,796,181)	5,850,615

CERTIFICATE OF DEPOSIT — 1.0%
2,100,000	Barclays Bank PLC 1.109% due 3/22/11(h) (Cost — $2,100,000)	2,098,658

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $158,534,295)	167,656,222

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SHORT-TERM INVESTMENTS — 16.4%
REPURCHASE AGREEMENTS — 14.4%
$9,100,000		Goldman Sachs & Co. repurchase agreement dated 11/30/09, 0.170% due 12/1/09, Proceeds at maturity — $9,100,043; (Fully collateralized by FHLMC 5.500% due 7/1/2039; Market Value — $9,390,060) (h)	$9,100,000

20,500,000		JPMorgan Chase & Co. repurchase agreement dated 11/30/09, 0.160% due 12/1/09, Proceeds at maturity — $20,500,091; (Fully collateralized by FHLB 0.800% due 12/30/2009; Market Value — $20,919,933) (h)	20,500,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $29,600,000)	29,600,000

TIME DEPOSITS — 2.0%
		Bank of America — London:
121,898	CAD	0.056% due 12/1/09	115,325
		BBH — Grand Cayman:
58,235,205	JPY	0.010% due 12/1/09	676,171
149,047	SEK	0.010% due 12/1/09	21,301
94,106	DKK	0.250% due 12/1/09	18,959
		JPMorgan Chase & Co. — London:
43,236	GBP	0.088% due 12/1/09	70,940
1,235,634	EUR	0.100% due 12/1/09	1,852,647
30,123	NZD	1.650% due 12/1/09	21,532
505,519	AUD	2.799% due 12/1/09	462,120
		Wells Fargo — Grand Cayman:
751,508		0.030% due 12/1/09	751,508

		TOTAL TIME DEPOSITS (Cost — $3,990,503)	3,990,503

		TOTAL SHORT-TERM INVESTMENTS (Cost — $33,590,503)	33,590,503

		TOTAL INVESTMENTS — 98.1% (Cost — $192,124,798 #)	201,246,725

		Other Assets in Excess of Liabilities — 1.9%	3,869,313

		TOTAL NET ASSETS — 100.0%	$205,116,038

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid Security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(f)	Security is currently in default.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Dollar
FHLMC	— Federal Home Loan Mortgage Association
FNMA	— Federal National Mortgage Association

Schedules of Investments
(unaudited) (continued)

Abbreviations used in this schedule:

GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
NZD	— New Zealand Dollar
PA	— Port Authority
SEK	— Swedish Krona

Summary of Investments by Security Type^
Corporate Bonds & Notes	35.5%
Sovereign Bonds	24.9
Collateralized Mortgage Obligations	9.2
Mortgage-Backed Securities	8.1
U.S. Government & Agency Obligations	2.9
Asset-Backed Securities	1.6
Certificate of Deposit	1.0
Municipal Bonds	0.1
Short-Term Investments	16.7

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
53	GBP	90 Day Sterling Futures, Put	12/16/09	$92.00	$1,087

		Total United Kingdom			1,087

United States
5,100,000		Swaption, 3-Month USD-LIBOR, Put	12/29/09	4.25	345
6,100,000		Swaption, 3-Month USD-LIBOR, Put	4/19/10	4.25	47,070
6,100,000		Swaption, 3-Month USD-LIBOR, Call	4/19/10	3.25	99,507
10,000,000		Swaption, 3-Month USD-LIBOR, Put	6/15/10	5.00	11,942
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	11,439

		Total United States			170,303

		TOTAL OPTIONS WRITTEN (Premiums received — $318,623)			$171,390

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

$2,000,000	Federal National Mortgage Association (FNMA), 6.000% due 12/01/38 (a)	$2,144,064
300,000	Government National Mortgage Association (GNMA), 6.000% due 12/01/38 (a)	321,141

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $2,437,281)	$2,465,205

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.5%
Alaska — 2.3%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,950,778

California — 6.3%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,173,130
1,000,000	A	California State, Refunding, GO, 5.000% due 2/1/33	907,240
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NPFG-Insured, 5.250% due 7/1/19	1,085,290
1,000,000	A3(b)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	944,830
1,230,000	Aa2(b)	Santa Monica-Malibu, California Unified School District, Election OF 2006 Project, Series A, 5.000% due 8/1/26	1,291,377

		Total California	5,401,867

Colorado — 4.4%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,234,380
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,590,141

		Total Colorado	3,824,521

District of Colombia — 1.3%
1,075,000	AAA	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18(c)	1,106,841

Florida — 6.8%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,027,470
1,000,000	AA-	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,075,250
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,429,970
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,052,160
1,075,000	A	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NPFG-Insured, 5.000% due 5/1/23	1,089,556
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(a)	220,529

		Total Florida	5,894,935

Georgia — 2.6%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,206,000

Hawaii — 0.6%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	558,021

Illinois — 10.9%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Insured, 5.250% due 12/1/20	1,106,560
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,114,820
		Illinois Finance Authority Revenue:
1,095,000	A3(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,216,293
2,000,000	A	OBG Bradley University, XLCA-Insured,5.000% due 8/01/34	2,001,120

1,025,000	AAA	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(a)	1,212,247

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

Illinois — 10.9% — (continued)
$1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	$1,583,946
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Insured, 5.500% due 4/1/19	1,154,500

		Total Illinois	9,389,486

Indiana — 1.2%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,004,600

Iowa — 1.2%
1,000,000	A	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC & NPFG-Insured, 5.750% due 6/1/13	1,023,070

Kansas — 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,167,325

Massachusetts — 4.4%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,647,996
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,113,990
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,012,030

		Total Massachusetts	3,774,016

Michigan — 2.0%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, FSA-Insured, 5.000% due 5/15/26	1,757,140

Minnesota — 0.9%
748,222	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	782,633

Nevada — 1.8%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,532,355

New Jersey — 10.3%
1,000,000	Aa3(b)	Egg Harbor Township School District, GO, FSA-Insured, 5.500% due 7/15/22	1,239,530
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,517,865
		New Jersey State:
1,340,000	Aa2(b)	Manalapan-Englishtown Regional Board Of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,655,798
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,125,560
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,346,050

		Total New Jersey	8,884,803

New Mexico — 1.4%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Insured, 5.000% due 6/1/29	1,222,300

New York — 5.5%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,470,111
1,000,000	AA	Series D, 5.000% due 11/1/27	1,040,080

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

New York — 5.5% — (continued)
		New York State:
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,087,850
1,100,000	AAA	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/01/14	1,182,445

		Total New York	4,780,486

Oregon — 3.0%
$1,000,000	AAA	Oregon State Department of Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	$1,069,260
1,330,000	Aa3(b)	Washington & Clackamas Counties School District No 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,532,453

		Total Oregon	2,601,713

Pennsylvania — 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,341,680

Tennessee — 1.1%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	933,790

Texas — 9.0%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,033,420
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,100,240
		Texas State:
420,000	AAA	Department Of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA & FNMA-Insured, AMT, 6.200% due 7/01/19(c)	427,867
1,000,000	AAA	Transportation Commission , 5.000%, due 4/1/27	1,073,430
1,000,000	A+	University of North Texas, University Revenue, Financing System, FGIC & NPFG-Insured, 5.000% due 4/15/18	1,035,130
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,077,000

		Total Texas	7,747,087

Virginia — 2.0%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,757,468

Washington — 8.8%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,594,785
2,000,000	AA+	King County, Washington School District No 210 Federal Way, 5.000% due 12/1/23	2,190,100
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,222,160
1,500,000	AA-	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,562,325

		Total Washington	7,569,370

Wisconsin — 2.6%
1,000,000	A1(b)	Sun Prairie, WI, Area School District, FGIC & NPFG-Insured, 5.625% due 4/1/16	1,011,580
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,214,697

		Total Wisconsin	2,226,277

		TOTAL MUNICIPAL BONDS (Cost — $79,562,400)	81,438,562

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $79,562,400)	81,438,562

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 4.2%
TIME DEPOSITS — 4.2%
$3,657,448	Wells Fargo — Grand Cayman, 0.030% due 12/1/09 (Cost — $3,657,448)	$3,657,448

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,657,448)	3,657,448

	TOTAL INVESTMENTS — 98.7% (Cost — $83,219,848 #)	85,096,010

	Other Assets in Excess of Liabilities — 1.3%	1,103,139

	TOTAL NET ASSETS — 100.0%	$86,199,149

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation

AMT	— Alternative Minimum Tax

COP	— Certificate of Participation

FGIC	— Financial Guarantee Insurance Company

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance

GNMA	— Government National Mortgage Association

GO	— General Obligation

HEFA	— Health & Education Facility Authority

NPFG	— National Public Finance Guarantee Corp.

XLCA	— XL Capital Assurance Inc.
See pages 119 to 121 for definition of ratings.

Summary of Investments by Industry^
Education	24.3%
General Obligation	22.5
Transportation	14.8
Health Care Providers & Services	12.5
Utilities	8.3
Development	3.9

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Industry^
Public Facilities	3.9
Housing	2.7
Water and Sewer	1.5
Airport	1.3
Short-Term Investments	4.3

	100.	%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.1%
COMMERCIAL PAPER — 84.3%
$5,000,000	Allied Irish Banks North America, 0.701% due 12/10/09 (a)(b)	$4,999,125
4,000,000	American Honda Finance, 0.180% due 12/22/09 (a)	3,999,580
5,000,000	Atlantic Asset Securitization Corp., 0.200% due 1/12/10 (a)(b)	4,998,833
8,000,000	Atlantis One Funding, 0.190% due 2/1/10 (a)(b)	7,997,382
5,000,000	Autobahn Funding Co. LLC, 0.390% due 12/3/09 (a)(b)	4,999,892
4,000,000	Bank of Nova Scotia, 0.200% due 3/15/10 (a)	3,997,689
4,000,000	Barton Capital LLC, 0.260% due 2/2/10 (a)(b)	3,998,180
8,000,000	BNP Paribas Finance Inc., 0.210% due 1/4/10 (a)	7,998,413
	BPCE SA:
1,450,000	0.230% due 12/16/09 (a)(b)	1,449,861
8,000,000	0.270% due 1/11/10 (a)(b)	7,997,540
7,000,000	Clipper Receivables Co. LLC, 0.300% due 1/6/10 (a)(b)	6,997,900
	Danske Corp.:
2,000,000	0.552% due 12/21/09 (a)(b)	1,999,389
2,000,000	0.950% due 2/18/10 (a)(b)	2,000,000
2,000,000	Fairway Finance Corp., 0.230% due 3/3/10 (a)(b)	1,998,824
5,500,000	General Electric Capital Corp., 0.150% due 1/15/10 (a)	5,498,969
5,000,000	Governor & Co. of the Bank of Ireland, 0.751% due 12/9/09 (a)(b)	4,999,167
13,294,000	Hannover Funding Co. LLC, 0.400% due 12/1/09 (a)(b)	13,293,999
8,000,000	ING (US) Funding LLC, 0.225% due 1/6/10 (a)	7,998,200
4,000,000	JPMorgan Chase & Co., 0.180% due 2/4/10 (a)	3,998,700
1,000,000	Jupiter Securitization Co. LLC, 0.190% due 1/4/10 (a)(b)	999,821
10,000,000	Kingdom of Denmark, 0.110% due 1/6/10 (a)	9,998,900
	Lloyds TSB Bank PLC:
3,000,000	0.230% due 12/29/09 (a)	2,999,463
10,000,000	0.220% due 1/4/10 (a)	9,997,922
1,000,000	LMA Americas LLC, 0.200% due 12/21/09 (a)(b)	999,889
10,000,000	Manhanttan Asset Funding Co., 0.270% due 2/8/10 (a)(b)	9,994,825
8,000,000	Market Street Funding LLC, 0.250% due 1/6/10 (a)(b)	7,998,000
	Nationwide Building Society:
1,000,000	0.702% due 3/15/10 (a)(b)	997,978
2,000,000	0.602% due 4/15/10 (a)(b)	1,995,500
4,000,000	Ranger Funding Co. LLC, 0.320% due 12/16/09 (a)(b)	3,999,467
10,000,000	RBS Holdings USA Inc., 0.350% due 2/1/10 (a)(b)	9,993,972
	Salisbury Receivables Corp.:
1,000,000	0.180% due 1/5/10 (a)(b)	999,825
10,000,000	0.200% due 1/11/10 (a)(b)	9,997,722
2,000,000	San Paolo IMI U.S. Financial Co., 0.220% due 12/7/09 (a)	1,999,927
10,000,000	Sheffield Receivables Corp., 0.200% due 1/8/10 (a)(b)	9,997,889
1,000,000	Societe Generale North America Inc., 0.240% due 1/21/10 (a)	999,660
2,000,000	Surrey Funding Corp., 0.260% due 2/23/10 (a)(b)	1,998,787
	Swedbank AB:
1,000,000	0.371% due 3/15/10 (a)(b)	998,931
3,000,000	1.102% due 6/11/10 (a)(b)	2,982,560
10,000,000	Thames Asset Global Securization No. 1 Inc., 0.220% due 1/7/10 (a)(b)	9,997,739
8,000,000	Thunder Bay Funding LLC, 0.210% due 12/7/09 (a)(b)	7,999,720
2,000,000	UBS Finance Delaware LLC, 0.225% due 1/7/10 (a)	1,999,538
5,000,000	UniCredit Delaware Inc., 0.290% due 1/12/10 (a)(b)	4,998,308
2,000,000	Westpac Securities NZ Ltd., 0.225% due 1/28/10 (a)(b)	1,999,275
	Windmill Funding Corp.:
1,000,000	0.250% due 12/18/09 (a)(b)	999,882
5,000,000	0.240% due 1/20/10 (a)(b)	4,998,333

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

$8,000,000	Yorktown Capital LLC, 0.421% due 1/11/10 (a)(b)	$7,996,173

	TOTAL COMMERCIAL PAPER (Cost — $232,161,649)	232,161,649

U.S. GOVERNMENT AGENCIES — 15.8%
	Federal Home Loan Bank (FHLB):
2,000,000	1.020% due 2/12/10	1,999,820
20,000,000	0.240% due 7/9/10	19,999,999
3,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.572% due 12/8/09 (a)	2,999,668
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,496,000	0.190% due 12/8/09 (a)	1,495,945
1,000,000	0.240% due 1/20/10 (a)	999,667
9,000,000	0.200% due 1/21/10 (a)	8,997,449
2,000,000	0.080% due 3/17/10 (a)	1,999,529
4,000,000	0.250% due 3/22/10 (a)	3,996,917
1,000,000	U.S. Treasury Bill, 0.162% due 4/29/10	999,330

	TOTAL U.S. GOVERNMENT AGENCY (Cost — $43,488,324)	43,488,324

TIME DEPOSITS — 0.0%
654	BBH — Grand Cayman, 0.030% due 12/1/09 (Cost — $654)	654

	TOTAL TIME DEPOSITS
	TOTAL SHORT-TERM INVESTMENTS (Cost — $275,650,627)	275,650,627

	TOTAL INVESTMENTS — 100.1% (Cost — $275,650,627 #)	275,650,627

	Liabilities in Excess of Other Assets — (0.1)%	(270,418)

	TOTAL NET ASSETS — 100.0%	$275,380,209

(a)	Rate shown represents yield-to-maturity.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

PLC	— Public Limited Company

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Firtch.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 PM Eastern time) on each day the NYSE is open. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Debt securities that will mature in more than 60 days are valued using prices provided by approved independent pricing services, which are determined by such services’ analyses of a variety of factors, including, transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.
Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization of any premium and accretion of any discount to maturity. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

An option written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees. Swaptions are marked-to-market daily based upon quotations from market makers.
Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee are valued at fair value as determined pursuant to procedures adopted by the Trustees. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its net asset NAV. The Board of Trustees has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.
The Funds adopted FASB Accounting Standards Codification 820 – Fair Value Measurement and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820-10 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2009	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Large Capitalization Growth Investments
Investments, at value
Common Stocks	$1,372,208,380	$1,372,208,380	$—	$—
Short-term	143,226,064	118,781,743	24,444,321	—

Total — Investments, at value	$1,515,434,444	$1,490,990,123	$24,444,321	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks	$1,311,649,557	$1,311,649,557	$—	$—
Short-term	144,566,250	116,684,004	27,882,246	—

Total — Investments, at value	$1,456,215,807	$1,428,333,561	$27,882,246	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks	$380,958,605	$380,958,605	$—	$—
Short-term	129,860,963	118,289,295	11,571,668	—

Total — Investments, at value	$510,819,568	$499,247,900	$11,571,668	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks	$369,780,394	$369,239,105	$541,289	$—
Preferred Stocks	1,034,535	—	1,034,535	—
Short-term	106,834,459	89,433,593	17,400,866	—

Total — Investments, at value	$477,649,388	$458,672,698	$18,976,690	$—

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$124,449,420	$124,416,941	$32,388	$91
Japan	93,652,420	93,652,420	—	—
Switzerland	75,509,395	75,509,395	—	—
France	70,355,524	70,355,524	—	—
Germany	62,232,096	62,232,096	—	—
Brazil	42,745,404	42,745,404	—	—
Hong Kong	32,262,990	32,255,078	7,912	—
Spain	31,618,290	31,618,290	—	—
China	30,938,596	30,938,596	—	—
Other Countries	174,289,613	174,288,904	709	—
Rights:
Netherlands	507,261	507,261	—	—
Norway	117,096	—	117,096	—
Finland	8,293	—	8,293	—
Spain	4,386	—	4,386	—
Warrants:
Luxembourg	3,675,776	—	3,675,776	—
Short-term	48,012,134	37,165,792	10,846,342	—

Total — Investments, at value	$790,378,694	$775,685,701	$14,692,902	$91
Other Financial Instruments
Forward Currency Contracts	(1,749)	—	(1,749)	—

Total — Other Financial Instruments	$(1,749)	$—	$(1,749)	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$123,164,526	$123,164,526	$—	$—
South Korea	88,475,475	88,475,475	—	—
China	78,134,486	77,379,573	754,913	—
South Africa	66,688,041	66,688,041	—	—
Russia	61,792,767	61,767,985	24,782	—
Taiwan	59,795,983	59,795,783	200	—
Mexico	38,799,704	38,799,704	—	—
Hong Kong	31,401,516	31,401,516	—	—
Turkey	30,080,053	30,080,053	—	—
Other Countries	128,585,510	128,585,510	—	—
Preferred Stocks:
Brazil	11,333,367	11,333,367	—	—
South Korea	1,269,701	1,269,701	—	—
Russia	669,181	669,181	—	—
Exchange-Traded Funds (ETFs):
United States	9,688,527	9,688,527	—	—
Warrants:
Malaysia	2,578	2,578	—	—
Short-term	59,781,946	45,795,903	13,986,043	—

Total — Investments, at value	$789,663,361	$774,897,423	$14,765,938	$—
Other Financial Instruments
Futures Contracts	(74,184)	(74,184)	—	—

Total — Other Financial Instruments	$(74,184)	$(74,184)	$—	$—

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$318,879,425	$—	$318,879,425	$—
Asset-Backed Securities	10,596,678	—	10,596,678	—
Collateralized Mortgage Obligations	142,579,237	—	142,579,237	—
Corporate Bonds & Notes	224,544,445	—	224,544,445	—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2009	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

Municipal Bonds	13,298,013	—	13,298,013	—
Sovereign Bonds	9,021,252	—	9,021,252	—
U.S. Government & Agency Obligations	149,896,802	—	149,896,802	—
Preferred Stocks	82,219	—	72,611	9,608
Convertible Preferred Stocks	113,847	—	113,847	—
Short-term	113,960,500	647,231	113,313,269	—

Total — Investments, at value	$982,972,418	$647,231	$982,315,579	$9,608
Other Financial Instruments
Credit Default Swaps	(2,032,000)	—	(2,032,000)	—
Forward Currency Contracts	24,167	—	24,167	—
Forward Sale Commitments	(40,362,829)	—	(40,362,829)	—
Futures Contracts	2,070,846	2,070,846	—	—
Interest Rate Swaps	307,686	—	307,686	—
Written Options	325,116	14,900	310,216	—

Total — Other Financial Instruments	$(39,667,014)	$2,085,746	$(41,752,760)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$156,241,056	$—	$156,214,731	$26,325
Collateralized Mortgage Obligations	44,060	—	44,060	—
Common Stocks	142,734	142,734	—	—
Convertible Preferred Stocks	2,143,901	1,660,765	483,136	—
Preferred Stocks	125,073	3,431	121,642	—
Warrants	4	—	4	—
Rights	196,050	—	196,050	—
Short-term	15,777,324	5,877,915	9,899,409	—

Total — Investments, at value	$174,670,202	$7,684,845	$166,959,032	$26,325

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	November 30, 2009	(Level 1)	Inputs (Level 2)	Inputs (Level 3)

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$18,065,436	$—	$18,065,436	$—
Japan	13,092,714	—	13,092,714	—
France	5,336,187	—	5,336,187	—
Netherlands	4,095,327	—	4,095,327	—
United Kingdom	3,407,390	—	3,407,390	—
Qatar	2,136,250	—	2,136,250	—
South Africa	1,006,875	—	1,006,875	—
Brazil	874,500	—	874,500	—
South Korea	834,300	—	834,300	—
Other Countries	1,169,695	—	1,169,695	—
Asset-Backed Securities	3,324,002	—	3,324,002	—
Collateralized Mortgage Obligations	18,472,376	—	18,472,376	—
Corporate Bonds & Notes:
United States	27,705,344	—	27,705,344	—
France	11,829,522	—	11,829,522	—
United Kingdom	7,852,274	—	7,852,274	—
Australia	6,141,768	—	6,141,768	—
Netherlands	3,311,967	—	3,311,967	—
Canada	3,067,269	—	3,067,269	—
Ireland	2,018,698	—	2,018,698	—
Norway	1,880,268	—	1,880,268	—
Switzerland	1,589,736	—	1,589,736	—
Other Countries	5,977,738	—	5,977,738	—
Mortgage-Backed Securities	16,300,876	—	16,300,876	—
Municipal Bonds	216,437	—	216,437	—
U.S. Government & Agency Obligations	5,850,615	—	5,850,615	—
Certificate of Deposit	2,098,658	—	2,098,658	—
Short-term	33,590,503	—	33,590,503	—

Total — Investments, at value	$201,246,725	$—	$201,246,725	$—
Other Financial Instruments
Credit Default Swaps	714,490	—	714,490	—
Forward Currency Contracts	(697,496)	—	(697,496)	—
Forward Sale Commitments	(2,465,205)	—	(2,465,205)	—
Futures Contracts	625,749	625,749	—	—
Interest Rate Swaps	1,592,183	—	1,592,183	—
Written Options	171,390	—	171,390	—

Total — Other Financial Instruments	$(58,889)	$625,749	$(684,638)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$81,438,562	$—	$81,438,562	$—
Short-term	3,657,448	—	3,657,448	—

Total — Investments, at value	$85,096,010	$—	$85,096,010	$—

Money Market Investments
Investments, at value
Short-term	$275,650,627	$—	$275,650,627	$—

Total — Investments, at value	$275,650,627	$—	$275,650,627	$—

For Further information regarding security characteristics, see the Schedule of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2009, through November 30, 2009:

Corporate
		Common	Bonds &	Preferred
	Total	Stocks	Notes	Stocks

International Equity Investments
Balance as of August 31, 2009	$91	$91	$—	$—
Total realized gain (loss)	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of November 30, 2009	$91	$91	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2009	$9,602	$—	$—	$9,602
Total realized gain (loss)	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Change in unrealized appreciation (depreciation)	6	—	—	6
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of November 30, 2009	$9,608	$—	$—	$9,608

High Yield Investments
Balance as of August 31, 2009	$26,325	$—	$26,325	$—
Total realized gain (loss)	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of November 30, 2009	$26,325	$—	$26,325	$—

(b) Accounting for Derivative Instruments. The Funds adopted the Financial Accounting Standards Board (“FASB”) ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establishes disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.
All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.
Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:
(i) Financial Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(ii) Written Options. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. A Fund bears the market risk arising from any change in index values or interest rates.
(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.
(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or CGCM Money Market Investments. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At November 30, 2009, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:
Loan Securities

	Market Value of	Value of
	Securities on Loan	Collateral Held
Large Capitalization Growth Investments	$116,227,760	$118,781,743
Large Capitalization Value Equity Investments	114,210,202	116,684,004
Small Capitalization Growth Investments	115,557,832	118,289,295
Small Capitalization Value Equity Investments	87,446,946	89,433,593
International Equity Investments	35,765,573	37,165,792
Emerging Markets Equity Investments	44,604,303	45,795,903
Core Fixed Income Investments	633,231	647,231
High Yield Investments	5,758,100	5,877,915
(g) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
The risk of engaging in short sell transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of a sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
In June 2006, FASB issued Interpretation ASC 740-10 (“ASC 740-10” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement ASC 740. ASC 740-10 supplements FASB Statement ASC 740, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. ASC 740-10 prescribes a comprehensive model for how a fund should recognize, measure, present and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. ASC 740-10 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. ASC 740-10 is effective for fiscal periods beginning after December 15, 2006, and was applied to all open tax years as of the effective date. Management has reviewed the tax positions for each of the four open tax years as of August 31, 2009 and has determined that the implementation of ASC 740-10 did not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).
(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.
2. Investments
At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$250,168,644	$(31,942,785)	$218,225,859
Large Capitalization Value Equity Investments	189,930,506	(37,019,763)	152,910,743
Small Capitalization Growth Investments	71,173,004	(41,123,865)	30,049,139
Small Capitalization Value Equity Investments	68,655,177	(26,852,776)	41,802,401
International Equity Investments	131,675,015	(34,255,316)	97,419,699
Emerging Markets Equity Investments	213,731,716	(8,116,331)	205,615,385
Core Fixed Income Investments	42,244,476	(38,889,443)	3,355,033
High Yield Investments	12,608,452	(7,972,516)	4,635,936
International Fixed Income Investments	14,086,550	(4,964,623)	9,121,927
Municipal Bond Investments	2,767,149	(890,987)	1,876,162
At November 30, 2009, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income

Investments had open future contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	42	12/09	$1,381,201	$95,548
MSCI Taiwan Stock Index	106	12/09	2,894,860	(67,770)
The Hang Seng China Enterprises Index	41	12/09	3,428,196	(101,962)

Net Unrealized Loss on Open Contracts				$(74,184)

At November 30, 2009, Emerging Markets Equity Investments had deposited $1,608,348 with a broker or brokers as margin collateral.

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate June Futures	17	6/10	$6,296,089	$23,090
3-Month Euribor Interest Rate September Futures	86	9/10	31,762,155	197,746
90-Day Eurodollar June Futures	92	6/10	22,879,250	159,250
90-Day Eurodollar March Futures	59	3/10	14,693,213	146,825
90-Day Eurodollar September Futures	203	9/10	50,359,225	624,113
U.S. Treasury 2-Year Note March Futures	12	3/10	2,614,687	8,062
U.S. Treasury 5-Year Note December Futures	15	12/09	1,776,914	38,672
U.S. Treasury 5-Year Note March Futures	247	3/10	28,964,611	196,165
U.S. Treasury 10-Year Note March Futures	120	3/10	14,392,500	181,383
U.S. Treasury Long Bond March Futures	21	3/10	2,577,094	55,984
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	141	6/10	28,643,495	225,562
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	101	9/10	20,438,966	247,463

				2,104,315

Contracts to Sell:
U.S. Treasury 5-Year Note March Futures	29	3/10	(3,400,703)	(33,469)

				(33,469)

Net Unrealized Gain on Open Futures Contracts				$2,070,846

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	44	12/10	$16,206,699	$65,322
3-Month Euribor Interest Rate June Futures	85	6/10	31,480,446	39,826
3-Month Euribor Interest Rate September Futures	105	9/10	38,779,376	219,205
90-Day Eurodollar June Futures	13	6/11	3,192,963	29,413
90-Day Eurodollar March Futures	28	3/11	6,900,600	72,800
Japan Government 10-Year Bond December Futures	13	12/09	21,092,830	132,830
U.S. Treasury 10-Year Note March Futures	14	3/10	1,679,125	15,531
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	21	12/10	4,229,874	50,822

Net Unrealized Gain on Open Futures Contracts				$625,749

During the period ended November 30, 2009, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2009	153	$148,413
Options written	62,300,211	534,724
Options closed	(185)	(175,540)
Options expired	(14,600,108)	(84,270)

Options written, outstanding at November 30, 2009	47,700,071	$423,327

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2009	27,000,102	$324,876
Options written	17,300,098	202,848
Options closed	(49)	(40,456)
Options expired	(14,000,098)	(168,645)

Options written, outstanding at November 30, 2009	30,300,053	$318,623

At November 30, 2009, International Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
International Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Sell:
Brazilian Real	6,034,840	SSB	$3,410,892	1/22/10	$(24,660)
Mexican Peso	67,232,000	SSB	5,081,249	5/28/10	22,911

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(1,749)

Core Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,199,114	DUB	$1,240,421	2/2/10	$97,727
Malaysian Ringgit	16,789	DUB	4,928	2/12/10	(42)
Malaysian Ringgit	11,905	BCLY	3,493	2/12/10	20
Malaysian Ringgit	5,500	JPM	1,614	2/12/10	8
Malaysian Ringgit	3,576	DUB	1,045	6/14/10	0
Pound Sterling	600,000	GSC	984,184	1/13/10	(11,092)
Yuan Renminbi	2,119,900	BCLY	311,080	3/29/10	(2,654)
Yuan Renminbi	135,300	JPM	19,854	3/29/10	(164)
Yuan Renminbi	10,089,374	DUB	1,480,542	3/29/10	(14,395)
Yuan Renminbi	14,496,491	HSBC	2,127,254	3/29/10	(16,246)
Yuan Renminbi	5,710,146	JPM	839,469	6/7/10	(8,530)
Yuan Renminbi	7,321,493	BCLY	1,076,360	6/7/10	(10,640)
Yuan Renminbi	2,202,018	DUB	323,727	6/7/10	(3,273)
Yuan Renminbi	4,139,873	HSBC	608,618	6/7/10	(6,382)
Yuan Renminbi	6,877,384	GSC	1,019,014	11/17/10	(17,986)
Yuan Renminbi	19,744,510	DUB	2,925,522	11/17/10	(49,393)
Yuan Renminbi	1,445,231	BCLY	214,196	11/23/10	(3,804)
Yuan Renminbi	5,093,517	HSBC	764,709	6/15/11	(1,291)
Yuan Renminbi	2,668,930	DUB	404,373	11/4/11	(13,627)

					(61,764)

Contracts to Sell:
Brazilian Real	393,466	JPM	221,936	2/2/10	4,064
Brazilian Real	1,175,265	GSC	662,914	2/2/10	(12,914)
Brazilian Real	603,529	DUB	340,424	2/2/10	(7,424)
Brazilian Real	2,264,511	HSBC	1,277,308	2/2/10	10,692
Brazilian Real	377,320	RBS	212,829	2/2/10	4,171
Euro	1,683,000	BNP	2,523,284	12/18/09	(4,674)
Indian Rupee	1,581,337	UBS	33,802	3/24/10	(1,187)
Pound Sterling	2,818,000	JPM	4,622,385	1/13/10	64,321
Yuan Renminbi	1,478,803	BCLY	217,004	3/29/10	996
Yuan Renminbi	25,362,262	DUB	3,721,726	3/29/10	20,440
Yuan Renminbi	2,217,485	BCLY	326,001	6/7/10	999
Yuan Renminbi	10,968,300	DUB	1,612,490	6/7/10	6,447

					85,931

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$24,167

International Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,314,764	DUB	$1,305,654	2/2/10	$102,867
Korean Won	267,000,000	BCLY	227,976	7/28/10	2,660
Korean Won	529,538,051	DUB	452,143	7/28/10	5,846
Korean Won	1,117,225,335	DUB	953,420	8/27/10	(5,571)
Korean Won	2,043,762,000	BCLY	1,739,964	11/12/10	(5,647)
Malaysian Ringgit	26,081	DUB	7,655	2/12/10	(66)
Malaysian Ringgit	17,719	BCLY	5,200	2/12/10	29
Malaysian Ringgit	8,300	JPM	2,436	2/12/10	13
Malaysian Ringgit	5,209	DUB	1,522	6/14/10	0
Mexican Peso	491,775	HSBC	37,357	4/22/10	780
New Taiwan Dollar	37,310,300	DUB	1,160,944	6/10/10	(12,114)
New Taiwan Dollar	8,751,273	DUB	273,280	10/12/10	(7,434)
New Taiwan Dollar	43,416,000	BCLY	1,355,774	10/12/10	(32,428)
Singapore Dollar	866,000	JPM	624,819	2/11/10	967
Singapore Dollar	1,173,494	BCLY	846,497	3/17/10	1,497
Singapore Dollar	1,939,567	RBS	1,399,102	3/17/10	4,834
Yuan Renminbi	2,432,670	MLP	357,391	5/17/10	(35,609)
Yuan Renminbi	2,153,330	BCLY	316,352	5/17/10	(32,648)
Yuan Renminbi	27,157,662	HSBC	3,992,547	6/7/10	(25,453)
Yuan Renminbi	33,774,750	HSBC	5,004,367	11/17/10	(95,633)

					(133,110)

Contracts to Sell:
Australian Dollar	(6,284,000)	BCLY	5,720,674	1/11/10	91,398
Brazilian Real	(530,850)	HSBC	299,429	2/2/10	571
Canadian Dollar	(5,397,000)	JPM	5,105,955	12/10/09	(45,881)
Danish Krone	(260,000)	JPM	52,363	12/21/09	(1,395)
Euro	(2,524,000)	GSC	3,784,176	12/18/09	(32,916)
Euro	(37,505,000)	BNP	56,230,397	12/18/09	(104,164)
Indian Rupee	(223,065)	UBS	4,768	3/24/10	(167)
Japanese Yen	(1,032,860,000)	GSC	11,993,335	12/15/09	(456,544)
Japanese Yen	(56,000,000)	BNP	650,259	12/15/09	(19,572)
Japanese Yen	(208,557,000)	BCLY	2,421,808	12/21/09	(79,484)
New Zealand Dollar	(42,000)	BCLY	29,930	1/11/10	549
Pound Sterling	(5,180,000)	JPM	8,496,790	1/13/10	118,234
Yuan Renminbi	(4,586,000)	BCLY	673,742	5/17/10	(35,024)
Yuan Renminbi	(4,598,152)	BCLY	675,991	6/7/10	9

					(564,386)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(697,496)

At November 30, 2009, Core Fixed Income Investments held the following interest rate swap contracts:

								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	BR-CDI-Compounded	11.020%	01/02/2012	UBS	BRL	700,000	$(2,556)	$0	$(2,556)
Pay	BR-CDI-Compounded	10.150%	01/02/2012	GSC	BRL	5,500,000	(151,529)	(201,197)	49,668
Pay	BR-CDI-Compounded	10.155%	01/02/2013	GSC	BRL	600,000	(16,108)	0	(16,108)
Pay	6-Month GBP-LIBOR-BBA	5.000%	09/15/2010	BCLY	GBP	3,300,000	220,901	(55,781)	276,682

							$50,708	$(256,978)	$307,686
At November 30, 2009, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Daimler Finance North America, A-	(0.540%)	09/20/2011	BCLY	0.693%	USD	$300,000	$537	$0	$537
Daimler Finance North America, A-	(0.580%)	09/20/2011	BCLY	0.693%	USD	600,000	534	0	534
Embarq Corp., BBB-	(1.250%)	03/20/2014	DUB	0.729%	USD	1,200,000	(28,794)	0	(28,794)
Embarq Corp., BBB-	(1.270%)	03/20/2014	DUB	0.729%	USD	600,000	(14,916)	0	(14,916)
Embarq Corp., BBB-	(1.300%)	03/20/2014	MSC	0.729%	USD	200,000	(5,232)	0	(5,232)
Embarq Corp., BBB-	(1.430%)	03/20/2014	DUB	0.729%	USD	600,000	(18,942)	0	(18,942)
Fosters Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.503%	USD	2,400,000	(199,659)	0	(199,659)
Goodrich Corp., BBB+	(0.510%)	09/20/2016	DUB	0.610%	USD	300,000	1,572	0	1,572
HSBC Finance Corp., A	(0.170%)	12/20/2013	BNP	1.294%	USD	300,000	12,883	0	12,883
Istar Financial Inc., CAA+	(0.370%)	03/20/2011	BCLY	32.885%	USD	300,000	90,495	0	90,495
Motorola Inc., BB+	(3.550%)	12/20/2017	MSC	1.900%	USD	400,000	(46,963)	0	(46,963)
Motorola Inc., BB+	(3.600%)	12/20/2017	RBS	1.900%	USD	400,000	(48,340)	0	(48,340)
Newell Rubbermaid Inc., BBB-	(0.480%)	06/20/2017	UBS	1.850%	USD	200,000	17,263	0	17,263
Newell Rubbermaid Inc., BBB-	(0.490%)	06/20/2017	RBS	1.850%	USD	400,000	34,396	0	34,396
Race Point CLO, BB	(4.030%)	04/15/2020	BCLY	31.059%	USD	1,100,000	722,262	8,250	714,012
Race Point CLO, BBB	(1.950%)	04/15/2020	BCLY	21.392%	USD	800,000	435,117	2,800	432,317
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BCLY	23.526%	USD	1,000,000	643,006	7,500	635,506
Saratoga CLO I Ltd., CCC+	(3.780%)	12/15/2019	BCLY	81.476%	USD	860,903	548,664	4,735	543,929
UBS AG, A+	(2.250%)	03/20/2014	BCLY	0.851%	EUR	1,000,000	(91,954)	0	(91,954)

							$2,051,929	$23,285	$2,028,644
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

GMAC LLC, CCC	3.570%	09/20/2017	BCLY	6.150%	USD	$2,800,000	$(347,663)	$0	$(347,663)

							$(347,663)	$0	$(347,663)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	06/20/2018	MSC	USD	$5,130,400	$(23,057)	$(210,543)	$187,486
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	06/20/2014	DUB	USD	3,571,200	3,642	61,322	(57,680)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2012	GSC	USD	4,452,800	194,156	(38,295)	232,451
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	12,662	7,108	5,554

						$187,403	$(180,408)	$367,811
Credit Default Swaps on Credit Indices — Sell Protection (2)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE AAA 06-2 Index, BAA+	0.110%	05/25/2046	CSFB	USD	$397,619	$(241,758)	$(82,535)	$(159,223)
ABX.HE AAA 06-2 Index, BAA+	0.110%	05/25/2046	GSC	USD	10,238,684	(6,225,273)	(2,303,704)	(3,921,569)

						$(6,467,031)	$(2,386,239)	$(4,080,792)

At November 30, 2009, International Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	6-Month EUR-EURIBOR-Reuters	2.000%	6/16/2011	GSC	EUR	1,300,000	$3,915	$539	$3,376
Pay	6-Month EUR-EURIBOR-Reuters	2.500%	9/15/2011	BCLY	EUR	17,000,000	116,053	37,280	78,773
Pay	6-Month EUR-EURIBOR-Reuters	3.000%	9/15/2012	DUB	EUR	2,700,000	45,784	14,792	30,992
Pay	6-Month EUR-EURIBOR-Reuters	3.250%	9/15/2012	BCLY	EUR	12,000,000	289,913	17,661	272,252
Pay	6-Month GBP-LIBOR-BBA	4.000%	9/16/2019	BNP	GBP	5,800,000	311,470	(223,120)	534,590
Pay	6-Month JPY-LIBOR-BBA	1.000%	12/16/2014	UBS	JPY	1,520,000,000	219,411	(12,424)	231,835
Pay	6-Month JPY-LIBOR-BBA	1.043%	12/20/2015	GSC	JPY	870,000,000	411,595	126,714	284,881
Pay	6-Month JPY-LIBOR-BBA	1.500%	12/16/2019	RBS	JPY	410,000,000	53,663	6,366	47,297
Pay	MXN-TIIE-Banxico	8.450%	6/3/2019	BCLY	MXN	47,300,000	92,669	0	92,669
Pay	3-Month SEK-SIBOR-SIDE	4.500%	3/18/2014	GSC	SEK	1,000,000	14,478	(1,040)	15,518

							$1,558,951	$(33,232)	$1,592,183

At November 30, 2009, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Alcoa Inc., BBB-	(0.850%)	3/20/2012	MSC	1.779%	USD	$1,000,000	$19,157	$0	$19,157
American General Finance Corp., BB-	(1.830%)	12/20/2017	RBS	8.127%	USD	1,000,000	311,492	0	311,492
Avnet Inc., BBB-	(1.530%)	9/20/2016	UBS	1.554%	USD	300,000	(475)	0	(475)
Bear Stearns & Cos., A+	(0.870%)	3/20/2018	DUB	0.578%	USD	3,000,000	(69,480)	0	(69,480)
Bear Stearns & Cos., A+	(1.050%)	3/20/2018	RBS	0.578%	USD	2,000,000	(73,475)	0	(73,475)
Capital One Financial Corp., BBB	(0.350%)	9/20/2011	UBS	1.105%	USD	100,000	1,282	0	1,282
Cleveland Electric Illumination Co., BBB	(0.940%)	6/20/2017	RBS	1.757%	USD	1,000,000	50,361	0	50,361
CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	4.548%	USD	200,000	6,291	0	6,291

Credit Suisse Group Finance, A+	(2.000%)	6/20/2013	DUB	0.623%	USD	700,000	(36,163)	0	(36,163)
Daimler Finance North America, BBB+	(0.620%)	9/20/2011	RBS	0.693%	USD	100,000	9	0	9
Deutsche Telekom International, BBB+	(1.180%)	9/20/2018	BCLY	0.926%	USD	500,000	(10,761)	0	(10,761)
DR Horton Inc., BB-	(3.950%)	3/20/2010	RBS	2.057%	USD	200,000	(2,729)	0	(2,729)

GATX Financial Corp., BBB+	(0.610%)	3/20/2012	RBS	1.331%	USD	1,000,000	15,179	0	15,179

Goldman Sachs Group Inc., A	(0.330%)	3/20/2016	BES	1.050%	USD	200,000	8,080	0	8,080

HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	1.209%	USD	200,000	3,345	0	3,345
Istar Financial Inc., CCC+	(0.450%)	3/20/2012	CSFB	29.862%	USD	300,000	116,784	0	116,784
Kroger Co. (The), BBB	(0.780%)	9/20/2017	DUB	0.922%	USD	500,000	4,254	0	4,254
Limited Brands Inc., BB-	(3.550%)	9/20/2017	GSC	2.867%	USD	500,000	(24,480)	0	(24,480)

Macys Retail Holdings Inc., BB	(2.530%)	12/20/2016	DUB	2.682%	USD	1,000,000	3,733	0	3,733

Macy’s Retail Holdings Inc., BB	(5.000%)	9/20/2014	BNP	2.613%	USD	650,000	(74,048)	(67,378)	(6,670)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.635%	USD	1,000,000	(5,197)	0	(5,197)

Nabors Industries Inc., BBB+	(0.630%)	3/20/2018	DUB	1.086%	USD	1,000,000	31,299	0	31,299
National Grid PLC, BBB+	(0.210%)	6/20/2011	BCLY	0.610%	USD	300,000	1,758	0	1,758
Pearson Dollar Finance PLC, BBB+	(0.540%)	6/20/2014	MSC	0.534%	USD	1,000,000	(1,282)	0	(1,282)
Prologis, BBB-	(1.480%)	12/20/2015	BOA	2.770%	USD	1,000,000	62,608	0	62,608
Starwood Hotels & Resorts World, BB	(1.490%)	6/20/2018	BOA	2.441%	USD	1,000,000	60,818	0	60,818

Tate & Lyle International, BBB-	(0.510%)	12/20/2014	DUB	1.154%	USD	100,000	2,944	0	2,944
UBS AG, A+	(2.150%)	12/20/2013	BCLY	0.826	% EUR	900,000	(74,632)	0	(74,632)
UBS AG, A+	(2.350%)	3/20/2014	BCLY	0.851%	USD	2,600,000	(172,307)	0	(172,307)
UST Inc. , BBB	(0.720%)	3/20/2018	GSC	0.258%	USD	500,000	(18,069)	0	(18,069)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	1.065%	USD	100,000	1,650	0	1,650

							$137,946	$(67,378)	$205,324
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2009 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Brazilian Government International, BBB-	1.000%	12/20/2010	RBS	0.653%	USD	$300,000	$1,701	$1,175	$526
Emirate Of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	1.444%	USD	800,000	(15,111)	(20,482)	5,371
Gazprom, BBB	0.610%	5/20/2012	BOA	2.468%		200,000	(8,837)	0	(8,837)

HSBC Financial Corp., Ltd., A	1.500%	6/20/2010	GSC	0.988%	USD	1,300,000	7,574	0	7,574
SLM Corp., BBB-	0.700%	6/20/2012	GSC	6.253%	USD	100,000	(12,505)	0	(12,505)

United Mexican States, BBB+	1.000%	12/20/2010	RBS	0.911%	USD	300,000	877	546	331

							$(26,301)	$(18,761)	$(7,540)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG12 10 Year Index, BAA+	(1.000%)	6/20/2019	DUB	USD	$2,182,400	$32,366	$94,925	$(62,559)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	MSC	USD	7,936,000	8,094	235,226	(227,132)
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	DUB	USD	2,420,000	132,308	15,974	116,334
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	GSC	USD	15,391,200	841,479	158,531	682,948
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	DUB	USD	1,161,600	50,649	43,534	7,115

						$1,064,896	$548,190	$516,706

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviations:

BCLY	Barclays Bank PLC	BRL	Brazilian Real
BES	Bear Stearns & Co., Inc.	EUR	Euro Dollar
BNP	BNP Paribas Bank	GBP	British Pound
BOA	Bank of America	JPY	Japanese Yen
BSN	Bank of Nova Scotia	MXN	Mexican Peso
CSFB	Credit Suisse Securities (USA) LLC	SEK	Swedish Krona
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
MSC	Morgan Stanley & Co. Incorporated
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
SSB	State Street Corp.
At November 30, 2009, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation (depreciation) of $(1,724,314)and $2,306,673, respectively, from swap contracts.
At November 30, 2009, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $1,930,000 and $1,800,000, respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Consulting Group Capital Markets Funds

By	/s/ JAMES J. TRACY James J. Tracy
Chief Executive Officer
Date January 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY James J. Tracy
Chief Executive Officer
Date: January 29, 2010

By:	/s/ JAMES F. WALKER James F. Walker
Chief Financial Officer
Date: January 29, 2010